--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Statement of Assets and Liabilities.....................        2
    Statement of Operations.................................        3
    Statements of Changes in Net Assets.....................        4
    Financial Highlights....................................        5
    Notes to Financial Statements...........................      6-7
    Report of Independent Certified Public Accountants......        8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 SMALL
 COMPANY SERIES
    Performance Chart.......................................        9
    Schedule of Investments.................................    10-40
    Statement of Assets and Liabilities.....................       41
    Statement of Operations.................................       42
    Statements of Changes in Net Assets.....................       43
    Financial Highlights....................................       44
    Notes to Financial Statements...........................    45-46
    Report of Independent Certified Public Accountants......       47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA 6-10 INSTITUTIONAL PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
JUNE 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 DFA 6-10          RUSSEL 2000
           INSTITUTIONAL PORTFOLIO     INDEX
                   $10,000            $10,000
Jun. 93                     $9,921       $10,062
Jul. 93                     $9,989       $10,201
Aug. 93                    $10,314       $10,642
Sep. 93                    $10,590       $10,942
Oct. 93                    $10,806       $11,224
Nov. 93                    $10,607       $10,858
Dec. 93                    $10,901       $11,229
Jan. 94                    $11,244       $11,581
Feb. 94                    $11,153       $11,539
Mar. 94                    $10,617       $10,931
Apr. 94                    $10,638       $10,996
May. 94                    $10,588       $10,872
Jun. 94                    $10,285       $10,506
Jul. 94                    $10,436       $10,678
Aug. 94                    $10,931       $11,273
Sep. 94                    $10,991       $11,235
Oct. 94                    $11,031       $11,190
Nov. 94                    $10,661       $10,738
Dec. 94                    $10,789       $11,025
Jan. 95                    $10,862       $10,887
Feb. 95                    $11,217       $11,339
Mar. 95                    $11,437       $11,533
Apr. 95                    $11,813       $11,789
May. 95                    $12,044       $11,992
Jun. 95                    $12,660       $12,615
Jul. 95                    $13,444       $13,341
Aug. 95                    $13,841       $13,617
Sep. 95                    $14,082       $13,861
Oct. 95                    $13,361       $13,241
Nov. 95                    $13,761       $13,798
Dec. 95                    $14,081       $14,162
Jan. 96                    $14,126       $14,146
Feb. 96                    $14,598       $14,588
Mar. 96                    $14,923       $14,890
Apr. 96                    $15,921       $15,686
May. 96                    $16,740       $16,304
Jun. 96                    $15,976       $15,634
Jul. 96                    $14,652       $14,269
Aug. 96                    $15,516       $15,098
Sep. 96                    $15,999       $15,689
Oct. 96                    $15,775       $15,447
Nov. 96                    $16,381       $16,084
Dec. 96                    $16,631       $16,505
Jan. 97                    $17,172       $16,835
Feb. 97                    $16,823       $16,428
Mar. 97                    $16,039       $15,652
Apr. 97                    $15,849       $15,696
May. 97                    $17,660       $17,443
Jun. 97                    $18,566       $18,191
Jul. 97                    $19,663       $19,037
Aug. 97                    $20,395       $19,473
Sep. 97                    $21,979       $20,899
Oct. 97                    $21,021       $19,981
Nov. 97                    $20,708       $19,851
Dec. 97                    $20,708       $20,199
Jan. 98                    $20,478       $19,880
Feb. 98                    $21,977       $21,349
Mar. 98                    $22,900       $22,228
Apr. 98                    $23,227       $22,350
May. 98                    $22,017       $21,146
Jun. 98                    $21,709       $21,190
Jul. 98                    $20,037       $19,474
Aug. 98                    $15,926       $15,692
Sep. 98                    $16,924       $16,921
Oct. 98                    $17,674       $17,611
Nov. 98                    $18,826       $18,534
Dec. 98                    $19,619       $19,681
Jan. 99                    $19,939       $19,943
Feb. 99                    $18,236       $18,327
Mar. 99                    $18,076       $18,613
Apr. 99                    $19,719       $20,281
May. 99                    $20,499       $20,577
Jun. 99                    $21,703       $21,507
Jul. 99                    $21,523       $20,918
Aug. 99                    $20,961       $20,144
Sep. 99                    $20,841       $20,148
Oct. 99                    $20,602       $20,231
Nov. 99                    $22,306       $21,438
Dec. 99                    $24,645       $23,865
Jan. 00                    $24,623       $23,481
Feb. 00                    $28,750       $27,358
Mar. 00                    $27,505       $25,555
Apr. 00                    $25,343       $24,016
May. 00                    $24,013       $22,616
Jun. 00                    $26,479       $24,588
Jul. 00                    $25,759       $23,797
Aug. 00                    $27,876       $25,612
Sep. 00                    $27,330       $24,859
Oct. 00                    $26,130       $23,751
Nov. 00                    $23,729       $21,311

ANNUALIZED
TOTAL RETURN                               FROM
(%)              ONE YEAR   FIVE YEARS  JUNE 1993
--------------------------------------------------
                   6.38       11.51       12.21

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 6-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA
  Investment Trust Company (12,940,181 Shares, Cost
  $156,116)++ at Value......................................  $   151,012
Receivable for Fund Shares Sold.............................          145
Prepaid Expenses and Other Assets...........................            1
                                                              -----------
    Total Assets............................................      151,158
                                                              -----------

LIABILITIES:
Payable For Investment Securities Purchased.................          145
Accrued Expenses and Other Liabilities......................           38
                                                              -----------
    Total Liabilities.......................................          183
                                                              -----------

NET ASSETS..................................................  $   150,975
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   13,887,456
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     10.87
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   148,464
Undistributed Net Investment Income.........................          991
Undistributed Net Realized Gain.............................        6,624
Unrealized Depreciation of Investment Securities............       (5,104)
                                                              -----------
    Total Net Assets........................................  $   150,975
                                                              ===========

--------------

++ The cost for federal income tax purposes is $159,297.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $ 1,330
                                                                     -------

EXPENSES
    Administrative Services.................................             122
    Accounting & Transfer Agent Fees........................              10
    Legal Fees..............................................               8
    Audit Fees..............................................               3
    Filing Fees.............................................               4
    Shareholders' Reports...................................              23
    Directors' Fees and Expenses............................               2
    Other...................................................               1
                                                                     -------
        Total Expenses......................................             173
        Less: Fees Waived...................................              (3)
                                                                     -------
        Net Expenses........................................             170
                                                                     -------
    NET INVESTMENT INCOME...................................           1,160
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................          13,624
Net Realized Loss on Investment Securities Sold.............            (988)
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (5,098)
                                                                     -------

    NET GAIN ON INVESTMENT SECURITIES.......................           7,538
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 8,698
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2000            1999
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $  1,160        $    992
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................           13,624           8,991
    Net Realized Loss on Investment Securities Sold.........             (988)         (1,675)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (5,098)         10,698
                                                                     --------        --------
        Net Increase in Net Assets Resulting from
          Operations........................................            8,698          19,006
                                                                     --------        --------

Distributions From:
    Net Investment Income...................................           (1,030)           (761)
    Net Realized Gains......................................          (10,485)         (3,293)
                                                                     --------        --------
        Total Distributions.................................          (11,515)         (4,054)
                                                                     --------        --------
Capital Share Transactions (1):
    Shares Issued...........................................           64,249          28,233
    Shares Issued in Lieu of Cash Distributions.............           11,515           4,054
    Shares Redeemed.........................................          (57,079)        (10,812)
                                                                     --------        --------
        Net Increase from Capital Share Transactions........           18,685          21,475
                                                                     --------        --------
        Total Increase......................................           15,868          36,427
NET ASSETS
    Beginning of Period.....................................          135,107          98,680
                                                                     --------        --------
    End of Period...........................................         $150,975        $135,107
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................            5,331           2,731
   Shares Issued in Lieu of Cash Distributions..............            1,092             435
   Shares Redeemed..........................................           (4,673)         (1,099)
                                                                     --------        --------
                                                                        1,750           2,067
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2000         1999         1998         1997         1996
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  11.13     $   9.80     $  11.90     $  14.60     $  12.79
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.08         0.08         0.08         0.08         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.60         1.66        (1.10)        2.46         2.22
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      0.68         1.74        (1.02)        2.54         2.35
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.08)       (0.08)       (0.08)       (0.13)       (0.02)
  Net Realized Gains...............     (0.86)       (0.33)       (1.00)       (5.11)       (0.52)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (0.94)       (0.41)       (1.08)       (5.24)       (0.54)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  10.87     $  11.13     $   9.80     $  11.90     $  14.60
                                     ========     ========     ========     ========     ========
Total Return.......................      6.38%       18.47%       (9.09)%      26.52%       19.04%

Net Assets, End of Period
  (thousands)......................  $150,975     $135,107     $ 98,680     $ 15,968     $ 10,990
Ratio of Expenses to Average Net
  Assets (1) ......................      0.18%        0.20%        0.20%        0.20%        0.20%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......      0.18%        0.21%        0.22%        0.40%        0.38%
Ratio of Net Investment Income to
  Average Net Assets...............      0.67%        0.89%        1.26%        0.77%        0.47%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      0.67%        0.88%        1.24%        0.57%        0.28%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................        38%          29%          29%          30%          32%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 20% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net-short term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2000, approximately $3,000 of waived fees are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................           --
Gross Unrealized Depreciation...............................      $(8,285)
                                                                  -------
  Net.......................................................      $(8,285)
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA 6-10 Institutional Portfolio (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida

January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 SMALL COMPANY SERIES VS.
RUSSELL 2000 VALUE INDEX
MARCH 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
           U.S. 6-10 SMALL   RUSSELL 2000
            COMPANY SERIES       INDEX
               $10,000          $10,000
Mar. 93             $10,237        $10,324
Apr. 93              $9,928        $10,040
May. 93             $10,330        $10,484
Jun. 93             $10,289        $10,549
Jul. 93             $10,371        $10,694
Aug. 93             $10,721        $11,156
Sep. 93             $11,010        $11,471
Oct. 93             $11,248        $11,767
Nov. 93             $10,974        $11,383
Dec. 93             $11,289        $11,773
Jan. 94             $11,639        $12,141
Feb. 94             $11,549        $12,097
Mar. 94             $10,995        $11,460
Apr. 94             $11,018        $11,528
May. 94             $10,962        $11,398
Jun. 94             $10,647        $11,014
Jul. 94             $10,804        $11,195
Aug. 94             $11,323        $11,819
Sep. 94             $11,379        $11,778
Oct. 94             $11,425        $11,731
Nov. 94             $11,039        $11,257
Dec. 94             $11,178        $11,559
Jan. 95             $11,252        $11,413
Feb. 95             $11,621        $11,888
Mar. 95             $11,841        $12,091
Apr. 95             $12,234        $12,360
May. 95             $12,480        $12,572
Jun. 95             $13,119        $13,225
Jul. 95             $13,931        $13,987
Aug. 95             $14,337        $14,276
Sep. 95             $14,595        $14,532
Oct. 95             $13,845        $13,882
Nov. 95             $14,259        $14,465
Dec. 95             $14,598        $14,847
Jan. 96             $14,639        $14,831
Feb. 96             $15,135        $15,294
Mar. 96             $15,470        $15,610
Apr. 96             $16,502        $16,445
May. 96             $17,360        $17,093
Jun. 96             $16,568        $16,391
Jul. 96             $15,188        $14,960
Aug. 96             $16,086        $15,829
Sep. 96             $16,595        $16,448
Oct. 96             $16,355        $16,195
Nov. 96             $16,993        $16,862
Dec. 96             $17,248        $17,304
Jan. 97             $17,820        $17,650
Feb. 97             $17,449        $17,222
Mar. 97             $16,631        $16,410
Apr. 97             $16,445        $16,456
May. 97             $18,315        $18,287
Jun. 97             $19,258        $19,072
Jul. 97             $20,402        $19,958
Aug. 97             $21,159        $20,415
Sep. 97             $22,796        $21,910
Oct. 97             $21,807        $20,948
Nov. 97             $21,491        $20,812
Dec. 97             $21,491        $21,176
Jan. 98             $21,254        $20,841
Feb. 98             $22,814        $22,382
Mar. 98             $23,763        $23,304
Apr. 98             $24,103        $23,432
May. 98             $22,850        $22,169
Jun. 98             $22,544        $22,215
Jul. 98             $20,815        $20,416
Aug. 98             $16,543        $16,451
Sep. 98             $17,577        $17,739
Oct. 98             $18,358        $18,463
Nov. 98             $19,564        $19,431
Dec. 98             $20,384        $20,633
Jan. 99             $20,722        $20,908
Feb. 99             $18,952        $19,214
Mar. 99             $18,784        $19,514
Apr. 99             $20,497        $21,262
May. 99             $21,306        $21,573
Jun. 99             $22,568        $22,548
Jul. 99             $22,380        $21,930
Aug. 99             $21,796        $21,119
Sep. 99             $21,683        $21,123
Oct. 99             $21,438        $21,210
Nov. 99             $23,207        $22,476
Dec. 99             $25,648        $25,020
Jan. 00             $25,627        $24,617
Feb. 00             $29,917        $28,682
Mar. 00             $28,634        $26,791
Apr. 00             $26,383        $25,179
May. 00             $24,996        $23,711
Jun. 00             $27,560        $25,778
Jul. 00             $26,802        $24,948
Aug. 00             $29,011        $26,852
Sep. 00             $28,442        $26,062
Oct. 00             $27,202        $24,900
Nov. 00             $24,710        $22,343

ANNUALIZED
TOTAL RETURN                               FROM
(%)              ONE YEAR   FIVE YEARS  MARCH 1993
---------------------------------------------------
                   6.48       11.62        12.38

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (99.0%)
 *@track Communications, Inc...........................      22,300    $     21,603
 *1-800 CONTACTS, Inc..................................      20,200         551,712
 *1-800-FLOWERS.COM, Inc...............................       3,700          13,644
 21st Century Holding Co...............................       1,100           3,472
 *24/7 Media, Inc......................................      36,700          44,728
 *3-D Systems Corp.....................................      15,600         219,375
 *3Dfx Interactive, Inc................................      39,443         107,236
 *3DO Co...............................................      47,900          92,058
 *3TEC Energy Corp.....................................       3,700          53,650
 *99 Cents Only Stores.................................       7,600         176,700
 *A Consulting Team, Inc...............................       6,600          17,119
 *A.C. Moore Arts & Crafts, Inc........................      10,300          69,203
 *aaiPharma, Inc.......................................      19,600         177,012
 *Aames Financial Corp.................................         240             225
 *AAON, Inc............................................       8,800         191,400
 AAR Corp..............................................      43,000         446,125
 Aaron Rents, Inc. Class A.............................       4,900          70,131
 Aaron Rents, Inc. Class B.............................      14,400         216,000
 *Aastrom Biosciences, Inc.............................      27,300          36,684
 *Abaxis, Inc..........................................      21,000         124,687
 ABC Bancorp...........................................       8,310          73,751
 *ABC Rail Products Corp...............................      27,200         198,050
 Abington Bancorp, Inc.................................       3,900          36,928
 *Abiomed, Inc.........................................      26,400         614,625
 *Able Telcom Holding Corp.............................      19,900          70,272
 *Ablest, Inc..........................................       2,100          11,812
 ABM Industries, Inc...................................      31,600         902,575
 *About.com, Inc.......................................      12,500         208,984
 Abrams Industries, Inc................................         200             750
 *Abraxas Petroleum Corp...............................       4,200          11,812
 *Acacia Research Corp.................................      25,600         499,200
 *Acceptance Insurance Companies, Inc..................      18,800          89,300
 *Access Worldwide Communications, Inc.................      12,400          10,850
 *Acclaim Entertainment, Inc...........................      69,800          62,166
 *Accredo Health, Inc..................................       9,600         385,800
 *Accrue Software, Inc.................................      32,000          71,000
 *Ace Cash Express, Inc................................      16,300         186,941
 *Ace Comm Corp........................................      14,700          43,870
 Aceto Corp............................................       6,000          56,625
 Ackerley Group, Inc...................................      36,800         315,100
 *Acme Communications, Inc.............................      13,000         112,937
 *Acme United Corp.....................................       5,300          16,231
 *Acorn Products, Inc..................................       5,300           3,395
 *ACT Manufacturing, Inc...............................      21,200         428,637
 *Actel Corp...........................................      22,800         517,987
 *Acterna Corp.........................................       7,083          59,541
 *Action Performance Companies, Inc....................      29,400          90,037
 *Actionpoint, Inc.....................................       5,600          17,675
 *Active Voice Corp....................................      13,800         268,669
 *Activision, Inc......................................      38,700         412,397
 *Actrade Financial Technologies, Ltd..................      13,400         270,512
 *Actuant Corp.........................................      29,200         105,850
 *Actuate Corp.........................................       6,800         137,912
 *ACTV, Inc............................................      43,000         286,219
 *Adac Laboratories....................................      33,066         606,554

                                                               SHARES        VALUE+
                                                               ------        ------

 *adam.com, Inc........................................       9,000    $     19,687
 Adams Resources & Energy, Inc.........................       5,400          68,175
 *Adaptive Broadband Corp..............................      22,000         155,031
 *ADE Corp.............................................      21,600         374,625
 *Adelphia Business Solutions, Inc.....................      23,700          77,395
 *Adept Technology, Inc................................      17,300         264,366
 *Administaff, Inc.....................................      32,200       1,096,732
 *Advance Lighting Technologies, Inc...................      35,400         262,181
 *Advance Paradigm, Inc................................      32,200       1,065,619
 *Advanced Aerodynamics & Structures, Inc..............       6,200           6,297
 *Advanced Digital Information Corp....................      15,600         230,587
 *Advanced Energy Industries, Inc......................      21,600         424,575
 *Advanced Magnetics, Inc..............................       9,400          22,325
 Advanced Marketing Services, Inc......................      19,500         347,344
 *Advanced Materials Group, Inc........................         237             207
 *Advanced Neuromodulation Systems, Inc................      11,000         258,156
 *Advanced Nutraceuticals, Inc.........................       2,800           1,225
 *Advanced Photonix, Inc. Class A......................      16,900          14,787
 *Advanced Polymer Systems, Inc........................      33,000          80,437
 *Advanced Radio Telecom Corp..........................      42,700          87,402
 *Advanced Technical Products, Inc.....................       3,600          25,875
 *Advanced Tissue Sciences, Inc........................      84,800         331,250
 Advanta Corp. Class A.................................      17,500         128,242
 Advanta Corp. Class B Non-Voting......................      27,500         162,852
 *Advantage Learning Systems, Inc......................      48,500         989,703
 Advest Group, Inc.....................................      12,800         420,000
 *Advo, Inc............................................      24,800       1,004,400
 *Aehr Test Systems....................................       8,200          41,000
 *AEP Industries, Inc..................................       9,700         401,034
 *Aeroflex, Inc........................................      51,250       1,065,039
 *Aerosonic Corp.......................................       5,600          56,000
 *Aerovox, Inc.........................................       6,500          16,859
 *Aetrium, Inc.........................................      15,400          67,616
 *Affiliated Managers Group, Inc.......................      13,600         600,950
 *Affinity Technology Group, Inc.......................      33,600          14,175
 *Aftermarket Technology Corp..........................      29,300          93,394
 *AG Services America, Inc.............................       8,200         102,500
 *Ag-Chem Equipment Co., Inc...........................       8,000         185,000
 Agco Corp.............................................      76,200         742,950
 *Agribrands International, Inc........................      10,900         476,875
 *Agritope, Inc........................................       2,040           9,881
 *AHL Services, Inc....................................      21,100         257,156
 *AHT Corp.............................................      14,200              14
 *Air Methods Corp.....................................      12,500          45,508
 Airborne Freight Corp.................................      23,100         219,450
 *Airgas, Inc..........................................      98,900         741,750
 *AirGate PCS, Inc.....................................       1,200          27,375
 *Airnet Systems, Inc..................................      14,500          53,469
 *Airtran Holdings, Inc................................     101,900         598,662
 *Akorn, Inc...........................................      30,400         143,450
 *Aksys, Ltd...........................................      18,000         261,000
 Alabama National Bancorporation.......................      14,100         304,912
 Alamo Group, Inc......................................       8,700         115,275
 *Alaris Medical, Inc..................................      69,400          26,025
 *Alaska Air Group, Inc................................      17,800         497,287

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    142,912
 *Albany International Corp. Class A...................      44,272         434,419
 *Alcide Corp..........................................       2,300          56,637
 *Aldila, Inc..........................................      13,900          25,411
 *Alexion Pharmaceuticals, Inc.........................       6,500         542,141
 Alfa Corp.............................................      53,600         991,600
 Alico, Inc............................................       9,100         152,425
 *All American Semiconductor, Inc......................       5,100          43,031
 *Allaire Corp.........................................      18,900         101,587
 *Allcity Insurance Co.................................         200           1,487
 Allegiant Bancorp, Inc................................       4,700          40,978
 Allen Organ Co. Class B...............................         800          44,600
 *Allen Telecom, Inc...................................      41,900         691,350
 Alliance Bancorp......................................      14,455         261,997
 *Alliance Gaming Corp.................................       8,265          50,365
 *Alliance Pharmaceuticals Corp........................      61,700         525,414
 *Alliance Semiconductor Corp..........................      37,100         483,459
 *Alliant Techsystems, Inc.............................      16,200         996,300
 *Allied Healthcare Products, Inc......................       6,700          20,205
 *Allied Holdings, Inc.................................      10,200          51,000
 *Allied Research Corp.................................       6,300          55,125
 *Allied Riser Communications..........................      37,600          62,275
 *Allin Communications Corp............................       7,800          13,406
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          25,737
 *Allscripts, Inc......................................      10,400         112,450
 *Alltrista Corp.......................................       8,100          86,569
 *Almost Family, Inc...................................       1,600           5,400
 *Alpha Technologies Group, Inc........................      10,000          76,875
 *Alphanet Solutions, Inc..............................       6,900          15,741
 *Alpine Group, Inc....................................      22,200          86,025
 *Alteon, Inc..........................................      16,200          89,100
 *Alterra Healthcare Corp..............................      28,700          59,194
 *Altris Software, Inc.................................       2,402           2,890
 *Alysis Technologies, Inc.............................       2,000           2,156
 Ambanc Holding Co., Inc...............................       8,300         132,281
 *Ambassadors, Inc.....................................      11,700         196,341
 *AMBI, Inc............................................      42,500          39,844
 *AMC Entertainment, Inc...............................      29,100          61,837
 Amcast Industrial Corp................................      11,900         146,519
 Amcol International Corp..............................      37,700         240,337
 Amcore Financial, Inc.................................      38,000         756,437
 *Amedisys, Inc........................................       1,400           5,162
 *Amerco, Inc..........................................      30,500         571,875
 *America Services Group, Inc..........................       4,600         105,656
 *America West Holdings Corp.
   Class B.............................................     236,900       2,206,131
 *American Aircarriers Support, Inc....................       7,200           4,050
 American Bancorporation Ohio..........................       4,900          49,612
 American Bank of Connecticut..........................       4,900          94,631
 American Biltrite, Inc................................       4,500          65,812
 American Business Financial Services, Inc.............       5,300          32,877
 American Capital Strategies, Ltd......................      22,200         468,975
 *American Claims Evaluation, Inc......................       1,000           2,250
 *American Classic Voyages Co..........................      35,900         468,944
 *American Coin Merchandising, Inc.....................       7,800          19,987
 *American Dental Partners, Inc........................       7,800          63,131
 *American Eagle Outfitters, Inc.......................      16,200         713,306
 *American Ecology Corp................................      15,750          40,113

                                                               SHARES        VALUE+
                                                               ------        ------

 *American Freightways Corp............................      51,800    $  1,442,306
 American Greetings Corp. Class A......................      46,900         430,894
 *American Healthcorp, Inc.............................      12,300          98,784
 *American Home Mortgage Holdings, Inc.................       7,800          33,637
 *American Homestar Corp...............................      17,530           6,848
 *American Indemnity Financial Escrow..................         800             800
 American International Group, Inc.....................       7,395         716,853
 *American Italian Pasta Co............................      29,800         679,812
 *American Locker Group, Inc...........................         300           1,894
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         106,031
 *American Medical Technologies, Inc...................       5,100           5,180
 *American Pacific Corp................................      10,800          52,312
 *American Physicians Services Group, Inc..............       2,200           3,609
 *American Retirement Corp.............................      24,500          94,325
 *American Science & Engineering, Inc..................       6,500          34,125
 *American Shared Hospital Services....................       5,600          11,200
 *American Skiing Co...................................      20,400          48,450
 *American Software, Inc. Class A......................      29,600          57,812
 American States Water Company.........................      15,900         535,631
 *American Superconductor Corp.........................      18,300         431,194
 *American Technical Ceramics Corp.....................      12,000         114,000
 American Vanguard Corp................................         189           1,843
 *American Wagering, Inc...............................      11,800           5,531
 American Woodmark Corp................................      10,400         154,700
 Americana Bancorp, Inc................................       2,712          30,764
 *Amerihost Properties, Inc............................       6,400          18,800
 *Ameripath, Inc.......................................      34,700         576,887
 *Ameristar Casinos, Inc...............................      22,300         126,831
 Ameron, Inc...........................................       5,100         174,675
 AmerUs Group Co.......................................      25,644         748,484
 *Ames Department Stores, Inc..........................      47,500          95,742
 Ametek, Inc...........................................      59,800       1,360,450
 *Amistar Corp.........................................       1,600           4,100
 *AML Communications, Inc..............................       9,500          17,219
 Ampco-Pittsburgh Corp.................................      11,900         129,412
 *Ampex Corp. Class A..................................      65,400          40,875
 Amplicon, Inc.........................................      15,600         164,775
 *Amrep Corp...........................................       8,300          38,387
 *Amresco, Inc.........................................      10,460          21,574
 *Amsurg Corp. Class A.................................         589           9,682
 *Amsurg Corp. Class B.................................       6,200          88,544
 *Amtran, Inc..........................................      18,700         272,903
 Amwest Insurance Group, Inc...........................       3,894           9,492
 *Amylin Pharmaceuticals, Inc..........................      42,800         469,462
 *Anacomp, Inc.........................................      21,200           3,074
 *Anadigics, Inc.......................................      15,700         250,709
 Analogic Corp.........................................      16,600         579,444
 Analysts International Corp...........................      37,700         189,089
 *Analytical Surveys, Inc..............................      12,300           6,342
 *Anaren Microwave, Inc................................      16,800         637,875
 Anchor Bancorp Wisconsin, Inc.........................      37,100         555,341
 *Anchor Gaming, Inc...................................      24,000         907,500
 Andersons, Inc........................................       8,200          72,006
 Andover Bancorp, Inc..................................       8,700         258,553

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Andrea Electronics Corp..............................      22,100    $     72,709
 *Angeion Corp.........................................       4,300           2,217
 Angelica Corp.........................................      10,200          96,900
 *Anicom, Inc..........................................      30,300          24,619
 *Anika Therapeutics, Inc..............................      12,700          14,486
 *Ann Taylor Stores Corp...............................      10,200         211,650
 *Ansoft Corp..........................................      16,100         126,787
 *AnswerThink Consulting Group, Inc....................      39,400         218,547
 *Ansys, Inc...........................................      25,700         261,016
 *Antec Corp...........................................      25,200         205,537
 *Anthony and Sylvan Pools Corp........................       2,575          21,245
 *Antigenics, Inc......................................       3,709          44,624
 *APA Optics, Inc......................................      10,800          62,437
 *APAC Teleservices, Inc...............................      88,900         276,423
 *Aphton Corp..........................................      23,000         521,812
 Apogee Enterprises, Inc...............................      40,100         189,848
 Applebees International, Inc..........................      13,700         452,528
 *Applica, Inc.........................................      34,400         150,500
 *Applied Digital Solutions, Inc.......................      77,500         124,727
 *Applied Extrusion Technologies, Inc..................      18,900          46,659
 *Applied Films Corp...................................       6,800         170,000
 *Applied Graphics Technologies, Inc...................      32,600          84,556
 *Applied Imaging Corp.................................      16,200          56,700
 Applied Industrial Technologies, Inc..................      28,900         512,975
 *Applied Innovation, Inc..............................      25,000         242,187
 *Applied Microsystems Corp............................      10,400          34,775
 *Applied Science & Technology, Inc....................      21,500         245,906
 Applied Signal Technologies, Inc......................      13,400          73,700
 *AppliedTheory Corporation............................      15,900          17,391
 *Applix, Inc..........................................      19,200          54,000
 *Apria Healthcare Group, Inc..........................      25,000         585,937
 *Apropos Technology, Inc..............................      12,000          66,375
 *Aradigm Corp.........................................      28,700         438,572
 *Arch Capital Group Ltd...............................      20,500         305,578
 Arch Chemicals, Inc...................................      31,500         567,000
 Arch Coal, Inc........................................      51,800         527,712
 *Arch Wireless, Inc...................................      75,366          83,609
 Arctic Cat, Inc.......................................      25,100         289,434
 Area Bancshares Corp..................................      22,800         475,237
 Argonaut Group, Inc...................................      31,000         558,000
 *Argonaut Technologoes, Inc...........................       7,100          76,991
 *Argosy Gaming Corp...................................      45,400         749,100
 *Arguss Holdings, Inc.................................      20,000         246,250
 *ARI Network Services, Inc............................       8,000          15,750
 *Ariad Pharmaceuticals, Inc...........................      43,000         318,469
 *Ariel Corp...........................................      21,100          23,078
 *ARIS Corp............................................      17,100          29,925
 *Ark Restaurants Corp.................................       2,700          18,394
 *Arkansas Best Corp...................................      31,600         465,112
 *Armor Holdings, Inc..................................      34,400         543,950
 Armstrong Holdings, Inc...............................      35,700          33,469
 Arnold Industries, Inc................................      38,500         725,484
 *Aronex Pharmaceuticals, Inc..........................      36,700         184,647
 *Arqule, Inc..........................................      21,700         517,409
 *Arrhythmia Research Technology, Inc..................       1,800           3,150
 Arrow Financial Corp..................................       9,500         158,234
 Arrow International, Inc..............................      30,900       1,146,197
 *Artesyn Technologies, Inc............................      44,700       1,533,769
 *Arthrocare Corp......................................      19,600         321,562
 *Artificial Life, Inc.................................       1,200           9,150
 *Artisan Components, Inc..............................      23,000         155,250

                                                               SHARES        VALUE+
                                                               ------        ------

 *Artisoft, Inc........................................      24,900    $    109,327
 *Arts Way Manufacturing Co., Inc......................         200             644
 Arvinmeritor, Inc.....................................      23,100         304,631
 *Asante Technologies, Inc.............................       7,200           6,412
 ASB Financial Corp....................................       1,000           9,656
 *Ascent Assurance, Inc................................         109             170
 *Ashworth, Inc........................................      21,500         151,172
 *ASI Solutions, Inc...................................       9,300         122,644
 *Ask Jeeves, Inc......................................       2,500          22,148
 *Aspect Medical Systems, Inc..........................       5,000          43,125
 *Aspen Technology, Inc................................      28,600         681,931
 *Aspeon, Inc..........................................      14,100          21,150
 Associated Materials, Inc.............................       6,900         101,775
 Astea International, Inc..............................      18,500          12,430
 *Astec Industries, Inc................................      27,200         298,350
 Astro-Med, Inc........................................       4,500          19,406
 *Astronics Corp.......................................       6,200          69,362
 *Astronics Corp.......................................         620           6,936
 *AstroPower, Inc......................................      17,100         496,434
 *ASV, Inc.............................................      13,100         131,000
 *Asyst Technologies, Inc..............................      29,000         314,469
 *ATG, Inc.............................................      16,200          18,984
 *Athey Products Corp..................................       2,940             781
 *Atlanta Sosnoff Capital Corp.........................       7,700          79,887
 *Atlantic American Corp...............................      21,100          40,552
 *Atlantic Coast Airlines, Inc.........................      28,000       1,188,250
 *Atlantic Data Services, Inc..........................      18,700          52,009
 *Atlantic Premium Brands, Ltd.........................       2,000           2,375
 *Atlantis Plastics, Inc...............................       3,300          12,581
 *ATMI, Inc............................................      26,700         412,181
 Atmos Energy Corp.....................................      45,900       1,153,237
 *Atrion Corp..........................................       2,700          32,737
 *Atrix Labs, Inc......................................      18,400         312,800
 *ATS Medical, Inc.....................................      35,000         447,344
 *Atwood Oceanics, Inc.................................      22,100         697,531
 *Audiovox Corp. Class A...............................      45,800         435,100
 *August Technology Corp...............................      14,800         169,275
 *Ault, Inc............................................       7,100          44,819
 *Aura Systems, Inc....................................       5,295           2,065
 *Aurora Biosciences Corp..............................       6,300         201,403
 *Aurora Foods, Inc....................................      84,700         206,456
 *Auspex Systems, Inc..................................      47,800         293,522
 *Autobond Acceptance Corp.............................       5,900             885
 *autobytel.com, Inc...................................      20,000          49,687
 *Autoimmune, Inc......................................      19,200          34,500
 *Autologic Information International, Inc.............       2,300           5,427
 *Autote Corp. Class A.................................      59,058         194,891
 *Avalon Holding Corp. Class A.........................       1,550           4,069
 *Avant Corp...........................................      62,800         991,062
 *Avant Immunotherapeutics, Inc........................      72,200         575,344
 *Avatar Holdings, Inc.................................       9,100         186,550
 Avert, Inc............................................       5,800          79,025
 *Avi Biopharma, Inc...................................      24,800         148,800
 *Aviall, Inc..........................................      27,600         139,725
 *Aviation Sales Co....................................      25,542          76,626
 *Avid Technology, Inc.................................      39,600         716,512
 *Avigen, Inc..........................................      27,100         934,950
 *Aviron...............................................      23,500       1,246,234
 *Avis Group Holdings, Inc.............................      43,600       1,403,375
 *AVT Corporation......................................      46,300         232,947

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Avteam, Inc. Class A.................................      12,800    $      5,600
 *Aware, Inc...........................................      12,000         233,625
 *Axent Technologies, Inc..............................      41,220         730,367
 *AXS-One, Inc.........................................      34,700          30,362
 *Axsys Technologies, Inc..............................       6,400         157,600
 *AXT, Inc.............................................      24,200         726,756
 *Axys Pharmaceuticals, Inc............................      59,200         238,650
 *Aztar Corp...........................................      62,500         906,250
 AZZ, Inc..............................................       7,200         121,500
 *Bacou USA, Inc.......................................      24,900         605,381
 Badger Meter, Inc.....................................       3,200          75,600
 *Badger Paper Mills, Inc..............................       1,000           2,750
 Bairnco Corp..........................................       9,700          75,175
 Baker (J.), Inc.......................................      20,800          87,750
 *Baker (Michael) Corp.................................       7,900          63,200
 *Balanced Care Corp...................................       5,300           2,319
 Balchem Corp..........................................       5,000          61,875
 Baldor Electric Co....................................      47,233       1,015,509
 Baldwin & Lyons, Inc. Class B.........................      14,700         276,544
 *Baldwin Piano & Organ Co.............................       1,300           4,997
 *Baldwin Technology, Inc. Class A.....................      13,500          16,875
 *Ballantyne Omaha, Inc................................      17,200          11,825
 *Bally Total Fitness Holding Corp.....................      35,900       1,005,200
 *Baltek Corp..........................................       1,500          11,062
 Bancfirst Ohio Corp...................................      10,290         154,993
 *Bancinsurance Corp...................................       7,800          35,100
 Bancorp Connecticut, Inc..............................       6,700          86,681
 BancorpSouth, Inc.....................................      19,137         233,232
 Bandag, Inc...........................................      14,500         553,719
 Bandag, Inc. Class A..................................      12,300         393,600
 Bangor Hydro-Electric Co..............................       9,500         238,094
 Bank of Granite Corp..................................      14,800         301,550
 Bank of The Ozarks....................................       3,800          40,494
 *Bank Plus Corp.......................................      27,700          90,458
 *Bank United Financial Corp. Class A..................      28,800         196,200
 Bank West Financial Corp..............................       2,600          18,687
 BankAtlantic Bancorp, Inc. Class A....................      11,285          41,613
 BankFirst Corp........................................      16,700         248,934
 *Bankrate, Inc........................................       7,000           5,797
 Banner Corp...........................................      17,160         226,834
 Banta Corp............................................      35,900         821,212
 Barnes Group, Inc.....................................      25,700         486,694
 *barnesandnoble.com, inc..............................      17,712          44,559
 Barnwell Industries, Inc..............................         400           6,925
 *Barra, Inc...........................................      18,200       1,041,381
 *Barrett Business Services, Inc.......................      10,000          41,875
 *Barringer Technologies, Inc..........................      11,200         100,100
 *Barrister Information Systems Corp...................      11,800           7,375
 *Barry (R.G.) Corp....................................      12,000          27,750
 *Base Ten Systems, Inc................................       1,720             296
 *Basin Exploration, Inc...............................      29,600         587,375
 Bassett Furniture Industries, Inc.....................      16,600         191,419
 *Battle Mountain Gold Co..............................     162,670         254,172
 Bay State Bancorp, Inc................................       1,400          37,625
 Bay View Capital Corp.................................      52,100         407,031
 *Baycorp Holdings, Ltd................................      13,200         103,950
 *Bayou Steel Corp. Class A............................      13,500          12,656
 *BCT International, Inc...............................       2,700           4,050
 *Be Aerospace, Inc....................................      40,300         560,422
 *Beazer Homes USA, Inc................................      11,500         360,094
 *Bebe Stores, Inc.....................................      39,300         789,684

                                                               SHARES        VALUE+
                                                               ------        ------

 *BEI Electronics, Inc.................................       7,600    $     13,537
 BEI Technologies, Inc.................................      22,400         267,400
 *Bel Fuse, Inc. Class A...............................       3,300         111,581
 Bel Fuse, Inc. Class B................................       5,250         173,906
 *Belco Oil & Gas Corp.................................      45,500         389,594
 Belden, Inc...........................................      36,500         803,000
 *Bell and Howell Co...................................      23,300         407,750
 Bell Industries, Inc..................................      11,900          29,750
 *Bell Microproducts, Inc..............................      23,100         432,403
 *Bellwether Exploration Co............................      22,200         140,137
 *Benchmark Electronics, Inc...........................      20,800         600,600
 *Benihana, Inc........................................       1,000          11,250
 *Bentley Pharmaceuticals, Inc.........................      20,460         143,220
 *Benton Oil & Gas Co..................................      40,500          63,281
 Bergen Brunswig Corp. Class A.........................     109,400       1,647,837
 Berkley (W.R.) Corp...................................      37,200       1,335,712
 *Berlitz International, Inc...........................       5,200          39,650
 Berry Petroleum Corp. Class A.........................      33,800         519,675
 *Bethlehem Steel Corp.................................     118,700         267,075
 *Beverly Enterprises..................................     141,800         779,900
 *Beyond.com Corp......................................      47,100          12,511
 BHA Group Holdings, Inc. Class A......................       8,400         133,087
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400          14,800
 Big Dog Holdings, Inc.................................       1,500           6,469
 *Billing Information Concepts Corp....................      58,200         157,322
 Bindley Western Industries, Inc.......................      33,821       1,065,362
 *BindView Development Corp............................      42,600         325,491
 *Bio Technology General Corp..........................      78,300         529,748
 *Bio Vascular, Inc....................................      12,600          50,400
 *Bioanalytical Systems, Inc...........................       4,900          11,637
 *Biocryst Pharmaceuticals, Inc........................      24,200         201,919
 *Bio-Logic Systems Corp...............................       5,200          19,825
 *BioMarin Pharmaceutical, Inc.........................       3,000          29,156
 *Biomatrix, Inc.......................................      37,600         756,700
 *Bionova Holdings Corp................................       8,170           8,681
 *Bionx Implants, Inc..................................      13,900          30,406
 *Bio-Plexus, Inc......................................       2,700           3,459
 *Biopure Corporation..................................       3,500          78,641
 *Bio-Rad Laboratories, Inc. Class A...................      16,600         547,800
 *BioReliance Corp.....................................       7,500          90,469
 *Biosite Diagnostics, Inc.............................      23,100         862,641
 *Biosource International, Inc.........................      13,500         195,750
 *Biospecifics Technologies Corp.......................       5,800          11,691
 *Biospherics, Inc.....................................      17,000          83,406
 *BioTransplant, Inc...................................      18,700         170,637
 *Birmingham Steel Corp................................      46,400          58,000
 *Bitstream, Inc.......................................      12,800          25,200
 *Bitwise Designs, Inc.................................      13,500          67,078
 *Black Hawk Gaming & Development, Inc.................       3,600          24,919
 Black Hills Corp......................................      33,000       1,126,125
 Blair Corp............................................      12,000         255,000
 Blanch (E.W.) Holdings, Inc...........................      20,600         315,437
 *BLC Financial Services, Inc..........................       5,000          17,187
 Block Drug Co., Inc. Class A..........................      18,100         954,209
 *Blonder Tongue Laboratories, Inc.....................       9,800          37,975
 *Blount International, Inc............................      24,000         201,000
 *Blue Rhino Corp......................................      15,400          52,456
 *Blue Wave Systems, Inc...............................      25,300          98,828
 *Bluegreen Corp.......................................      31,965          67,926

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Bluestone Software, Inc..............................       1,500    $     23,719
 BMC Industries, Inc...................................      43,800         219,000
 Bob Evans Farms, Inc..................................      51,700       1,055,003
 *Boca Resorts, Inc....................................      58,700         898,844
 *Bogen Communications International, Inc..............      12,500          59,766
 *Bolder Technologies Corp.............................      20,400          70,125
 *Bolt Technology Corp.................................       7,000          26,250
 *Bombay Co., Inc......................................      47,200         115,050
 *Bone Care International, Inc.........................      10,350         241,608
 *Bontex, Inc..........................................         200             356
 *Bon-Ton Stores, Inc..................................      15,600          45,825
 *Books-a-Million, Inc.................................      25,000          66,016
 *Boron, Lepore and Associates, Inc....................      18,900         181,912
 Boston Acoustics, Inc.................................       7,400         108,456
 *Boston Beer Company, Inc. Class A....................      21,200         170,925
 *Boston Biomedical, Inc...............................       8,200          19,475
 *Boston Communications Group, Inc.....................      26,800         551,912
 Boston Private Financial Holdings, Inc................      18,700         314,394
 Bostonfed Bancorp, Inc................................       6,900         129,375
 *Bottomline Technologies, Inc.........................       9,800         170,275
 *Boundless Corp.......................................       5,100          12,750
 Bowne & Co., Inc......................................      62,600         504,712
 *Boyd Gaming Corp.....................................     108,000         418,500
 *Boyds Collection, Ltd................................     100,000         850,000
 *Bradlees, Inc........................................       8,800           8,662
 *Bradley Pharmaceuticals, Inc.
   Class A.............................................       8,200          10,762
 Brady (W.H.) Co. Class A..............................      26,500         760,219
 *Brass Eagle, Inc.....................................       9,300          47,081
 *Braun Consulting, Inc................................      18,100          91,631
 *Breed Technologies, Inc..............................      36,800           1,380
 Brenton Banks, Inc....................................      28,500         371,391
 Bridgford Foods Corp..................................      14,100         178,012
 *Brigham Exploration Co...............................      14,500          52,562
 *Bright Horizons Family Solutions, Inc................       6,600         185,625
 *Brightpoint, Inc.....................................     111,200         602,912
 *BrightStar Information Technology Group, Inc.........      15,000          12,656
 *Brilliant Digital Entertainment, Inc.................      27,600          43,125
 *Brio Technology, Inc.................................      26,600         110,141
 *Britesmile, Inc......................................      30,100         138,272
 *Broadview Media, Inc.................................         200             331
 Brookline Bancorp, Inc................................      38,800         421,950
 *Brooks Automation, Inc...............................      10,400         235,625
 *Brookstone, Inc......................................      12,500         158,203
 *Brooktrout Technology, Inc...........................      18,300         190,434
 *Brown & Sharpe Manufacturing Co. Class A.............      20,600         100,425
 *Brown (Tom), Inc.....................................      40,400       1,080,700
 Brown and Brown, Inc..................................      35,000       1,106,875
 Brown Shoe Company, Inc...............................      27,300         291,769
 Brush Wellman, Inc....................................      23,100         441,787
 Bryn Mawr Bank Corp...................................         800          16,675
 BSB Bancorp, Inc......................................      13,100         180,534
 *BTG, Inc.............................................      11,800          77,437
 *BTU International, Inc...............................      11,000          92,469
 *Buca, Inc............................................       6,700         106,153
 *Buckeye Technology, Inc..............................      49,900         629,987
 *Buckhead America Corp................................         900           3,825

                                                               SHARES        VALUE+
                                                               ------        ------

 *Buckle, Inc..........................................      33,900    $    603,844
 *Budget Group, Inc....................................      44,200          74,587
 *Building Materials Holding Corp......................      16,500         131,742
 *Bull Run Corp. GA....................................      50,200          95,694
 Burlington Coat Factory Warehouse Corp................      63,280         858,235
 *Burlington Industries, Inc...........................      54,000          70,875
 Bush Industries, Inc. Class A.........................      14,200         178,387
 *Butler International, Inc............................      12,300          65,344
 Butler Manufacturing Co...............................       7,600         185,250
 *BWAY Corp............................................      14,800          64,750
 *BYL Bancorp..........................................       3,800          53,319
 C & D Technologies, Inc...............................       4,000         163,000
 *C.P. Clare Corp......................................      14,700          66,150
 *Cable Design Techologies Corp........................      34,087         511,305
 Cabot Oil & Gas Corp. Class A.........................      46,300         920,212
 *Cache, Inc...........................................      13,600          38,462
 *Caci International, Inc. Class A.....................      18,900         419,344
 *Cadiz, Inc...........................................      56,500         433,461
 Cadmus Communications Corp............................      11,700          82,266
 Cagle's, Inc. Class A.................................       2,000          20,000
 *CAIS Internet, Inc...................................      23,000          23,359
 *Cal Dive International, Inc..........................      37,200         728,887
 Calgon Carbon Corp....................................      61,300         344,812
 *Caliber Learning Network, Inc........................      13,600          21,250
 *Calico Commerce, Inc.................................       5,121           8,162
 *California Amplifier, Inc............................      21,200         293,487
 *California Coastal Communities, Inc..................      10,600          44,387
 *California Micro Devices Corp........................      16,800         129,675
 California Water Service Group........................      18,100         487,569
 *Callon Petroleum Co..................................      17,100         240,469
 *Calloways Nursery, Inc...............................       1,200           1,706
 Cal-Maine Foods, Inc..................................      12,400          52,312
 *Calton, Inc..........................................       7,180          24,232
 *CAM Commerce Solutions, Inc..........................       4,700          16,891
 *Cambridge Heart, Inc.................................      23,400          76,781
 *Cambridge Technology Partners, Inc...................      50,400         118,912
 Camco Financial Corp..................................       6,316          55,462
 Cameron Financial Corp................................       1,300          26,487
 *Candela Laser Corp...................................      22,700         139,747
 *Candies, Inc.........................................      17,200          12,362
 *Candlewood Hotel Co., Inc............................       1,500           4,078
 *Cannon Express, Inc. Class A.........................         900             844
 *Cannondale Corp......................................      12,000          43,500
 *Cantel Industries, Inc. Class B......................       5,700          48,450
 *Canterbury Information Technology, Inc...............      16,700          66,800
 *Capital Corp. of the West............................       4,100          47,150
 *Capital Crossing Bank................................       9,300          83,119
 *Capital Pacific Holdings, Inc........................      12,300          36,900
 *Capital Senior Living Corp...........................      27,600          67,275
 Capital Southwest Corp................................         300          15,375
 Capitol Bancorp, Ltd..................................       8,564          87,246
 Capitol Transamerica Corp.............................      14,600         174,287
 *Caprius, Inc.........................................         548              90
 *CapRock Communications Corp..........................      18,000          91,687
 Caraustar Industries, Inc.............................      37,800         341,381
 *Carbide/Graphite Group, Inc..........................      11,300          28,250
 Carbo Ceramics, Inc...................................      20,500         533,000
 *Cardiac Pathways Corp................................       2,000           7,656
 *Cardima, Inc.........................................      21,200           8,612

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *CardioDynamics International Corp....................      35,600    $    154,637
 *Cardiotech International, Inc........................       9,200          12,650
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      23,400         840,206
 *CareerEngine Network, Inc............................       7,000          12,031
 *CareMatrix Corp......................................         877             395
 *Carlyle Industries, Inc..............................       2,458             688
 Carpenter Technology Corp.............................      35,100       1,164,881
 *Carreker-Antinori, Inc...............................      29,700         684,028
 *Carriage Services, Inc. Class A......................      19,800          29,700
 *Carrier Access Corp..................................      16,800         117,075
 *Carrington Laboratories, Inc.........................      12,300          13,261
 *Carrizo Oil & Gas, Inc...............................      14,100         114,122
 Carter-Wallace, Inc...................................      43,800       1,316,737
 Cascade Corp..........................................      16,000         257,000
 Cascade Natural Gas Corp..............................      17,700         309,750
 *Casella Waste Systems, Inc. Class A..................      37,169         140,545
 Casey's General Stores, Inc...........................      74,300         866,059
 Cash America International, Inc.......................      37,200         158,100
 *Casino Data Systems..................................      29,600         160,025
 Castle (A.M.) & Co....................................      20,337         212,267
 *Castle Dental Centers, Inc...........................       6,900           2,264
 Castle Energy Corp....................................       7,300          49,275
 *Catalina Lighting, Inc...............................       8,800          20,350
 *Catalyst International, Inc..........................      13,000          52,000
 *Catalytica, Inc......................................      48,900         576,103
 *Catapult Communications Corp.........................       6,600          84,150
 Cathay Bancorp, Inc...................................       7,400         383,644
 Cato Corp. Class A....................................      31,100         425,681
 Cavalier Homes, Inc...................................      21,460          18,777
 *CB Richard Ellis Services, Inc.......................      30,900         465,431
 CBRL Group, Inc.......................................      57,500       1,245,234
 *CCA Industries, Inc..................................       4,300           2,889
 CCBT Financial Companies, Inc.........................      11,100         200,841
 *CCC Information Services Group, Inc..................      36,600         306,525
 *C-COR Electronics, Inc...............................      20,700         225,759
 *CD Warehouse, Inc....................................       3,300           2,217
 *CD&L, Inc............................................       7,300           4,106
 *CDI Corp.............................................      32,900         493,500
 *Cec Entertainment Inc................................      10,800         360,450
 *Celadon Group, Inc...................................      12,500          50,781
 *Celebrity, Inc.......................................       1,300             968
 *Celeris Corporation..................................       4,000           5,125
 *Celeritek, Inc.......................................      18,700         669,109
 *Cell Genesys, Inc....................................      30,252         600,313
 *Cell Pathways, Inc...................................       4,829          25,654
 *Cell Therapeutics, Inc...............................       8,500         359,922
 *Cellegy Pharmaceuticals, Inc.........................      16,900         111,962
 *Cellstar Corp........................................      84,200         140,772
 *Cellular Technical Services..........................       3,100          11,577
 *Cel-Sci Corp.........................................       5,500           8,855
 Cenit Bancorp, Inc....................................       6,100          70,912
 *Centennial Bancorp...................................      29,876         199,329
 *Centennial Technologies Inc..........................         196           2,989
 *CenterSpan Communication Corp........................       7,900          64,928
 Centex Construction Products, Inc.....................      27,100         643,625
 Central Bancorp, Inc..................................       2,400          38,250
 *Central Garden & Pet Co..............................      30,500         260,203
 Central Parking Corp..................................      33,000         523,875
 Central Vermont Public Service Corp...................      18,300         208,162
 Centura Banks, Inc....................................       2,470         104,049

                                                               SHARES        VALUE+
                                                               ------        ------

 Century Aluminum Co...................................      28,500    $    203,953
 Century Bancorp Income Class A........................       1,000          14,125
 *Century Business Services, Inc.......................      99,500         104,164
 Century South Banks, Inc..............................      17,900         390,444
 *Ceradyne, Inc........................................      13,200         101,887
 Cerberonics, Inc. Class A.............................         200             762
 *Ceres Group, Inc.....................................      16,000          94,000
 *Cerus Corp...........................................      16,600         990,812
 *CFM Technologies, Inc................................      11,000          54,312
 CFS Bancorp, Inc......................................      17,700         185,297
 CFW Communications Co.................................      21,000         395,062
 CH Energy Group, Inc..................................      27,000       1,100,250
 *Chad Therapeutics....................................      10,000           6,875
 *Champion Enterprises, Inc............................      83,300         260,312
 Champion Industries, Inc..............................      13,174          29,230
 *Championship Auto Racing Teams, Inc..................      21,200         471,700
 *Champps Entertainment, Inc...........................      18,000         143,719
 *Channell Commercial Corp.............................       6,300          45,478
 *Charles and Colvard, Ltd.............................      11,000          15,125
 *Charles River Associates, Inc........................      12,200         115,137
 *Charlotte Russe Holding, Inc.........................       2,800          45,850
 *Charming Shoppes, Inc................................     141,400         804,212
 *Chart House Enterprises, Inc.........................      15,000          68,437
 *Chart Industries, Inc................................      33,625         155,516
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Chase Corp............................................       4,100          39,462
 *Chase Industries, Inc................................      11,800          91,450
 *Chattem, Inc.........................................      14,200          68,781
 *Chaus (Bernard), Inc.................................      11,100           4,565
 *Cheap Tickets, Inc...................................       8,000          57,375
 *Check Technology Corp................................       8,000          29,750
 *Checkers Drive-In Restaurant, Inc....................       8,534          34,403
 *Checkpoint System, Inc...............................      42,300         348,975
 *Cheesecake Factory, Inc..............................      18,975         818,890
 Chemed Corp...........................................      13,500         464,062
 Chemfirst, Inc........................................      24,500         496,125
 Chemical Financial Corp...............................      20,770         419,943
 *Cherokee, Inc........................................      11,900         111,191
 *Chesapeake Biological Laboratories, Inc. Class A.....       6,400          28,500
 Chesapeake Corp.......................................      26,500         443,875
 *Chesapeake Energy Corp...............................     118,570         689,188
 Chesapeake Utilities Corp.............................       8,200         152,725
 Chester Valley Bancorp................................         498           8,482
 Chicago Rivet & Machine Co............................         200           3,587
 *Chicos Fas, Inc......................................      27,900         680,062
 *Children's Comprehensive Services, Inc...............      10,050          32,034
 *Children's Place Retail Stores, Inc..................      41,400       1,098,394
 *Childtime Learning Centers, Inc......................       6,500          38,391
 *Chiquita Brands International, Inc...................      94,285         159,106
 Chittenden Corp.......................................      23,659         635,836
 *Choice Hotels International, Inc.....................       7,800          91,162
 *Cholestech Corp......................................      19,200         111,600
 *Christopher & Banks Corp.............................      16,300         490,528
 *ChromaVision Medical Systems, Inc....................      30,800         144,375
 *Chromcraft Revington, Inc............................      12,600          92,925
 *Chronimed, Inc.......................................      19,400         142,469
 Church & Dwight Co., Inc..............................      50,500       1,069,969

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Churchill Downs, Inc..................................      15,800    $    451,287
 *Chyron Corp..........................................      48,600          94,162
 *Ciber, Inc...........................................      32,200         181,125
 CICOR International, Inc..............................      10,050          99,244
 *CIDCO, Inc...........................................      23,100          37,177
 *Cima Laboratories, Inc...............................      15,200         817,475
 *Ciprico, Inc.........................................       6,400          53,800
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         164,400
 *Circuit Systems, Inc.................................       2,600             715
 *Citadel Communications Corp..........................      23,600         240,425
 *Citadel Holding Corp. Class A........................       4,240          12,455
 *Citation Holding Corp. Class B.......................       1,060           3,246
 *Citizens, Inc. Class A...............................      31,236         191,324
 City Holding Co.......................................      23,686         140,636
 *Civic Bancorp........................................       6,000          93,750
 CKE Restaurants, Inc..................................      55,500         135,281
 Clarcor, Inc..........................................      38,800         693,550
 *Clarent Corp.........................................       6,506          78,885
 *Clark (Dick) Productions, Inc........................       3,880          49,359
 *Clark/Bardes Holdings, Inc...........................      11,300         117,944
 *Clarus Corporation...................................       9,600          73,950
 *Classic Communications, Inc. Class A.................       4,000          14,250
 *Clean Harbors, Inc...................................      12,400          23,056
 Cleveland Cliffs, Inc.................................      16,800         332,850
 *click2learn.com, Inc.................................      21,300         216,328
 *ClickAction, Inc.....................................      17,900         106,561
 *Clintrials Research, Inc.............................      20,750         113,477
 *Closure Medical Corp.................................      21,500         618,797
 *CMI Corp. Class A....................................      17,800          28,925
 CNA Surety Corp.......................................      47,900         562,825
 CNBT Bancshares, Inc..................................       6,400         114,200
 *CNS, Inc.............................................      23,100          74,353
 Coachmen Industries, Inc..............................      22,500         192,656
 *Coast Dental Services, Inc...........................       8,300          11,412
 *Coast Distribution System............................       4,000           3,500
 Coastal Bancorp, Inc..................................       8,200         155,544
 *Coastcast Corp.......................................      12,300         212,944
 *Cobalt Group, Inc....................................      21,900          54,066
 *Cobra Electronic Corp................................       6,100          34,503
 Coca-Cola Bottling Co. Consolidated...................       9,000         307,406
 *Coeur d'Alene Mines Corp. ID.........................      39,500          44,437
 *Cognitronics Corp....................................       3,750          36,300
 *Cognizant Technology Solutions Corp..................       2,100          78,094
 *Cohesion Technologies, Inc...........................      11,500          63,969
 Cohu, Inc.............................................      32,400         463,725
 *Coinstar, Inc........................................      26,100         315,647
 Cold Metal Products, Inc..............................       3,500           6,453
 *Coldwater Creek, Inc.................................      16,600         416,556
 *Cole (Kenneth) Productions, Inc. Class A.............       9,750         431,437
 Cole National Corp. Class A...........................      21,700         191,231
 *Collagenex Pharmaceuticals, Inc......................      12,200          49,562
 *Collateral Therapeutics, Inc.........................      17,300         505,484
 *Collins & Aikman Corp................................      75,300         272,962
 Collins Industries, Inc...............................      11,200          37,100
 Colorado Business Bankshares, Inc.....................       5,700          94,050
 *Colorado Medtech, Inc................................      19,600          94,937
 *Columbia Banking System, Inc.........................      18,722         234,025
 *Columbia Laboratories, Inc...........................      41,800         161,975

                                                               SHARES        VALUE+
                                                               ------        ------

 *Columbia Sportswear Co...............................      31,300    $  1,296,016
 *Columbus Energy Corp.................................       4,800          39,600
 Columbus McKinnon Corp................................      20,800         209,950
 *Com21, Inc...........................................      35,500         227,422
 *Comarco, Inc.........................................       6,600         118,800
 *Comdial Corp.........................................      15,200          27,075
 *Comforce Corp........................................      13,877          20,815
 *Comfort Systems USA, Inc.............................      56,200         175,625
 *Command Systems, Inc.................................       7,700          16,362
 Commercial Bancshares, Inc............................       2,586          43,720
 Commercial Bank of New York...........................       4,200          48,562
 Commercial Metals Co..................................      21,800         534,100
 Commercial National Financial Corp....................       3,200          55,400
 Commonwealth Bancorp, Inc.............................      14,500         216,141
 Commonwealth Industries, Inc..........................      21,600          99,900
 Communications Systems, Inc...........................      14,100         131,306
 Community Bank System, Inc............................       9,200         203,780
 Community Bankshares, Inc.............................         210           2,244
 Community Financial Corp..............................       2,200          22,275
 Community Financial Group, Inc........................       2,300          27,312
 Community First Brokerage Co..........................       2,700          55,350
 Community Savings Bankshares, Inc.....................      11,073         138,759
 Community Trust Bancorp, Inc..........................      16,948         249,453
 Community West Bancshares.............................       5,500          21,312
 *Competitive Technologies, Inc........................       8,800          60,500
 *Complete Business Solutions, Inc.....................      37,900         425,191
 *Compucom Systems, Inc................................      62,200         102,047
 *Computer Horizons Corp...............................      57,600         199,800
 *Computer Learning Centers, Inc.......................      20,358          17,177
 *Computer Motion, Inc.................................      15,100          59,928
 *Computer Network Technology Corp.....................      35,700         837,834
 Computer Task Group, Inc..............................      33,400         127,337
 *Computrac, Inc.......................................       6,200           2,325
 CompX International, Inc..............................       7,900          96,775
 *Comshare, Inc........................................      15,400          45,237
 *Comstock Resources, Inc..............................      39,100         337,237
 *Comtech Telecommunications Corp......................      11,600         116,725
 *Concepts Direct, Inc.................................         700           1,925
 *Conceptus, Inc.......................................      13,600         135,362
 *Concero, Inc.........................................      16,500          42,281
 *Concord Camera Corp..................................      38,100         759,619
 *Concord Communications, Inc..........................      24,900         159,127
 *Concur Technologies, Inc.............................       9,000          19,406
 *Concurrent Computer Corp.............................      68,500         673,227
 *Conductus, Inc.......................................       4,900          27,792
 *Cone Mills Corp. NC..................................      39,900         132,169
 *Congoleum Corp. Class A..............................       5,500          16,500
 *Conmed Corp..........................................      25,275         364,118
 Connecticut Water Services, Inc.......................       6,200         184,062
 *Connitics Corp.......................................      38,300         185,516
 *Conrad Industries, Inc...............................       8,300          50,837
 *Consolidated Freightways Corp........................      34,300         124,337
 *Consolidated Graphics, Inc...........................      18,700         192,844
 *Consolidated Products, Inc...........................      45,218         339,135
 Consolidated Tokoma Land Co...........................       6,400          76,800
 *Continental Materials Corp...........................         200           2,425
 *Convergent Communications, Inc.......................       2,100           3,019
 *Cooker Restaurant Corp...............................       6,600           7,012
 Cooper Companies, Inc.................................      22,900         745,681
 Cooper Tire & Rubber Co...............................      50,000         462,500
 Cooperative Bankshares, Inc...........................       1,400          13,562

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *CoorsTek, Inc........................................       6,900    $    169,481
 *Copart, Inc..........................................      24,100         413,466
 *Copper Mountain Networks, Inc........................      33,800         209,137
 *Copytele, Inc........................................      81,500          62,398
 *Core Materials Corp..................................       7,700          11,550
 *Core, Inc............................................      12,200          35,456
 *Corinthian Colleges, Inc.............................       1,000          65,937
 *Corixa Corp..........................................      27,000         846,281
 *Cornell Corrections, Inc.............................      14,800          60,125
 *Correctional Services Corp...........................      14,812          37,261
 *Corrpro Companies, Inc...............................       7,875          28,055
 *Corsair Communications, Inc..........................      26,800         132,744
 Corus Bankshares, Inc.................................      22,900         928,166
 *Corvas International, Inc............................      27,300         510,169
 *Corvel Corp..........................................      10,400         330,200
 *Cost Plus, Inc.......................................      33,475         893,364
 *CoStar Group, Inc....................................      24,600         548,887
 *Cost-U-Less, Inc.....................................       3,000           3,562
 *Cotelligent Group, Inc...............................      22,200          36,075
 Cotton States Life Insurance Co.......................       6,330          54,201
 *Coulter Pharmaceutical, Inc..........................      27,400         850,256
 Courier Corp..........................................       1,900          52,487
 *Covance, Inc.........................................      78,700         831,269
 *Covenant Transport, Inc. Class A.....................      15,500         131,266
 *Coventry Health Care, Inc............................      64,900       1,371,012
 Covest Bancshares, Inc................................       2,425          29,858
 *Covista Communications, Inc..........................       3,000          11,250
 CPAC, Inc.............................................       6,120          40,832
 CPB, Inc..............................................      12,000         301,500
 *C-Phone Corp.........................................      11,700             731
 *CPI Aerostructures, Inc..............................          66             206
 CPI Corp..............................................      10,500         234,281
 Craftmade International, Inc..........................       9,900          69,609
 *Craig (Jenny), Inc...................................      18,600          25,575
 *Craig Corp...........................................       2,700           8,100
 Crawford & Co. Class A................................         300           3,056
 Crawford & Co. Class B................................      19,100         229,200
 *Cray, Inc............................................      53,500          95,297
 *Credit Acceptance Corp...............................      57,400         313,009
 *Credit Management Solutions..........................       7,700          17,806
 *Creditrust Corp......................................      12,000           3,480
 *Crescent Operating, Inc..............................       9,100           4,277
 *Criticare Systems, Inc...............................       7,500          17,109
 *Cross (A.T.) Co. Class A.............................      22,100         118,787
 Cross Timbers Oil Co..................................      71,325       1,417,584
 *Crossman Communities, Inc............................      15,300         292,612
 *Crosswalk.com, Inc...................................       9,600           7,800
 *CrossWorlds Software, Inc............................       5,000          20,937
 *Crown Central Petroleum Corp.
   Class A.............................................       4,300          32,787
 *Crown Central Petroleum Corp.
   Class B.............................................       4,700          35,250
 Crown Cork & Seal Co., Inc............................      32,900         133,656
 Crown Crafts, Inc.....................................      11,100           3,816
 *Crown Group, Inc.....................................       5,800          26,100
 *Crown-Andersen, Inc..................................       1,000           4,125
 *Crusader Holding Corp................................       3,900          29,737
 *Cryolife, Inc........................................      19,800         817,987
 *CSK Auto Corp........................................      52,000         152,750
 *CSP, Inc.............................................       4,600          17,537
 *CSS Industries, Inc..................................      11,600         221,125

                                                               SHARES        VALUE+
                                                               ------        ------

 CT Communications, Inc................................      11,400    $    196,650
 *CTB International Corp...............................      11,800          96,612
 *CTC Communications Group, Inc........................      42,050         214,192
 Cubic Corp............................................      12,700         446,087
 *Cubist Pharmaceuticals, Inc..........................      13,500         438,328
 Culp, Inc.............................................      12,800          34,400
 *Cumulus Media, Inc. Class A..........................      31,100         135,577
 *CUNO, Inc............................................      26,100         751,191
 *Curative Health Services, Inc........................      13,000          71,094
 *Curis, Inc...........................................      16,050         165,014
 Curtiss-Wright Corp...................................      13,000         630,500
 *Cuseeme Networks, Inc................................      19,500          28,641
 *Cutter & Buck, Inc...................................      14,550         121,402
 *CV Therapeutics, Inc.................................       5,500         384,656
 CVB Financial Corp....................................      34,991         581,725
 *CVF Technologies Corp................................      11,100          14,569
 *Cyanotech Corp.......................................      18,000          18,844
 *Cyber-Care, Inc......................................      48,400         136,881
 *Cybercash, Inc.......................................      39,800          62,187
 *Cyberian Outpost, Inc................................      35,800          45,869
 *Cyberonics, Inc......................................      29,700         657,112
 *Cyberoptics Corp.....................................       9,900         182,531
 *Cybersource Corp.....................................      52,000         160,062
 *Cybex International, Inc.............................       8,700          23,381
 *Cygnus, Inc..........................................      42,000         211,969
 *Cylink Corp..........................................      42,600         142,444
 *Cymer, Inc...........................................      21,300         425,334
 *Cypress Communications, Inc..........................      87,000          84,281
 *Cyrk, Inc............................................      23,100          54,862
 *Cysive, Inc..........................................      15,000         101,016
 *Cytogen Corp.........................................      77,100         227,686
 *Cytrx Corp...........................................       8,000           7,250
 *D & K Healthcare Resources, Inc......................       5,800          74,312
 *D A Consulting Group, Inc............................       6,700           8,166
 *Daily Journal Corp...................................         200           5,825
 Dain Rauscher Corp....................................       1,500         140,625
 *Dairy Mart Convenience Stores, Inc...................       3,300          12,994
 *Daisytek International Corp..........................      27,700         221,167
 *Daktronics, Inc......................................      11,500         154,531
 *Dal-Tile International, Inc..........................      81,600         999,600
 *Damark International, Inc. Class A...................       8,800          65,450
 *Dan River, Inc. Class A..............................      29,700          63,112
 *Danielson Holding Corp...............................      27,700         107,337
 *Daou Systems, Inc....................................      23,000          14,016
 *Data Broadcasting Corp...............................      82,113         248,905
 *Data Critical Corp...................................       5,000          14,922
 *Data Dimensions, Inc.................................      17,800           9,456
 *Data I/O Corp........................................      11,300          40,786
 *Data Race, Inc.......................................      36,700          48,742
 Data Research Association, Inc........................       5,600          29,400
 *Data Systems & Software, Inc.........................      12,000          57,375
 *Datakey, Inc.........................................       1,000           4,125
 *Datalink Corp........................................       4,200          34,781
 *Datamarine International, Inc........................         200             256
 *Dataram Corp.........................................       9,400         118,675
 Datascope Corp........................................      21,400         706,200
 *Datastream Systems, Inc..............................      32,100         313,477
 *Datatec Systems, Inc.................................      22,300          53,311
 *DataTRAK International, Inc..........................       5,600          20,125
 *Datawatch Corp.......................................       9,300           4,941
 *Datron Systems, Inc..................................       3,500          41,672

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Datum, Inc...........................................       9,500    $    209,297
 *Dave and Busters, Inc................................      18,100         167,425
 *DaVita, Inc..........................................      91,200         963,300
 *Davox Corp...........................................      21,400         177,887
 *Daw Technologies, Inc................................      14,300          11,619
 *Dawson Geophysical Co................................       5,400          47,081
 *Daxor Corp...........................................       6,100          64,812
 Deb Shops, Inc........................................      17,900         223,191
 *Deckers Outdoor Corp.................................      11,800          53,837
 *Decora Industries, Inc...............................      10,200             867
 Decorator Industries, Inc.............................       2,162           5,810
 *Del Global Technologies Corp.........................       8,500          73,312
 *Del Laboratories, Inc................................      17,260         187,713
 *Del Monte Foods Co...................................      57,000         448,875
 *Delco Remy International, Inc........................      23,400         165,262
 *dELiA*s Corp.........................................      43,945          36,392
 *Delphi Financial Group, Inc. Class A.................      19,400         686,275
 Delta Apparel, Inc....................................       2,620          41,265
 *Delta Financial Corp.................................      19,600           6,125
 Delta Natural Gas Co., Inc............................       3,100          56,962
 *Delta Woodside Industries, Inc.......................      26,200          27,837
 *Deltek Systems, Inc..................................      23,600         140,862
 Deltic Timber Corp....................................      19,700         400,156
 *Denali, Inc..........................................       4,300           1,008
 *Dense-Pac Microsystems, Inc..........................      31,000          85,734
 *Department 56, Inc...................................      22,900         304,856
 *DepoMed, Inc.........................................      13,600          52,700
 *Designs, Inc.........................................      14,800          35,381
 *Detection Systems, Inc...............................       8,200          91,737
 *Detrex Corp..........................................         500           2,891
 *Devcon International Corp............................       4,000          22,250
 Dewolfe Companies, Inc................................         200           1,662
 *Dexterity Surgical, Inc..............................       1,000             178
 *Diacrin, Inc.........................................      20,700         100,266
 Diagnostic Products Corp..............................      20,300         913,500
 *Diametrics Medical, Inc..............................      38,400         262,800
 *Dianon Systems, Inc..................................       9,200         307,050
 *Diedrich Coffee, Inc.................................      16,100           9,056
 *Digene Corp..........................................      25,600         848,800
 *Digi International, Inc..............................      24,100         148,742
 *Digital Biometrics, Inc..............................      25,600         112,800
 *Digital Courier Technologies, Inc....................       7,200          18,000
 *Digital Generation Systems, Inc......................      45,100         120,502
 *Digital Island, Inc..................................      36,800         156,400
 *Digital Power Corp...................................       1,000           1,875
 *Digital River, Inc...................................      35,000         121,406
 Dime Community Bancorp, Inc...........................      16,800         343,875
 Dimon, Inc............................................      49,000         168,437
 *Diodes, Inc..........................................      14,700         162,619
 *Dionex Corp..........................................      29,600         888,925
 *Directrix, Inc.......................................         813           1,702
 *Discount Auto Parts, Inc.............................      21,700         136,981
 *Dispatch Management Services Corp....................       4,300             403
 *Display Technologies, Inc............................      11,330           2,832
 *Ditech Communications Corp...........................      21,000         328,781
 *Diversified Corporate Resources, Inc.................       2,200           8,250
 *Dixie Group, Inc.....................................      16,500          48,727
 *Dixon Ticonderoga Co.................................       1,900           7,481
 *DocuCorp International, Inc..........................      21,000          56,437
 *Document Sciences Corp...............................      14,200          14,200
 *Documentum, Inc......................................      28,400       1,090,737

                                                               SHARES        VALUE+
                                                               ------        ------

 Dole Food Co., Inc....................................      14,600    $    189,800
 *Dollar Thrifty Automotive Group, Inc.................      33,800         591,500
 *Dominion Homes, Inc..................................       5,800          44,950
 Donegal Group, Inc....................................      11,200         111,300
 *Donna Karan International, Inc.......................      31,900         157,506
 Donnelly Corp. Class A................................       7,300          94,316
 *Dorsey Trailers, Inc.................................       3,000             120
 *Dot Hill Systems Corp................................      38,160         114,480
 Dover Downs Entertainment, Inc........................      30,300         356,025
 Downey Financial Corp.................................      30,976       1,409,408
 *Dress Barn, Inc......................................      28,600         666,737
 *Drew Industries, Inc.................................      15,000          84,375
 *Drexler Technology Corp..............................      15,800         259,712
 Dreyer's Grand Ice Cream, Inc.........................      42,500       1,168,750
 *Dril-Quip, Inc.......................................      19,200         440,400
 *DRS Technologies, Inc................................      24,500         336,875
 *Dryclean USA, Inc....................................       1,000           1,312
 *DSET Corp............................................      15,800          62,706
 *DSP Group, Inc.......................................      17,000         409,594
 *DT Industries, Inc...................................      14,100         140,013
 *DualStar Technologies Corp...........................      24,200          18,906
 *Duane Reade, Inc.....................................      24,500         693,656
 *Duck Head Apparel Co., Inc...........................       2,620           7,205
 *Duckwall-Alco Stores, Inc............................       6,200          44,466
 *Ducommun, Inc........................................      15,000         178,125
 *Dura Automotive Systems, Inc.........................      20,800         129,350
 *Duramed Pharmaceuticals, Inc.........................      36,000         128,250
 *DVI, Inc.............................................      19,700         326,281
 *Dwyer Group, Inc.....................................       9,100          17,916
 *Dynamic Healthcare Technologies, Inc.................      18,800          12,337
 Dynamic Materials Corp................................       2,000           1,969
 *Dynamics Research Corp...............................       9,700          79,419
 *E Com Ventures, Inc..................................      11,100           9,712
 *e.spire Communications, Inc..........................      68,600          71,816
 Eagle Bancshares, Inc.................................       8,100          75,178
 *Eagle Food Centers, Inc..............................      10,300           6,920
 *Eagle Point Software Corp............................       6,400          22,400
 Earthgrains Co........................................      44,500       1,009,594
 *EarthShell Corp......................................     143,000         437,937
 *EarthWeb, Inc........................................       5,400          65,981
 East West Bancorp, Inc................................      35,900         786,434
 Eastern Co............................................       4,950          75,487
 *Eateries, Inc........................................       3,800          10,212
 *eBT International, Inc...............................      26,400          68,475
 ECC International Corp................................       9,550          32,231
 *ECCS, Inc............................................       1,700             903
 *Eclipse Surgical Technologies, Inc...................      42,000          62,344
 *Eclipsys Corp........................................      17,600         411,950
 *Eco Soil Systems, Inc................................      19,700          19,084
 *Ecogen, Inc..........................................      13,640           2,984
 *eCollege.com.........................................      12,000          70,125
 Ecology & Environment, Inc. Class A...................       2,000          12,250
 *Edac Technologies Corp...............................       3,500           2,844
 Edelbrock Corp........................................       6,700          66,162
 *EDGAR Online, Inc....................................       3,900           6,337
 *Edge Petroleum Corp..................................      12,900          60,267
 *Edgewater Technology, Inc............................      34,200         188,100
 *Edison Control Corp..................................       1,000           4,312
 Edo Corp..............................................       8,700          71,775
 *Education Management Corp............................      40,400       1,369,812

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Educational Development Corp..........................       1,800    $      7,200
 *Educational Insights, Inc............................       2,700           2,616
 *EduTrek International, Inc...........................       3,900          12,553
 *eFax.com, Inc........................................      16,800           2,478
 EFC Bancorp, Inc......................................       4,800          42,600
 *EFTC Corp............................................      20,100          30,778
 *eGain Communications Corp............................       6,257          16,034
 *Egghead.com, Inc.....................................      53,042          55,528
 *EGL, Inc.............................................      24,700         848,291
 *eGlobe, Inc..........................................      10,255           3,365
 *El Paso Electric Co..................................      83,600       1,145,320
 *Elcom International, Inc.............................      45,800          85,159
 Elcor Corp............................................      32,400         445,500
 *Elcotel, Inc.........................................      17,600           7,150
 *Elder-Beerman Stores Corp............................      20,900          69,884
 *Eldorado Bancshares, Inc.............................      16,000         131,000
 *Electric Fuel Corp...................................      29,000         167,656
 *Electric Lightwave, Inc..............................      13,700          62,506
 *Electro Rent Corp....................................      38,700         436,584
 *Electroglas, Inc.....................................      33,100         427,197
 *Electronic Retailing System International, Inc.......       2,300           1,699
 *Electronics Boutique Holdings Corp...................       9,000         149,344
 *Elite Information Group, Inc.........................       9,300          46,500
 Ellett Brothers, Inc..................................       6,400          13,300
 *E-Loan, Inc..........................................      23,400          29,981
 *eLOT, Inc............................................      69,000          39,891
 *Eloyalty Corp........................................      31,700         197,134
 *ELXSI Corp...........................................       1,800          18,337
 *Embrex, Inc..........................................      10,400         171,600
 EMC Insurance Group, Inc..............................      14,600         147,369
 *Emcee Broadcast Products, Inc........................       5,600           8,925
 *Emcor Group, Inc.....................................      16,700         413,325
 *Emergent Information Technologies, Inc...............      17,700          24,337
 *Emerging Vision, Inc.................................      26,800          12,144
 *Emeritus Corp........................................      14,100          17,625
 *Emisphere Technologies, Inc..........................      29,300         781,028
 Empire District Electric Co...........................      28,100         825,437
 Empire Federal Bancorp, Inc...........................       2,100          26,512
 *Employee Solutions, Inc. Class B.....................         707              89
 *EMS Technologies, Inc................................      14,000         164,500
 *En Pointe Technologies, Inc..........................      10,400          41,275
 *Encad, Inc...........................................      17,300          29,194
 *Enchira Biotechnology Corp...........................       9,814          64,404
 *Encompass Services Corp..............................      99,625         361,141
 *Encore Med Corp......................................       9,900          18,717
 *Encore Wire Corp.....................................      22,800         148,912
 *Endo Pharmaceuticals Holdings, Inc...................      30,200         184,975
 *Endocardial Solutions, Inc...........................      16,300          54,503
 *Endocare, Inc........................................      11,100         144,647
 Energen Corp..........................................      38,400       1,096,800
 *Energy Conversion Devices, Inc.......................      22,900         342,069
 Energy West, Inc......................................         200           1,837
 Energysouth, Inc......................................       5,300         117,262
 Enesco Group, Inc.....................................      21,700         127,487
 Engineered Support Systems, Inc.......................      11,200         248,500
 *Engineering Measurements Co..........................       1,250           8,672
 Enhance Financial Services Group, Inc.................      61,100         813,394
 *Enherent Corp........................................      18,300          10,866

                                                               SHARES        VALUE+
                                                               ------        ------

 *Enlighten Software Solutions, Inc....................       1,600    $      1,600
 Ennis Business Forms, Inc.............................      25,900         187,775
 *Enserch Exploration Corp.............................      60,159         203,037
 *Entrada Networks, Inc................................       5,680          10,472
 *Entrade, Inc.........................................      28,300          38,912
 *Entremed, Inc........................................      25,200         441,787
 *Envirogen, Inc.......................................         616             857
 *Environmental Elements Corp..........................       9,200          14,950
 *Environmental Technologies Corp......................       3,700           3,295
 *Environmental Tectonics Corp.........................       8,900          65,081
 *EP Medsystems, Inc...................................      23,400          64,350
 *EpicEdge, Inc........................................      21,900          21,900
 *Epicor Software Corp.................................      58,042          60,763
 *Epimmune, Inc........................................      11,800          35,400
 *EPIQ Systems, Inc....................................       4,200          70,350
 *EPIX Medical, Inc....................................      16,400         131,200
 *ePlus, Inc...........................................      14,600         140,981
 *ePresence, Inc.......................................      32,600         125,306
 *Equimed Inc Nevis....................................       2,250               0
 *Equinox Systems, Inc.................................       7,300          69,464
 *Equity Marketing, Inc................................       9,100         112,612
 *Equity Oil Co........................................      17,200          43,537
 *eResource Capital Group, Inc.........................      34,400          22,360
 *Ergo Science Corp....................................      15,700          11,530
 ESB Financial Corp....................................       4,840          49,156
 *Escalon Medical Corp.................................       3,200           5,850
 *Esco Technologies, Inc...............................      15,400         273,350
 *eShare Communications, Inc...........................      34,800          73,950
 *eSoft, Inc...........................................      14,400          23,625
 Espey Manufacturing & Electronics Corp................         400           6,775
 *ESPS, Inc............................................       1,000           1,812
 *ESS Technology, Inc..................................      59,100         552,216
 *Esterline Technologies Corp..........................      27,900         545,794
 Ethan Allen Interiors, Inc............................      34,800         946,125
 Ethyl Corp............................................     116,900         153,431
 *European Micro Holdings, Inc.........................       4,600          15,812
 *Evans & Sutherland Computer Corp.....................      15,500          95,906
 *Evans Systems, Inc...................................       4,000             866
 *Evercel, Inc.........................................       1,666          17,181
 *Evergreen Resources, Inc.............................      23,900         654,262
 *Everlast Worldwide, Inc..............................       1,500           2,953
 *Evolving Systems, Inc................................      16,200          50,625
 *Exabyte Corp.........................................      35,100         120,108
 *Exactech, Inc........................................       6,500         123,703
 *Excalibur Technologies Corp..........................      18,800         419,475
 *Excel Legacy Corp....................................      44,600          86,412
 *Excel Technology, Inc................................      16,100         291,812
 *eXcelon Corp.........................................      47,000         230,594
 *Excelsior-Henderson Motorcycle Manufacturing Co......       5,200             162
 *Exchange Applications, Inc...........................       1,900           2,820
 Exide Corp............................................      34,300         310,844
 *Exponent, Inc........................................       8,700          83,194
 *Extended Stay America, Inc...........................      79,300         986,294
 *Extended Systems, Inc................................      15,600         303,712
 Ezcorp, Inc. Class A Non-Voting.......................      11,900          11,714
 *E-Z-Em, Inc. Class A.................................       5,400          34,594
 *E-Z-Em, Inc. Class B.................................       4,462          28,166
 *Ezenia! Inc..........................................      21,900          58,514
 F & M Bancorp.........................................       8,462         171,091

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 F & M National Corp...................................      33,372    $    876,015
 F.N.B. Corp...........................................      29,945         589,542
 *F5 Networks, Inc.....................................      12,800         317,600
 Fab Industries, Inc...................................       6,900          89,700
 *Factory 2-U Stores, Inc..............................      20,200         738,562
 *Factual Data Corp....................................      10,600          68,569
 Fair, Isaac & Co., Inc................................      23,100         965,869
 *Fairchild Corp. Class A..............................      35,152         184,548
 *Fairfield Communities, Inc...........................      64,800         903,150
 Falcon Products, Inc..................................      11,300          84,044
 *Famous Dave's of America, Inc........................       8,400          24,150
 *Fansteel, Inc........................................       9,751          35,347
 *Fargo Electronics....................................      15,000          38,906
 *Farm Family Holdings, Inc............................       4,700         198,575
 Farmer Brothers Co....................................       2,400         462,000
 *Faro Technologies, Inc...............................      13,600          51,425
 Farrel Corp...........................................       3,400           3,187
 *FASTNET Corporation..................................       5,000           2,500
 FBL Financial Group, Inc. Class A.....................      40,500         589,781
 FCNB Corp.............................................      13,877         329,579
 *Featherlite Manufacturing, Inc.......................       6,500          11,984
 Fedders Corp..........................................      24,100         114,475
 Fedders Corp. Class A.................................       7,700          35,131
 Federal Screw Works...................................       1,800          76,275
 Federal-Mogul Corp....................................     105,600         204,600
 *FEI Co...............................................      31,800         534,637
 *Female Health Co.....................................       9,300           4,598
 Ferro Corp............................................      37,500         778,125
 FFLC Bancorp..........................................       4,600          66,125
 FFY Financial Corp....................................       8,900         108,191
 *Fibermark, Inc.......................................       8,800          79,200
 *Fiberstars, Inc......................................       6,000          40,125
 Fidelity Bancorp, Inc.................................       2,600          47,044
 Fidelity Bankshares, Inc..............................       6,800         133,450
 *Fidelity Federal Bancorp.............................       2,500           4,219
 *Fidelity Holdings, Inc...............................      21,900           8,212
 Fidelity National Corp................................      11,400          73,744
 Fidelity National Financial, Inc......................      24,800         593,650
 *Fieldworks, Inc......................................       8,900           7,927
 *Filenet Corp.........................................      47,900       1,255,878
 *Film Roman, Inc......................................       4,700           3,819
 *Financial Federal Corp...............................      19,000         441,750
 *Finish Line, Inc. Class A............................      30,300         244,294
 *Finishmaster, Inc....................................         800           3,950
 *Finlay Enterprises, Inc..............................      13,500         158,625
 Finova Group, Inc.....................................      10,900           5,450
 *Firebrand Financial Group, Inc.......................      11,100           6,417
 First Albany Companies, Inc...........................      12,929         111,109
 *First American Health Concepts, Inc..................       1,600           5,400
 *First Aviation Services, Inc.........................       6,200          30,031
 First Bancorp.........................................       6,210          95,285
 First Bell Bancorp, Inc...............................       6,600          83,119
 *First Cash, Inc......................................      12,300          34,786
 First Charter Corp....................................      32,220         433,963
 First Citizens Bancshares, Inc........................       1,300          93,641
 First Commonwealth Financial Corp.....................      74,760         710,220
 *First Consulting Group, Inc..........................      33,844         175,037
 First Defiance Financial Corp.........................       7,559          82,677
 First Essex Bancorp...................................      10,600         196,431
 First Federal Bancshares of Arkansas, Inc.............       4,400          80,850

                                                               SHARES        VALUE+
                                                               ------        ------

 First Federal Capital Corp............................      21,600    $    244,350
 First Federal of East Hartford........................       2,000          62,500
 First Financial Bancorp...............................         100           1,569
 First Financial Bankshares, Inc.......................      12,813         402,809
 First Financial Corp..................................       1,275          41,159
 First Financial Holdings, Inc.........................      19,000         311,125
 First Franklin Corp...................................         300           2,241
 First Georgia Holdings, Inc...........................       1,012           4,269
 First Indiana Corp....................................      16,400         369,512
 First International Bancorp, Inc......................      10,700          81,587
 *First Investors Financial Services Group, Inc........       6,000          22,875
 First Keystone Financial, Inc.........................       2,000          20,750
 First Mariner Bank Corp...............................       3,200          15,000
 First Merchants Corp..................................      14,100         322,537
 First Midwest Financial, Inc..........................       2,500          22,344
 First Mutual Bancshares, Inc..........................       3,768          44,156
 First Niagara Financial Group, Inc....................      36,800         347,875
 First Oak Brook Bancshares, Inc. Class A..............       2,100          33,272
 *First Place Financial Corp...........................         800           9,100
 *First Republic Bank..................................      14,500         409,625
 First SecurityFed Financial, Inc......................       5,400          77,287
 First Sentinel Bancorp, Inc...........................      55,300         540,903
 First Source Corp.....................................      25,935         487,092
 *First Team Sports, Inc...............................       5,900           6,453
 First United Corp.....................................       2,800          26,950
 First Years, Inc......................................      13,300         125,103
 FirstBank NW Corp.....................................       1,600          18,550
 *FirstCity Financial Corp.............................       8,300          15,822
 Firstfed America Bancorp, Inc.........................       6,300          85,050
 *FirstFed Financial Corp..............................      24,200         642,812
 Firstspartan Financial Corp...........................       3,400         110,075
 *Firstwave Technologies, Inc..........................       7,800          13,650
 *FirstWorld Communications, Inc.......................      20,000          20,000
 *Fischer Imaging Corp.................................       9,100          27,584
 Flag Financial Corp...................................       6,500          34,734
 Flagstar Bancorp, Inc.................................      17,000         228,437
 Flamemaster Corp......................................         247           1,370
 *Flander Corp.........................................      31,500          58,570
 Fleetwood Enterprises, Inc............................      49,300         616,250
 Fleming Companies, Inc................................      63,300         747,731
 Flexsteel Industries, Inc.............................       8,300          88,447
 *Flir Systems, Inc....................................      17,150          62,437
 *Florida Banks, Inc...................................       6,000          35,812
 Florida Public Utilities Co...........................       3,600          54,000
 Florida Rock Industries, Inc..........................      28,200         932,362
 *Florsheim Group, Inc.................................       8,400          10,762
 *Flour City International, Inc........................       7,500          13,359
 *Flow International Corp..............................      22,000         226,875
 *Flowserve Corp.......................................      54,200       1,134,812
 Flushing Financial Corp...............................      13,400         203,931
 FNB Financial Services Corp...........................       2,100          23,100
 *Foamex International, Inc............................      22,600         119,709
 *Focal, Inc...........................................      18,500          24,859
 *Foilmark, Inc........................................      12,700          50,602
 *Foodarama Supermarkets, Inc..........................       1,500          30,000
 Foothill Independent Bancorp..........................       7,400          80,475
 *Footstar, Inc........................................      31,200       1,327,950
 Forest City Enterprises, Inc. Class B.................       3,000         119,550
 *Forest Oil Corp......................................      64,540         798,682

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Forrester Resh, Inc..................................       5,100    $    191,569
 *Fortel, Inc..........................................      13,800           5,822
 *Fortune Financial, Inc...............................       6,100          13,725
 *Forward Air Corp., Inc...............................      22,750         962,609
 *Fossil, Inc..........................................      52,975         789,659
 *Foster (L.B.) Co. Class A............................      12,400          37,975
 Foster Wheeler Corp...................................      57,000         228,000
 *Fotoball USA, Inc....................................       4,400           7,837
 *Fountain Powerboat Industries, Inc...................       6,800           9,031
 *Four Kids Entertainment, Inc.........................      16,600         179,487
 *Fourth Shift Corp....................................      15,600          20,719
 *FPIC Insurance Group, Inc............................      13,200         131,794
 Frankfort First Bancorp, Inc..........................         850          10,997
 Franklin Bank National Associaton Southfield..........       3,789          33,272
 *Franklin Covey Co....................................      25,900         207,200
 Franklin Electric Co., Inc............................       7,000         449,312
 *Franklin Electronic Publishers, Inc..................      12,600          88,200
 Freds, Inc. Class A...................................      19,200         384,600
 Fremont General Corp..................................     109,700         294,819
 *French Fragrances, Inc...............................      21,100         229,462
 Frequency Electronics, Inc............................      12,900         167,700
 *Fresh America Corp...................................       4,900           5,666
 *Fresh Choice, Inc....................................       7,400          13,181
 *Friede Goldman International.........................      75,683         307,462
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,400         112,700
 Friedman Industries, Inc..............................       5,423          16,947
 Friedmans, Inc. Class A...............................      19,600          98,000
 *Friendly Ice Cream Corp..............................       9,600          18,000
 Frisch's Restaurants, Inc.............................       7,000          94,500
 *Fritz Companies, Inc.................................      51,300         336,656
 *Frontier Adjusters of America, Inc...................       1,000           1,750
 *Frontier Airlines, Inc...............................      28,600         807,950
 *Frontier Oil Corp....................................      44,000         247,500
 *Frontline Capital Group..............................      36,700         461,044
 *Frontstep, Inc.......................................      12,000          46,500
 *Frozen Food Express Industries, Inc..................      21,307          43,946
 FSF Financial Corp....................................       2,800          40,950
 *FSI International, Inc...............................      40,300         358,292
 *FTI Consulting, Inc..................................       8,900          63,412
 *FuelCell Energy, Inc.................................      13,100         732,781
 Fuller (H.B.) Co......................................      22,500         768,516
 *Furr's/Bishop's, Inc.................................       2,700           3,375
 *Fusion Medical Technologies, Inc.....................      15,000          73,594
 *FVC.COM, Inc.........................................      27,600          49,162
 *FX Energy, Inc.......................................      19,400          64,262
 *FYI, Inc.............................................      24,700         720,159
 G & K Services, Inc. Class A..........................      26,600         715,706
 GA Financial, Inc.....................................       5,700          69,825
 *Gadzooks, Inc........................................      14,300         258,741
 Gainsco, Inc..........................................      34,511          90,591
 *Galagen, Inc.........................................      11,400           7,837
 *Galaxy Nutritional Foods, Inc........................       7,500          29,062
 *Galey & Lord, Inc....................................      16,100          31,194
 *GameTech International, Inc..........................      14,800          61,281
 Garan, Inc............................................       6,900         157,837
 *Garden Fresh Restaurant Corp.........................       7,600          59,612
 *Gardenburger, Inc....................................      12,200          11,819
 *Gardner Denver Machinery, Inc........................      19,800         329,175
 *Gart Sports Co.......................................         676           8,936

                                                               SHARES        VALUE+
                                                               ------        ------

 *Gasonics International, Inc..........................      25,650    $    346,275
 *Gaylord Container Corp. Class A......................      72,300          99,412
 Gaylord Entertainment Co..............................      12,000         270,750
 GBC Bancorp...........................................      14,900         519,172
 *GC Companies, Inc....................................      10,500          15,094
 *Geerling & Wade, Inc.................................       5,700          10,777
 *Gehl Co..............................................       8,300          95,450
 *Geltex Pharmaceuticals, Inc..........................      28,100       1,560,428
 Gencorp, Inc..........................................      67,800         542,400
 *Gene Logic, Inc......................................      35,600         571,825
 *Genelabs Technologies, Inc...........................      73,800         320,569
 *General Binding Corp.................................      18,700         151,937
 General Cable Corp....................................      57,000         324,187
 *General Communications, Inc.
   Class A.............................................      72,200         359,872
 *General Datacomm Industries, Inc.....................      39,000          70,687
 General Employment Enterprises, Inc...................       7,600          24,700
 *General Magic, Inc...................................      86,700         197,784
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      60,000         510,000
 *Genesco, Inc.........................................      34,400         733,150
 *Genesee & Wyoming, Inc...............................       4,800         143,400
 Genesee Corp. Class B.................................         200           6,750
 *Genesis Health Ventures, Inc.........................       6,800             524
 *GenesisIntermedia.com................................       5,800         104,581
 *Genlyte Group, Inc...................................      20,100         471,094
 *Genome Therapeutics Corp.............................      33,000         384,656
 *Genrad, Inc..........................................      47,800         454,100
 *GenStar Therapeutics Corporation.....................       2,100          21,262
 *Gensym Corp..........................................       8,200          16,400
 *Genta, Inc...........................................      31,000         226,687
 Gentek, Inc...........................................      25,100         367,087
 *Gentiva Health Services..............................      13,950         176,555
 *Gentner Communications Corp..........................       8,800         106,150
 *Genus, Inc...........................................      28,300          82,689
 *Genzyme Transgenics Corp.............................      31,300         503,734
 Georgia Gulf Corp.....................................      50,100         623,119
 *Geoworks.............................................      27,200          56,950
 *Gerber Childrenswear, Inc............................      10,800          51,300
 Gerber Scientific, Inc................................      34,400         240,800
 *Geron Corp...........................................      32,200         533,312
 *Getty Petroleum Marketing, Inc.......................      14,800          77,700
 Getty Realty Corp. (Holding Co.)......................      13,600         189,550
 *Giant Group, Ltd.....................................       2,200             396
 *Giant Industries, Inc................................      13,900         102,512
 Gibraltar Steel Corp..................................      16,300         221,069
 *Giga Information Group, Inc..........................      12,000          46,125
 *Giga-Tronics, Inc....................................       6,500          41,945
 *G-III Apparel Group, Ltd.............................       9,100          61,141
 *Gilman & Ciocia, Inc.................................      13,000          46,312
 *Gish Biomedical, Inc.................................       3,400           5,737
 Glacier Bancorp, Inc..................................       7,527          88,677
 *Glacier Water Services, Inc..........................       3,600          36,000
 Glatfelter (P.H.) Co..................................      67,700         778,550
 *Glenayre Technologies, Inc...........................      88,900         405,606
 *Gliatech, Inc........................................       9,900          42,075
 *Global Imaging Systems, Inc..........................      30,800         140,525
 *Global Payment Technologies, Inc.....................       6,100          32,406
 *Global Sports, Inc...................................      26,800         223,612
 *Global Technologies, Ltd.............................      14,700          12,403
 *Global Vacation Group, Inc...........................      16,300          41,769

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Globecomm Systems, Inc...............................      15,100    $    115,373
 *Globix Corp..........................................      30,700          81,067
 Gold Banc Corp........................................      60,665         235,077
 Golden Enterprises, Inc...............................      12,200          45,369
 *Golden State Vintners, Inc...........................       4,600          33,925
 *Good Guys, Inc.......................................      30,800         109,725
 *Goodrich Petroleum Corp..............................       9,000          47,250
 *Goodys Family Clothing...............................      46,200         181,912
 Gorman-Rupp Co........................................       7,975         138,566
 *GoTo.com, Inc........................................       8,400          94,500
 *Gottschalks, Inc.....................................      17,400          78,300
 *GP Strategies Corp...................................      15,860          82,274
 Graco, Inc............................................      27,600       1,002,225
 *Gradco Systems, Inc..................................       9,600          12,600
 *Graham Corp..........................................       1,000           9,750
 Granite Construction, Inc.............................      37,200       1,034,625
 Granite State Bankshares, Inc.........................       7,400         153,087
 *Graphic Packaging International Corp.................      40,400          58,075
 *GraphOn Corp.........................................       1,400           2,122
 Gray Communications Systems, Inc......................       8,700         137,025
 Great American Financial Resources, Inc...............       6,600         118,800
 Great Atlantic & Pacific Tea Co., Inc.................      33,900         277,556
 *Great Plains Software................................      22,500       1,052,578
 Great Southern Bancorp, Inc...........................       8,100         127,069
 Greater Bay Bancorp...................................      28,916         958,746
 *Green Mountain Coffee, Inc...........................       3,700         148,231
 Green Mountain Power Corp.............................       7,300          78,019
 *Greenbriar Corp......................................       6,760           3,380
 Greenbrier Companies, Inc.............................      15,600         149,175
 Grey Global Group, Inc................................         200         112,500
 *Grey Wolf, Inc.......................................     186,700         723,462
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          28,875
 *Griffon Corp.........................................      41,800         261,250
 *Gristede's Sloans, Inc...............................       1,200           1,275
 *Group 1 Automotive, Inc..............................      32,000         288,000
 *Group 1 Software, Inc................................       8,025         106,833
 *Grow Biz International, Inc..........................       3,800          22,087
 *Grubb & Ellis Co.....................................      24,900         108,937
 *GSV, Inc.............................................       1,900           1,455
 *Gtech Holdings, Inc..................................      29,400         558,600
 *GTS Duratek, Inc.....................................      19,500         127,359
 *GTSI Corp............................................      15,000          58,594
 Guaranty Bancshares, Inc..............................       3,900          40,706
 Guaranty Federal Bancshares, Inc......................       5,200          61,587
 *Guaranty Financial Corp..............................       1,000           5,375
 *Guess, Inc...........................................      67,100         306,144
 *Guest Supply, Inc....................................      10,500         182,437
 Guilford Mills, Inc...................................      31,050          46,575
 *Guilford Pharmaceuticals, Inc........................      37,500         774,609
 *Guitar Center, Inc...................................      35,300         401,537
 *Gulf Island Fabrication, Inc.........................      13,100         206,734
 *Gulfmark Offshore, Inc...............................      10,500         249,703
 *Gumtech International, Inc...........................      14,100         132,628
 *Gundle/SLT Environmental, Inc........................      15,500          38,750
 *Gymboree Corp........................................      44,200         573,219
 *GZA Geoenvironmental Technologies, Inc...............       1,700          10,625
 *Haemonetics Corp.....................................      40,100         967,412
 Haggar Corp...........................................       8,600         116,637
 *Hahn Automotive Warehouse, Inc.......................       2,163           1,318

                                                               SHARES        VALUE+
                                                               ------        ------

 *Hain Celestial Group, Inc............................      35,588    $  1,059,855
 *Halifax Corp.........................................       1,000           3,812
 *Hall Kinion Associates, Inc..........................      19,000         328,344
 *Ha-Lo Industries, Inc................................     116,700         379,275
 *Hamilton Bancorp, Inc................................      16,100         105,153
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          41,925
 *Hampshire Group, Ltd.................................       2,000          17,625
 *Hampton Industries, Inc..............................       4,944           6,180
 Hancock Fabrics, Inc..................................      26,900         105,919
 Hancock Holding Co....................................      15,500         496,000
 *Handleman Co.........................................      44,300         310,100
 *Hanger Orthopedic Group, Inc.........................      33,800          71,825
 Harbor Florida Bancshares, Inc........................      38,500         470,422
 Hardinge Brothers, Inc................................      11,700         144,787
 *Harken Energy Corp...................................       8,600          28,487
 Harland (John H.) Co..................................      46,900         597,975
 Harleysville Group, Inc...............................      36,300         892,753
 Harleysville National Corp............................      10,710         307,243
 *Harmonic Lightwaves, Inc.............................      42,100         316,408
 *Harolds Stores, Inc..................................       2,308           3,462
 *Harris Interactive, Inc..............................      32,500         108,672
 Harrodsburg First Financial Bancorp, Inc..............       1,100          13,750
 *Harry's Farmers Market, Inc. Class A.................       2,100           1,148
 *Hartmarx Corp........................................      44,900         103,831
 *Harvard Industries, Inc..............................       4,800           4,350
 *Harvey Entertainment Co..............................       5,400           2,278
 *Hastings Entertainment, Inc..........................      12,300          28,444
 Hastings Manufacturing Co.............................         700           4,112
 *Hathaway Corp........................................       2,900           9,244
 *Hauppauge Digital, Inc...............................      13,500          27,422
 *Hauser, Inc..........................................       5,050           2,446
 Haven Bancorp, Inc....................................      11,700         375,862
 Haverty Furniture Co., Inc............................      16,200         172,125
 Haverty Furniture Co., Inc. Class A...................         400           4,475
 *Hawaiian Airlines, Inc...............................      42,400          87,450
 *Hawk Corp............................................       9,600          60,000
 *Hawker Pacific Aerospace.............................       9,300          34,584
 Hawkins Chemical, Inc.................................      13,800         111,262
 *Hawthorne Financial Corp.............................       7,200          90,675
 *Hayes Lemmerz International, Inc.....................      44,900         359,200
 HCC Insurance Holdings, Inc...........................      49,900       1,216,312
 *HD Vest, Inc.........................................       3,000          17,250
 *HeadHunter.Net, Inc..................................      10,000          70,312
 *Headwaters, Inc......................................      20,100          51,192
 *Headway Corporate Resources, Inc.....................      15,900          26,831
 *Health Grades, Inc...................................       8,700           6,117
 *Health Management Systems, Inc.......................      23,725          28,915
 *Health Power, Inc....................................       1,900          12,944
 *Health Risk Management, Inc..........................       6,500          47,125
 *Health Systems Design Corp...........................       8,700          17,128
 *HealthAxis, Inc......................................      18,300          53,184
 *Healthcare Recoveries, Inc...........................      14,600          48,819
 *Healthcare Services Group, Inc.......................      14,000          71,312
 *Healthcare.com Corp..................................      38,200          56,106
 *Healthcor Holdings...................................       3,000              45
 *Healthplan Services Corp.............................      17,500         165,156
 *HearMe...............................................       1,200           1,725
 *Heartland Express, Inc...............................      36,676         757,589
 *Heartport, Inc.......................................      39,900          93,516

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Hearx, Ltd...........................................      14,300    $     26,812
 *HeavenlyDoor.com, Inc................................         347              43
 *Hector Communications Corp...........................       4,600          47,725
 *HEI, Inc.............................................       6,100          58,712
 Heico Corp............................................      12,900         203,981
 Heico Corp. Class A...................................       3,857          44,838
 Helix Technology Corp.................................       7,400         174,131
 *Hemasure, Inc........................................       6,600           2,991
 *Hemispherx Biopharma, Inc............................      40,100         245,612
 Herbalife International, Inc. Class A.................      14,000         105,437
 Herbalife International, Inc. Class B.................      12,200          85,781
 Heritage Financial Corp...............................      12,400         125,550
 *Herley Industries, Inc...............................       6,000         116,062
 *Heska Corp...........................................      35,300          56,259
 *Hexcel Corp..........................................      53,100         494,494
 HF Financial Corp.....................................       6,100          60,809
 *HI/FN, Inc...........................................      11,400         372,994
 *Hibbett Sporting Goods, Inc..........................       9,000         254,812
 Hickory Tech Corp.....................................      14,900         299,862
 *High Plains Corp.....................................      21,300          50,255
 *Highlands Insurance Group, Inc.......................      19,500         184,031
 Hilb Rogal Hamilton Co................................      21,000         836,062
 *Hines Horticulture, Inc..............................      30,600          87,019
 *Hirsch International Corp. Class A...................       5,500           5,070
 *Hi-Shear Industries, Inc.............................         500           1,273
 *Hi-Shear Technology Corp.............................       8,600           9,675
 *Hi-Tech Pharmacal, Inc...............................       4,400          17,875
 *HMI Industries, Inc..................................       5,400           6,159
 HMN Financial, Inc....................................       6,000          76,500
 *HNC Software, Inc....................................       1,100          24,887
 *Hoenig Group, Inc....................................      10,600         111,962
 *Holiday RV Superstores, Inc..........................       9,400          41,419
 *Hollis-Eden Pharmaceuticals, Inc.....................      17,900          96,492
 Holly Corp............................................      10,700         144,450
 *Hollywood Casino Corp. Class A.......................      37,600         326,650
 *Hollywood Entertainment Corp.........................      64,200          62,194
 *Hollywood.com, Inc...................................      20,900         116,256
 *Hologic, Inc.........................................      21,500         108,844
 *Holt's Cigar Holdings, Inc...........................       1,122           6,066
 Home Federal Bancorp..................................       6,100          92,644
 Home Loan Financial Corp..............................       2,400          17,550
 Home Port Bancorp, Inc................................         600          21,919
 *Home Products International, Inc.....................       9,400          15,716
 *Homebase, Inc........................................      46,050          63,319
 *Homegold Financial, Inc..............................       7,700           3,783
 *Homeland Holding Corp................................       3,000           2,531
 Hooper Holmes, Inc....................................     100,100         999,999
 *Hoover's, Inc........................................         700           1,903
 HopFed Bancorp, Inc...................................       2,100          23,625
 Horace Mann Educators Corp............................      59,800         986,700
 Horizon Financial Corp................................      12,053         116,763
 *Horizon Health Corp..................................       6,700          34,547
 *Horizon Medical Products, Inc........................       7,400           2,775
 *Horizon Offshore, Inc................................      26,300         417,512
 *Horizon Organic Holding Corp.........................      13,700          96,756
 *Horizon Pharmacies, Inc..............................       7,600          12,350
 *Hot Topic, Inc.......................................      15,800         588,056
 *HotJobs.com, Ltd.....................................      40,700         489,672
 *Houston Exploration Co...............................      31,500         834,750
 *Hovnanian Enterprises, Inc. Class A..................      22,500         172,969
 *Hovnanian Enterprises, Inc. Class B..................       1,150           8,841

                                                               SHARES        VALUE+
                                                               ------        ------

 Howell Corp...........................................       2,100    $     25,987
 *Howtek, Inc..........................................       3,600          10,237
 *HPSC, Inc............................................       2,100          11,130
 *HS Resources, Inc....................................      29,300         950,419
 *HTE, Inc.............................................      19,100          26,262
 *Hub Group, Inc. Class A..............................       9,800          69,825
 *Hudson Hotels Corp...................................       1,033           2,034
 Hudson River Bancorp, Inc.............................      21,500         276,141
 *Hudson Technologies, Inc.............................       6,600          15,675
 *Huffy Corp...........................................      13,000          90,187
 Hughes Supply, Inc....................................      35,500         516,525
 *Hungry Minds, Inc....................................      16,100         113,203
 Hunt (J.B.) Transport Services, Inc...................      56,200         735,869
 Hunt Corp.............................................      13,600          55,250
 *Huntco, Inc. Class A.................................       4,900           4,900
 *Hurco Companies, Inc.................................       6,200          21,312
 *Hutchinson Technology, Inc...........................      39,700         621,553
 *Hycor Biomedical, Inc................................      11,900          66,566
 *Hypercom Corp........................................      54,600         187,687
 *HyperFeed Technologies, Inc..........................      22,600          38,844
 *Hyperion Solutions Corp..............................      25,535         335,945
 *Hyseq, Inc...........................................      21,200         256,387
 *I.C. Isaacs & Co., Inc...............................       7,200           8,775
 *iBasis, Inc..........................................       6,100          26,211
 Iberiabank Corp.......................................       8,500         150,344
 *Ibis Technology Corp.................................      13,300         180,797
 *Ico, Inc.............................................      14,320          23,941
 *ICT Group, Inc.......................................      15,700         150,622
 *ICU Medical, Inc.....................................      10,700         300,603
 *IdeaMall, Inc........................................      13,500          19,828
 *Identix, Inc.........................................      53,300         517,010
 *IDEXX Laboratories, Inc..............................      22,200         503,662
 *IDT Corp.............................................      23,200         604,650
 *IDX Systems Corp.....................................      41,500       1,085,484
 *IEC Electronics Corp.................................       8,100          10,884
 *IFR Systems, Inc.....................................      10,700          41,797
 *iGate Capital Corp...................................      44,700         180,197
 *IGEN, Inc............................................      24,900         256,003
 *IGI, Inc.............................................       9,600           5,400
 *Igo Corp.............................................       5,000           8,437
 *IHOP Corp............................................      27,900         556,256
 *II-VI, Inc...........................................      13,470         212,152
 Ikon Office Solutions, Inc............................      48,200         144,600
 *Ikos Systems, Inc....................................      13,700         150,272
 *Il Fornaio (America) Corp............................       5,800          75,219
 *Image Entertainment, Inc.............................      24,600          77,644
 *ImageX.com, Inc......................................       5,000           9,375
 *Imation Corp.........................................       3,500          55,562
 *Imatron, Inc.........................................     144,600         205,603
 IMCO Recycling, Inc...................................      20,600          92,700
 *Immucor, Inc.........................................       3,200          13,700
 *Immune Response Corp.................................      42,500         151,406
 *Immunogen, Inc.......................................      46,300       1,164,734
 *Immunomedics, Inc....................................      38,000         727,937
 *Impath, Inc..........................................      22,600       1,061,494
 *Impco Technologies, Inc..............................      17,000         285,281
 *Imperial Credit Industries, Inc......................      45,290          37,506
 *Imperial Sugar Co....................................      37,251          34,923
 *Impreso.com, Inc.....................................       5,300          13,498
 *IMR Global Corp......................................      69,100         399,484
 *In Home Health, Inc..................................       6,100          22,208

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Incara Pharmaceuticals Corp..........................       6,400    $     14,000
 Independence Community Bank Corp......................       1,040          14,982
 Independence Holding Co...............................       2,750          34,375
 Independent Bank Corp.................................      21,600         247,050
 Independent Bank East.................................      17,125         285,773
 *Individual Investor Group, Inc.......................      12,700           8,136
 *Indus International, Inc.............................      51,200         152,000
 Industrial Bancorp, Inc...............................       4,100          51,634
 *Industrial Data Systems Corp.........................       5,000           3,125
 *Industrial Distribution Group, Inc...................       9,700          23,037
 *Industrial Holdings, Inc.............................      13,000          21,734
 *Industri-Matematik International Corp................      38,000         127,062
 *Infinium Software, Inc...............................      18,800          48,175
 *Infocrossing, Inc....................................       8,000          87,000
 *Infocure Corp........................................      46,900         238,897
 *InFocus Corporation..................................      25,300         782,719
 *Infogrames, Inc......................................      22,700         142,584
 *Infonautics Corp. Class A............................       8,500           7,039
 *Information Architects Corp..........................      46,600         140,528
 *Information Holdings, Inc............................      19,400         402,550
 *Information Resources, Inc...........................      36,800         138,000
 *infoUSA, Inc.........................................      78,700         197,980
 *Infu-tech, Inc.......................................       2,000           3,750
 *Ingenuus Corp........................................      29,700          14,386
 Ingles Market, Inc. Class A...........................      14,800         137,825
 *Innodata Corp........................................       1,800          30,656
 *Innotrac Corp........................................      17,500          83,125
 *Innovative Clinical Solutions, Ltd...................         968             923
 *Innovative Gaming Corp. of America...................       8,300           7,392
 *Innoveda, Inc........................................      19,700          37,861
 *Innovex, Inc.........................................      23,700         250,331
 *Inprimis, Inc........................................      17,200          27,412
 *Inprise Corp.........................................      60,400         302,944
 *Input/Output, Inc....................................      79,500         636,000
 *Insight Enterprises, Inc.............................      10,743         236,010
 *Insignia Financial Group, Inc........................      28,733         310,676
 *Insilco Holding Co...................................         192          11,520
 *Insite Vision, Inc...................................      34,100         198,206
 *Insituform East, Inc.................................       1,700           2,656
 *Insituform Technologies, Inc. Class A................      11,810         401,909
 *Inspire Insurance Solutions, Inc.....................      24,550           7,288
 Insteel Industries, Inc...............................       7,900          10,862
 *Insurance Auto Auctions, Inc.........................      15,000         170,625
 *Insurance Management Solutions, Inc..................      16,600           8,041
 *InsWeb Corp..........................................      10,000          15,625
 *Integ, Inc...........................................      11,600          67,787
 Integra Bank Corp.....................................      21,394         550,227
 *Integra Lifesciences Corp............................      26,200         378,262
 *Integra, Inc.........................................       5,900           3,687
 *Integral Systems, Inc................................      15,000         235,781
 *Integral Vision, Inc.................................      11,700           8,775
 *IntegraMed America, Inc..............................       4,800          10,050
 *Integrated Electrical Services, Inc..................      44,800         254,800
 *Integrated Information Systems, Inc..................       5,000           4,609
 *Integrated Measurement System, Inc...................      10,300         147,741
 *Integrated Silicon Solution, Inc.....................      38,400         294,600
 *INTELFILM Corp.......................................       8,300           7,522
 *Intellicall, Inc.....................................       8,900           7,787
 *Intellidata Technologies Corp........................      60,000         169,687

                                                               SHARES        VALUE+
                                                               ------        ------

 Intelligent Systems Corp..............................       5,800    $     24,650
 *Intelligroup, Inc....................................      23,300          36,042
 *Inter Parfums, Inc...................................      15,300         135,787
 *Interact Commerce Corp...............................       8,400          66,412
 *InterCept Group, Inc.................................      20,500         459,969
 Interchange Financial Services Corp...................       8,400         113,400
 *InterDent, Inc.......................................      22,600          24,012
 *Interdigital Communications Corp.....................      47,400         285,141
 Interface, Inc. Class A...............................      58,800         494,287
 *Interferon Scientific, Inc...........................       2,435           1,501
 *Intergraph Corp......................................      54,400         328,100
 *Interliant, Inc......................................      21,500         143,781
 *Interlink Electronics................................      16,900         337,472
 *Interlinq Software Corp..............................       6,200          15,209
 *Interlogix, Inc......................................      17,500         280,547
 *Interlott Technologies, Inc..........................       4,100          52,275
 *Intermagnetics General Corp..........................      21,858         349,728
 Intermet Corp.........................................      31,300         193,669
 *International Aircraft Investors.....................       4,200          23,231
 International Aluminum Corp...........................       2,100          41,737
 *International FiberCom, Inc..........................      46,200         541,406
 *International Microcomputer Software, Inc............       5,100           1,708
 International Multifoods Corp.........................      30,000         579,375
 *International Remote Imaging Systems, Inc............      10,100          13,256
 International Shipholding Corp........................       7,900          56,287
 *International Speciality Products, Inc...............      89,000         522,875
 *International Total Services, Inc....................       5,600           5,432
 *Internet Commerce and Communications, Inc............      23,300          22,936
 *Internet Pictures Corp...............................       2,500           4,453
 *Interneuron Pharmaceuticals, Inc.....................      56,900          84,461
 *Interphase Corp......................................       9,300          82,973
 *Interplay Entertainment Corp.........................      27,500          97,109
 Interpool, Inc........................................      38,000         513,000
 *Interpore International..............................      30,100         114,756
 *Interstate National Dealers Services, Inc............       6,000          35,437
 *Intertan, Inc........................................      40,500         478,406
 Inter-Tel, Inc........................................      42,700         391,639
 *Intervisual Books, Inc. Class A......................       1,000           1,375
 *Intervoice, Inc......................................      55,117         411,655
 *Intest Corp..........................................       9,900          96,525
 *Intevac, Inc.........................................      15,300          61,678
 *IntraNet Solutions, Inc..............................      25,400         939,006
 *Intraware, Inc.......................................      24,500          69,672
 *Intrusion.com, Inc...................................      30,100         254,909
 Invacare Corp.........................................      31,100         855,250
 *Inverness Medical Technology, Inc....................      27,400         950,437
 Investors Title Co....................................       1,400          15,837
 *Invision Technologies, Inc...........................      17,100          32,597
 *Invivo Corp..........................................       6,800          65,450
 *Iomed, Inc...........................................       9,700          50,925
 *Ion Networks, Inc....................................      21,900          14,030
 *Ionics, Inc..........................................      23,800         532,525
 *Iridex Corp..........................................       8,600          64,769
 *Iron Mountain, Inc...................................       6,630         220,033
 Irwin Financial Corp..................................      29,500         449,875
 *Isco, Inc............................................      14,735          86,568
 *Isis Pharmaceuticals, Inc............................      61,400         563,153

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Isle of Capri Casinos, Inc...........................      46,300    $    357,378
 *Isolyser Co., Inc....................................      61,910          73,518
 *I-Stat Corp..........................................      29,200         549,325
 *IT Group, Inc .......................................      36,080         144,320
 *ITC Deltacom, Inc....................................      39,700         202,222
 *ITC Learning Corp....................................       3,800           1,247
 *ITLA Capital Corp....................................       9,200         135,125
 *Itron, Inc...........................................      24,200          97,556
 *ITT Educational Services, Inc........................      38,300         761,212
 *Ivex Packaging Corp..................................      27,500         240,625
 *IVI Checkmate Corp...................................      24,500          59,719
 *iVillage, Inc........................................       4,100           5,253
 *iXL Enterprises, Inc.................................      17,600          21,725
 *IXYS Corp............................................      19,200         250,800
 *J & J Snack Foods Corp...............................      12,700         183,753
 *J. Alexander's Corp..................................       9,600          27,600
 *J. Jill Group, Inc...................................      16,000         227,500
 *Jackpot Enterprises, Inc.............................       8,000          50,500
 Jacksonville Bancorp, Inc.............................       1,600          22,600
 *Jaclyn, Inc..........................................       1,300           3,575
 *Jaco Electronics, Inc................................       8,859          54,818
 *Jacobson Stores, Inc.................................       7,400          28,559
 *Jakks Pacific, Inc...................................      31,600         239,962
 *JDA Software Group, Inc..............................      38,700         466,819
 Jefferies Group, Inc..................................      39,100         977,500
 Jefferson Savings Bancorp, Inc........................      10,000         143,437
 *Jennifer Convertibles, Inc...........................       1,300           2,966
 *JFAX.com, Inc........................................      35,000          22,422
 JLG Industries, Inc...................................      65,700         956,756
 *JLM Industries, Inc..................................       6,100           9,341
 *JMAR Industries, Inc.................................      30,400         120,650
 *Jo-Ann Stores, Inc. Class A..........................       4,500          31,500
 *Jo-Ann Stores, Inc. Class B..........................       3,400          18,275
 *Johnson Outdoors, Inc................................       6,700          39,153
 *Jones Lang LaSalle, Inc..............................      41,200         574,225
 *Jore Corp............................................      10,000          56,562
 *Jos. A. Bank Clothiers, Inc..........................       7,600          29,450
 *Joule, Inc...........................................       1,500           2,062
 *Journal Register Co..................................      51,200         860,800
 *JPM Co...............................................      10,200          14,025
 *JPS Industries, Inc..................................      10,700          43,469
 *Judge.com, Inc.......................................      16,700          19,831
 *Juno Lighting, Inc...................................         980           5,666
 *Juno Online Services, Inc............................      23,500          54,711
 *Jupiter Media Metrix, Inc............................         400           3,756
 *JWGenesis Financial Corp.............................      10,900         114,450
 K Swiss, Inc. Class A.................................      12,100         290,778
 *K2, Inc..............................................      28,675         225,816
 *Kaiser Aluminum Corp.................................     114,400         550,550
 *Kaiser Ventures, Inc.................................       9,500         129,437
 Kaman Corp. Class A...................................      34,900         406,803
 *Kaneb Services, Inc..................................      47,400         257,737
 Kansas City Southern Industries, Inc..................      49,100         414,281
 *Kasper A.S.L., Ltd...................................       5,500           1,031
 Katy Industries, Inc..................................      10,100          73,225
 Kaydon Corp...........................................      26,500         602,875
 Kaye Group, Inc.......................................       3,000          23,437
 *KBK Capital Corp.....................................       5,000          18,750
 Keithley Instruments, Inc.............................       2,000          74,000
 *Kellstrom Industries, Inc............................      19,100          63,269
 Kellwood Co...........................................      38,200         768,775

                                                               SHARES        VALUE+
                                                               ------        ------

 *Kendle International, Inc............................      14,600    $    151,931
 Kennametal, Inc.......................................       9,300         266,794
 *Kennedy-Wilson, Inc..................................      11,800          49,044
 *Kensey Nash Corp.....................................      19,300         185,159
 *Kent Electronics Corp................................      42,700         669,856
 *Kentucky Electric Steel, Inc.........................       2,800           5,294
 Kentucky First Bancorp, Inc...........................         900           9,338
 *Keravision, Inc......................................      26,400          16,088
 *Kevco, Inc...........................................       8,300           4,928
 Kewaunee Scientific Corp..............................       2,000          24,750
 *Key Energy Group, Inc................................      64,500         467,625
 *Key Production Co., Inc..............................      19,600         472,850
 *Key Technology, Inc..................................       6,100          32,406
 *Key Tronic Corp......................................      15,400          64,006
 *Keystone Automotive Industries, Inc..................      23,040         131,400
 *Keystone Consolidated Industries, Inc................      13,000          29,250
 *kforce.com, Inc......................................      75,200         354,850
 *KFX, Inc.............................................      34,900          67,619
 Kimball International, Inc. Class B...................      38,700         581,709
 *Kimmins Corp.........................................       3,400           1,088
 *Kinark Corp..........................................       6,800           6,800
 *Kirby Corp...........................................      39,200         676,200
 *Kit Manufacturing Co.................................         300           1,388
 Klamath First Bancorp, Inc............................       9,900         114,778
 Knape & Vogt Manufacturing Co.........................       3,190          43,962
 *Knight Transportation, Inc...........................      19,300         318,450
 *Koala Corp...........................................      12,000          78,750
 *Komag, Inc...........................................     120,334         110,933
 *Kos Pharmaceuticals, Inc.............................      27,100         604,669
 *Koss Corp............................................       3,300          76,931
 *Krauses Furniture, Inc...............................      23,100          12,994
 *Kroll-O'Gara Co......................................      34,800         202,275
 *Kronos, Inc..........................................      19,600         679,875
 *Krug International Corp..............................       1,048           1,376
 *K-Tel International, Inc.............................      12,700           5,358
 *K-Tron International, Inc............................       6,200         114,506
 *Kulicke & Soffa Industries, Inc......................      40,800         383,138
 *Kushner-Locke Co.....................................      16,600           5,966
 *K-V Pharmaceutical Co. Class A.......................      24,600         650,362
 *K-V Pharmaceutical Co. Class B.......................      12,450         333,037
 *KVH Industries, Inc..................................      10,600          67,906
 *L90, Inc.............................................       6,000          21,844
 *La Jolla Pharmceutical Co............................      31,600         207,375
 *LaBarge, Inc.........................................      18,600          39,525
 *LabOne, Inc..........................................      19,050         122,039
 *Labor Ready, Inc.....................................      70,600         211,800
 *Labtec, Inc..........................................         950           7,363
 Laclede Gas Co........................................      30,200         687,050
 *Laclede Steel Co.....................................       2,700             270
 LaCrosse Footwear, Inc................................       9,000          25,313
 *Ladish Co., Inc......................................      17,400         159,863
 *Lakeland Industries, Inc.............................       2,000          10,000
 *Lakes Gaming, Inc....................................      11,475          86,780
 *Lamson & Sessions Co.................................      21,600         191,700
 Lance, Inc............................................      40,500         416,391
 *Lancer Corp..........................................      10,925          57,356
 *Landair Corp.........................................       4,100          14,606
 Landamerica Financial Group, Inc......................      19,100         573,000
 Landauer, Inc.........................................      12,200         226,920
 *Landec Corp..........................................      17,500          65,078

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Landmark Systems, Inc................................      21,400    $     62,863
 Landrys Seafood Restaurants, Inc......................      31,700         285,300
 *Lands End, Inc.......................................      12,200         304,512
 *Landstar Systems, Inc................................      14,400         778,950
 *Larscom, Inc.........................................      11,500          47,258
 *Laser Pacific Media Corp.............................      12,200          15,441
 *Laser Technology, Inc................................       5,000           5,938
 *Laser Vision Centers, Inc............................      34,400          73,100
 *Laserscope...........................................      15,100          17,931
 *LaserSight Corporation...............................      28,400          59,463
 *Lason, Inc...........................................      27,300          13,923
 *Latitude Communications, Inc.........................      17,200          85,463
 *Launch Media, Inc....................................       2,300           6,828
 Lawrence Savings Bank MA..............................       4,300          39,103
 Lawson Products, Inc..................................      12,800         326,000
 *Layne Christensen Co.................................      20,200          78,906
 *Lazare Kaplan International, Inc.....................      12,000          61,500
 LBP, Inc..............................................       3,200          11,500
 *LCA-Vision, Inc......................................      71,400          94,828
 *LCC International, Inc. Class A......................      18,200         200,769
 *LeadingSide, Inc.....................................      15,100          10,617
 *Leapnet, Inc.........................................      36,622          40,628
 *Learn2.com, Inc......................................      76,415          64,475
 *Learning Tree International, Inc.....................      13,300         459,266
 *Lechters, Inc........................................      17,000           7,703
 *Lecroy Corp..........................................      12,500         176,172
 *Lectec Corp..........................................       5,000           9,141
 Ledger Capital Corp...................................       3,400          33,575
 Lennox International, Inc.............................      20,105         140,735
 Lesco, Inc............................................      13,600         183,600
 *Let's Talk Cellular & Wireless, Inc..................       4,000             360
 *Level 8 Systems, Inc.................................      20,129         152,226
 Libbey, Inc...........................................      18,900         538,650
 Liberty Bancorp, Inc..................................       2,700          23,119
 Liberty Corp..........................................      19,800         746,213
 Liberty Homes, Inc. Class A...........................         200           1,100
 *Liberty Livewire Corp. Class A.......................       4,280          38,788
 *Life Financial Corp..................................      12,000           7,125
 *Lifecell Corp........................................      17,500          35,547
 *Lifecore Biomedical, Inc.............................      20,200         114,888
 *Lifeline Systems, Inc................................       4,100          53,300
 *Lifemark Corporation.................................       5,266          55,951
 Lifetime Hoan Corp....................................      15,062         103,081
 *Ligand Pharmaceuticals, Inc. Class B.................      39,377         493,443
 *Lightbridge, Inc.....................................      26,400         217,800
 *Lightning Rod Software, Inc..........................         580             707
 *LightPath Technologies, Inc..........................      16,400         234,725
 Lillian Vernon Corp...................................      11,600         104,400
 Lilly Industry, Inc. Class A..........................      33,600       1,029,000
 Lincoln Electric Holdings.............................       9,200         162,438
 *Lindal Cedar Homes, Inc..............................       4,482           9,314
 Lindberg Corp.........................................       6,300          50,006
 Lindsay Manufacturer Co...............................      15,700         310,075
 *Lionbridge Technologies, Inc.........................      18,400          97,175
 *Lions Gate Entertainment Corp........................       3,430           5,788
 Liqui Box Corp........................................       4,400         174,625
 *Liquid Audio, Inc....................................      11,700          50,091
 *Lithia Motors, Inc. Class A..........................      12,000         167,250
 *Litronic, Inc........................................       2,200           8,938
 *Littlefield, Adams & Co..............................         900              20
 *Littlefuse, Inc......................................      29,800         762,694

                                                               SHARES        VALUE+
                                                               ------        ------

 *LLEX Oncology, Inc...................................      22,200    $    617,438
 *LLX Resorts, Inc.....................................       2,900           5,619
 *LMI Aerospace, Inc...................................       7,900          16,294
 LNR Property Corp.....................................      32,600         672,375
 *Lodgenet Entertainment Corp..........................      19,500         266,906
 *Lodgian, Inc.........................................      21,900          72,544
 *Loews Cineplex Entertainment Corp....................      68,100          51,075
 *Log On America, Inc..................................         600             656
 *Logic Devices, Inc...................................      10,000          13,438
 *Logility, Inc........................................      20,900          37,555
 *Loislaw.com, Inc.....................................      17,500          17,227
 *Lojack Corp..........................................      25,700         192,750
 Lone Star Steakhouse Saloon...........................      41,500         330,055
 Longs Drug Stores Corp................................      15,700         312,038
 Longview Fibre Co.....................................      72,300         971,531
 *LookSmart, Ltd.......................................      21,400          86,603
 *Lowrance Electronics, Inc............................       2,200           6,600
 LSB Bancshares, Inc. NC...............................       5,156          61,872
 LSI Industries, Inc...................................      14,700         312,375
 LTV Corp..............................................     135,600          67,800
 *LTX Corp.............................................      35,500         424,891
 Luby's Cafeterias, Inc................................      32,900         156,275
 Lufkin Industries, Inc................................       8,200         136,325
 *Luminant Worldwide Corp..............................       3,700           3,700
 *Lumisy, Inc..........................................      14,800          57,813
 *Lund International Holdings, Inc.....................       2,200           4,400
 *Lydall, Inc..........................................      23,700         228,113
 *Lynch Corp...........................................       2,200         105,050
 *Lynch Interactive Corp...............................       4,400         204,600
 *Lynx Therapeutics, Inc...............................      18,200         216,694
 *M.H. Meyerson & Co., Inc.............................       8,300          22,955
 MacDermid, Inc........................................       4,500          84,375
 *Mace Security International, Inc.....................      26,100          29,363
 *Mac-Gray Corp........................................      23,100          83,738
 *Mackie Designs, Inc..................................      16,100         100,625
 *Madden (Steven), Ltd.................................      19,700         144,056
 *Made2Manage Systems, Inc.............................       7,000          18,156
 Madison Gas & Electric Co.............................      25,000         541,406
 MAF Bancorp, Inc......................................      37,000         812,844
 *Magainin Pharmaceuticals, Inc........................      43,600         176,444
 *Magellan Health Services, Inc........................      39,600         116,325
 *Magnetek, Inc........................................      37,200         478,950
 *Magnum Hunter Resources, Inc.........................      32,200         209,300
 *MAI Systems Corp.....................................       7,600           1,900
 *Mail.com, Inc........................................       9,697          10,000
 *Mail-Well, Inc.......................................      80,600         382,850
 *Main Street & Main, Inc..............................      16,000          49,750
 Main Street Bancorp, Inc..............................      13,700         102,750
 Maine Public Service Co...............................       1,700          45,475
 *Mallon Resources Corp................................      12,000          61,125
 *Management Network Group, Inc........................       8,100          63,281
 *Manatron, Inc........................................       1,102           4,580
 *Manchester Equipment Co., Inc........................      12,600          31,106
 *Manhattan Associates, Inc............................      32,000       1,287,000
 Manitowoc Co., Inc....................................      35,150         878,750
 *Manning (Greg) Auctions, Inc.........................       8,900          29,203
 *Mapics, Inc..........................................      28,900         191,463
 *Mapinfo Corp.........................................      19,200         634,800
 *marchFIRST, Inc......................................      17,900          23,214
 Marcus Corp...........................................      21,700         317,363
 *Marimba, Inc.........................................      14,400          73,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Marine Transport Corp................................       7,540    $     36,286
 *MarineMax, Inc.......................................      17,500         107,188
 *Marisa Christina, Inc................................       6,700           7,328
 Maritrans, Inc........................................      14,900         104,300
 *Markel Corp..........................................       4,000         595,500
 *Marketing Services, Inc..............................      38,800          59,413
 *MarketWatch.com, Inc.................................      14,800          67,063
 *MarkWest Hydrocarbon, Inc............................       8,500          94,563
 *Marlton Technologies, Inc............................       7,800           6,825
 Marsh Supermarkets, Inc. Class A......................       1,600          25,450
 Marsh Supermarkets, Inc. Class B......................       5,800          74,856
 *Martek Biosciences Corp..............................      26,700         498,956
 *Marten Transport, Ltd................................       4,200          49,350
 *Marvel Enterprises, Inc..............................      22,100          33,150
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp. Reading, MA............................       4,200         119,700
 *Master Graphics, Inc.................................       5,500             154
 Matec Corp............................................       1,650          12,375
 *Material Sciences Corp...............................      20,500         199,875
 *Mathsoft, Inc........................................       6,300          12,009
 *Matlack Systems, Inc.................................      11,800          11,918
 *Matria Healthcare, Inc...............................      51,600         120,938
 *Matritech, Inc.......................................      40,100         149,122
 *Matrix Bancorp, Inc..................................       9,500          62,344
 *Matrix Pharmaceutical, Inc...........................      36,900         607,697
 *Matrix Service Co....................................      10,800          60,075
 Matthews International Corp. Class A..................      21,300         615,038
 *Mattson Technology, Inc..............................      41,700         396,802
 Maui Land & Pineapple Company, Inc....................       4,300         103,200
 *Maverick Tube Corp...................................      32,500         412,344
 *Max & Ermas Restaurants, Inc.........................       3,300          29,494
 *Maxco, Inc...........................................       4,000          29,000
 *Maxicare Health Plans, Inc...........................      17,900          17,620
 *Maximus, Inc.........................................      32,500         920,156
 *Maxtor Corp..........................................      45,100         263,553
 *Maxwell Shoe Company, Inc............................      11,400         126,825
 *Maxwell Technologies, Inc............................      15,800         229,100
 *Maxxam, Inc..........................................       8,700         132,131
 *Maynard Oil Co.......................................       6,200         110,825
 *Mayor's Jewelers, Inc................................      25,800          80,625
 *Mays (J.W.), Inc.....................................         200           1,809
 *Mazel Stores, Inc....................................      12,700          38,100
 *MB Financial, Inc....................................       7,100          86,088
 *McClain Industries, Inc..............................         266           1,155
 McGrath Rent Corp.....................................      12,600         224,438
 *MCK Communications, Inc..............................       2,700          15,609
 *McMoran Exploration Co...............................      22,164         232,722
 *McNaughton Apparel Group, Inc........................      12,100         173,938
 *MCSI, Inc............................................      19,900         467,650
 MDC Holdings, Inc.....................................      33,900         951,319
 *Meade Instruments Corp...............................      26,200         224,338
 *Meadow Valley Corp...................................       2,400           6,525
 Meadowbrook Insurance Group, Inc......................      11,000          49,500
 *Measurement Specialties, Inc.........................      12,900         306,375
 *Mechanical Dynamics, Inc.............................       8,100          48,600
 *Mechanical Technology, Inc...........................       4,700          18,139
 Medford Bancorp, Inc..................................      10,600         151,713
 *Media 100, Inc.......................................      17,700          42,591
 *Media Arts Group, Inc................................      20,600          86,263
 *MediaBay, Inc........................................      18,800          33,488

                                                               SHARES        VALUE+
                                                               ------        ------

 *Medialink Worldwide, Inc.............................       7,300    $     46,994
 *Medical Action Industries, Inc.......................      14,200          48,813
 *Medical Advisory Systems, Inc........................       3,100          24,413
 *Medical Alliance, Inc................................       7,900          34,069
 *Medical Assurance, Inc...............................      34,450         501,678
 *Medical Resources, Inc...............................       5,235             212
 *Medicalcontrol, Inc..................................       3,500          20,563
 *Medicore, Inc........................................       3,800           2,969
 *Medplus, Inc.........................................       7,400          31,219
 *Medquist, Inc........................................      14,700         262,763
 *Medstone International, Inc..........................       6,000          33,188
 *MEDTOX Scientific, Inc...............................       3,000          31,875
 *Memberworks, Inc.....................................      23,700         504,366
 *MEMC Electronic Materials, Inc.......................      33,600         243,600
 Mentor Corp...........................................      38,000         689,938
 *Mentor Graphics Corp.................................      43,300       1,021,609
 *Mercator Software, Inc...............................      26,400          81,675
 Merchants Bancshares, Inc.............................       5,500         131,656
 Merchants Group, Inc..................................       1,300          22,425
 Merchants New York Bancorp, Inc.......................      25,200         555,975
 *Mercury Air Group, Inc...............................       8,400          44,100
 *Mercury Computer Systems, Inc........................      19,300         597,697
 Meridian Diagnostics, Inc.............................      18,900         107,494
 Meridian Insurance Group, Inc.........................       3,267          93,722
 *Meridian Medical Technology, Inc.....................       4,600          43,125
 *Meridian Resource Corp...............................      69,000         418,313
 *MeriStar Hotels & Resorts, Inc.......................      38,200          88,338
 *Merit Medical Systems, Inc...........................      12,400          72,463
 *Merix Corp...........................................      13,250         259,203
 *Merrimac Industries, Inc.............................       1,160          25,085
 *Mesa Air Group, Inc..................................      53,700         284,442
 *Mesa Labs, Inc.......................................       4,900          29,094
 *Mesaba Holdings, Inc.................................      32,450         414,752
 *Messagemedia, Inc....................................      89,100         100,238
 *Mestek, Inc..........................................       5,400          90,450
 *Meta Group, Inc......................................      16,500          86,109
 *Metacreations Corp...................................      43,900         207,153
 Metals USA, Inc.......................................      57,900         144,750
 *Metatec Corp. Class A................................       7,800          10,481
 Met-Pro Corp..........................................      11,175         121,528
 *Metricom, Inc........................................      27,600         187,163
 *Metro Information Services, Inc......................      19,300         112,181
 *Metro One Telecommunications, Inc....................      18,500         304,672
 *Metrocall, Inc.......................................      36,985          23,694
 MetroCorp. Bancshares, Inc............................       7,100          59,463
 *Metrologic Instruments, Inc..........................       4,900          39,506
 *Metromedia International Group, Inc..................     152,300         453,854
 *Metropolitan Financial Corp..........................       4,100          15,247
 Metrowest Bank........................................      20,000         116,875
 MFB Corp..............................................       1,800          31,275
 *MFRI, Inc............................................       4,800          16,125
 *MGI Pharma, Inc......................................      26,300         522,713
 MI Schottenstein Homes, Inc...........................      10,500         252,000
 *Michael Anthony Jewelers, Inc........................       7,400          13,413
 Michael Foods, Inc....................................      29,200         767,413
 *Micro Component Technology, Inc......................      16,252          49,264
 *Micro Linear Corp....................................      18,700          56,684
 *Microcide Pharmaceuticals, Inc.......................      17,800         115,700
 MicroFinancial, Inc...................................       4,000          42,000
 *Micrografx, Inc......................................      14,700          17,227
 *Micron Electronics, Inc..............................      31,100         164,733

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Micros Systems, Inc..................................      26,700    $    559,866
 *Micros to Mainframes, Inc............................       7,100          14,866
 *Microsemi Corp.......................................      21,500         515,328
 *Microtest, Inc.......................................      13,000          40,016
 *Micro-Therapeutics, Inc..............................      13,800          74,606
 *Microtouch Systems, Inc..............................       9,700         200,972
 *Microvision, Inc.....................................      13,800         271,688
 *Microware Systems Corp...............................      19,500          15,234
 Mid America Banccorp..................................      14,214         344,690
 *Mid Atlantic Medical Services, Inc...................      67,700       1,438,625
 Midas, Inc............................................      26,000         357,500
 Midcoast Energy Resources, Inc........................      16,200         315,900
 *Middleby Corp........................................      14,300          87,811
 Middlesex Water Co....................................       4,200         123,244
 Midland Co............................................       3,300          94,463
 Mid-State Bancshares..................................       3,800         112,338
 *Midway Airlines Corp.................................       9,400          40,244
 *Midway Games, Inc....................................      60,300         463,556
 Midwest Banc Holdings, Inc............................      12,000         175,125
 *Midwest Express Holdings, Inc........................      23,100         366,713
 Midwest Grain Products, Inc...........................      10,400          98,475
 Mikasa, Inc...........................................      16,400         269,575
 *Mikohn Gaming Corp...................................       7,500          43,594
 Milacron, Inc.........................................      54,000         823,500
 *Milestone Scientific, Inc............................       8,800          14,300
 *Miller Industries, Inc...............................      52,400          42,575
 *Miltope Group, Inc...................................      11,000           9,281
 *MIM Corp.............................................      24,600          35,747
 Mine Safety Appliances Co.............................      17,000         404,813
 Minerals Technologies, Inc............................      15,800         533,250
 *Mining Services International Corp...................       2,500           4,219
 Minntech Corp.........................................      10,200          65,981
 Minuteman International, Inc..........................       1,000           8,594
 *MIPS Technologies, Inc...............................      21,700         585,222
 *Miravant Medical Technologies........................      30,200         518,119
 *Misonix, Inc.........................................       7,100          47,703
 Mississippi Chemical Corp.............................      39,142         114,980
 Mississippi Valley Bancshares, Inc....................      12,100         322,919
 *Mitcham Industries, Inc..............................      14,900          58,669
 *Mitek Systems, Inc...................................      11,400           7,303
 *Mity-Lite, Inc.......................................       7,200          49,050
 *MKS Instruments, Inc.................................       4,500          68,484
 *Mobile Mini, Inc.....................................      16,300         324,981
 *Mobius Management Systems, Inc.......................      26,000          80,438
 Mocon, Inc............................................       7,800          48,263
 *Modem Media, Inc.....................................       1,800           7,031
 Modine Manufacturing Co...............................      12,600         340,988
 *Modis Professional Services, Inc.....................      39,000         146,250
 *Modtech Holdings, Inc................................      18,457         119,971
 *Molecular Devices Corp...............................      17,340         843,699
 *Monaco Coach Corp....................................      28,300         428,038
 *Monarch Casino and Resort, Inc.......................      10,400          54,275
 *Monarch Dental Corp..................................      11,000          10,656
 *Mondavi (Robert) Corp. Class A.......................      11,200         555,450
 *Monro Muffler Brake, Inc.............................      10,700          96,634
 Monterey Bay Bancorp, Inc.............................       4,300          43,941
 *Monterey Pasta Co....................................      16,400          85,588
 *Moog, Inc. Class A...................................       9,400         239,700
 *Moog, Inc. Class B...................................       2,000          81,250
 *Moore Medical Corp...................................       3,900          22,913
 Morgan Keegan, Inc....................................      41,200         721,000

                                                               SHARES        VALUE+
                                                               ------        ------

 *Morgan's Foods, Inc..................................         900    $      1,181
 Morrison Management Specialists, Inc..................      16,400         459,200
 *Morton Industrial Group, Inc. Class A................       1,000           2,313
 *Morton's Restaurant Group, Inc.......................       6,200         127,488
 *Mossimo, Inc.........................................      16,600          39,944
 *Mother's Work, Inc...................................       3,300          28,875
 *Motient Corp.........................................      79,200         351,450
 *Motor Car Parts & Accessories, Inc...................       2,500           2,550
 *Motor Cargo Industries, Inc..........................       5,700          38,119
 *Motor Club of America................................         700           6,716
 Movado Group, Inc.....................................      15,200         178,125
 *Movie Gallery, Inc...................................      14,400          50,400
 *MPW Industrial Services Group........................       5,000           9,219
 *MS Carriers, Inc.....................................      18,600         373,163
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      24,400         378,200
 *MSC Software Corp....................................      22,500         179,550
 *MTI Technology Corp..................................      38,300         225,611
 MTS Systems Corp......................................      33,040         206,500
 *Multex.com, Inc......................................       7,800          70,322
 *Multi Color Corp.....................................       1,000           9,656
 *Multiple Zones International, Inc....................      21,400          57,513
 *Musicland Stores Corp................................      51,400         334,100
 Myers Industries, Inc.................................      31,910         386,909
 *Mynd Corp............................................      31,900         309,031
 *MyPoints.com, Inc....................................       2,000           3,063
 Mystic Financial, Inc.................................       1,700          22,631
 *N & F Worldwide Corp.................................      20,700          72,450
 *NABI, Inc............................................      48,300         232,444
 Nacco Industries, Inc. Class A........................       9,100         349,213
 *Nanogen, Inc.........................................      33,100         340,309
 *Nanometrics, Inc.....................................      18,100         247,178
 *Nanophase Technologies Corp..........................      18,800         182,125
 *Napco Security Systems, Inc..........................       2,150           7,659
 *Napro Biotherapeutics, Inc...........................      32,500         229,023
 Nash Finch Co.........................................      14,800         187,313
 Nashua Corp...........................................       7,600          34,675
 *Nastech Pharmaceutical Co., Inc......................       9,900          61,102
 *NATCO Group, Inc. Class A............................      23,800         175,525
 *Nathans Famous, Inc..................................       9,900          27,844
 *National Beverage Corp...............................      20,400         142,800
 National City Bancorp.................................      11,300         183,625
 *National Dentex Corp.................................       4,600          87,113
 *National Equipment Services, Inc.....................      25,200          72,450
 *National Home Centers, Inc...........................       3,000           4,453
 *National Home Health Care Corp.......................       3,815          20,863
 *National Information Consortium, Inc.................       3,800           8,075
 National Penn Bancshares, Inc.........................      22,600         495,788
 National Presto Industries, Inc.......................       9,000         266,063
 *National Processing, Inc.............................      69,700       1,245,888
 *National Research Corp...............................       7,000          26,250
 *National RV Holdings, Inc............................      20,700         188,888
 National Steel Corp. Class B..........................      26,900          47,075
 National Technical Systems, Inc.......................      13,000          34,531
 *National Techteam, Inc...............................      20,500          62,141
 *National Western Life Insurance Co. Class A..........       1,000          88,875
 *NationsRent, Inc.....................................      67,850         118,738
 *Natrol, Inc..........................................      10,000          15,938
 *Natural Alternatives International, Inc..............       5,400          13,163

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Natural Wonders, Inc.................................       5,700    $     10,688
 Natures Sunshine Products, Inc........................      27,159         182,475
 *Nautica Enterprises, Inc.............................      50,500         651,766
 *Navarre Corp.........................................      32,900          38,555
 *Navidec, Inc.........................................       9,900          22,894
 *Navigant Consulting, Inc.............................      57,800         209,525
 *Navigant International, Inc..........................      18,300         152,977
 *Navigators Group, Inc................................       8,700         113,916
 *NBC Internet, Inc. Class A...........................      40,500         175,289
 NBT Bancorp...........................................      23,048         323,392
 *NBTY, Inc............................................      61,600         283,938
 NCH Corp..............................................       7,200         287,100
 *NCI Building Systems, Inc............................      23,800         415,013
 *NCO Group, Inc.......................................      43,532       1,125,030
 *Neff Corp. Class A...................................      25,400          46,038
 Nelson (Thomas), Inc..................................      21,000         124,688
 *Neogen Corp..........................................       6,500          47,125
 *NeoMagic Corp........................................      35,900         101,530
 *NEON Communications, Inc.............................       5,800          34,438
 *NEON Systems, Inc....................................       2,400          14,925
 *Neopharm, Inc........................................      17,800         497,844
 *Neorx Corp...........................................      36,800         252,425
 *Neose Technologies, Inc..............................      23,100         681,450
 *Neotherapeutics, Inc.................................      15,900         102,853
 *Neoware Systems, Inc.................................       6,900          10,027
 *Net Perceptions, Inc.................................      17,000          47,813
 *Net.B@nk, Inc........................................       4,100          27,867
 *Net2000 Communications, Inc..........................      31,300          64,067
 *Net2Phone, Inc.......................................      14,200         170,844
 *Netergy Networks, Inc................................      28,700          68,163
 *Netguru, Inc.........................................      13,500          54,422
 *Netmanage, Inc.......................................     102,900          93,253
 *Netopia, Inc.........................................      24,700         108,063
 *NetRadio Corp........................................      11,000           4,813
 *Netro Corp...........................................      34,600         331,944
 *Netscout System, Inc.................................      24,100         397,650
 *NetSolve, Inc........................................      27,500         206,250
 *Netspeak Corp........................................      22,700         109,244
 *Network Commerce, Inc................................      14,300          18,545
 *Network Equipment Technologies, Inc..................      34,500         245,813
 *Network Peripherals, Inc.............................      24,400         163,938
 *Network Plus Corp....................................      26,100          90,534
 *Network Six, Inc.....................................         275             524
 *Netzee, Inc..........................................       5,500           6,102
 *Neurobiological Technologies, Inc....................       2,700          12,361
 *Neurocrine Biosciences, Inc..........................      28,300         821,584
 *Neurogen Corp........................................      21,800         661,494
 *New American Healthcare Corp.........................         200               3
 *New Brunswick Scientific Co., Inc....................       8,070          40,602
 *New Century Financial Corp...........................      23,500         257,766
 *New Day Runner, Inc..................................       2,140           1,070
 New England Business Services, Inc....................      22,700         358,944
 *New Era of Networks, Inc.............................      32,300         180,173
 New Hampshire Thrift BancShares, Inc..................         200           2,625
 *New Horizons Worldwide, Inc..........................      13,600         213,350
 New Jersey Resources Corp.............................      22,500         905,625
 *New World Coffee - Manhattan Bagel...................      11,000          12,031
 New York Community Bancorp Inc........................      33,200       1,028,163
 *Newcor, Inc..........................................       6,300           8,663

                                                               SHARES        VALUE+
                                                               ------        ------

 *Newmark Homes Corp...................................       8,500    $     83,406
 Newmil Bancorp, Inc...................................       4,700          46,266
 *Newpark Resources, Inc...............................      77,200         583,825
 *Newsedge Corp........................................      23,500          24,969
 *Newtek Capital, Inc..................................       2,500          12,344
 *Nexell Therapeutics, Inc.............................      16,705          55,335
 *NEXIQ Technologies, Inc..............................       5,300          10,600
 *NextCard, Inc........................................      19,700         165,603
 *Nexthealth, Inc......................................       9,000          28,125
 *Niagara Corp.........................................      12,200          31,453
 Nitches, Inc..........................................         785           4,342
 NL Industries, Inc....................................      23,500         525,813
 *NMT Medical, Inc.....................................      16,800          30,450
 NN, Inc...............................................      17,050         143,327
 *Nobel Learning Communities, Inc......................       7,600          53,675
 *Nobility Homes.......................................       6,000          38,250
 Noble International, Ltd..............................       9,200          59,225
 Noel Group Inc........................................       8,000             160
 Noland Co.............................................         200           3,650
 Nordson Corp..........................................      31,800         891,394
 *Norstan, Inc.........................................      14,200          32,838
 *Nortek, Inc..........................................      16,600         377,650
 *North American Scientific, Inc.......................      11,000         205,563
 North Central Bancshares, Inc.........................       2,700          46,997
 North Pittsburgh Systems, Inc.........................      16,700         208,228
 Northeast Bancorp.....................................         900           7,425
 Northeast Pennsylvania Financial Corp.................       5,500          64,625
 Northern Technologies International...................       2,700          17,213
 *Northfield Laboratories, Inc.........................      19,900         184,697
 Northland Cranberries, Inc. Class A...................      27,600          19,406
 Northrim Bank.........................................       7,244          66,102
 Northwest Bancorp, Inc................................      66,300         527,292
 Northwest Natural Gas Co..............................      40,300         967,200
 *Northwest Pipe Co....................................       9,100          85,597
 Northwestern Corp.....................................      32,400         712,800
 *Novadigm, Inc........................................      29,600         253,450
 *Novamed Eyecare, Inc.................................      14,900          24,445
 *Novametrix Medical Systems, Inc......................      12,200          56,425
 *Novavax, Inc.........................................      31,000         241,180
 *Noven Pharmaceuticals, Inc...........................      30,500         796,813
 *Novitron International, Inc..........................       1,430           2,815
 *Novoste Corp.........................................      15,000         383,906
 *NPC International, Inc...............................      28,200         289,050
 *NPS Pharmaceuticals, Inc.............................      33,400       1,296,338
 *NQL, Inc.............................................      19,000          22,859
 *NS Group, Inc........................................      30,100         187,222
 *Nstor Technology.....................................      42,000          73,500
 *NTN Communications, Inc..............................      36,793          29,894
 *Nu Horizons Electronics Corp.........................      24,000         200,625
 *Nucentrix Broadband Networks, Inc....................      14,200         161,525
 *NuCo2, Inc...........................................       8,200          57,144
 *Nuevo Energy Co......................................      28,100         449,600
 NUI Corp..............................................      20,800         600,600
 *Number Nine Visual Technology Corp...................       8,400             147
 *Numerex Corp. Class A................................      17,300         136,238
 *NuSkin Enterprises, Inc..............................      34,200         158,175
 *Nutraceutical International Corp.....................      13,200          24,750
 *Nutramax Products, Inc...............................       3,300             140
 *Nx Networks, Inc.....................................      47,900          50,894

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *NYFIX, Inc...........................................      20,575    $    509,874
 Nymagic, Inc..........................................       8,700         151,706
 *NZ Corp..............................................       6,258          25,814
 *O.I. Corp............................................       2,900           9,516
 Oak Hill Financial, Inc...............................       3,000          47,906
 *Oak Technology, Inc..................................      48,990         590,942
 *Oakley, Inc..........................................      82,600       1,486,800
 Oakwood Homes Corp....................................      61,000          30,500
 *OAO Technology Solutions, Inc........................      29,400          51,450
 *Obie Media Corporation...............................       3,500          19,195
 *Objective Systems Integrators, Inc...................      58,800       1,030,838
 *Oceaneering International, Inc.......................      37,700         600,844
 OceanFirst Financial Corp.............................      16,800         351,225
 *O'Charleys, Inc......................................      21,750         375,867
 *Ocular Sciences, Inc.................................      34,500         449,578
 *Ocwen Financial Corp.................................      96,600         549,413
 *Odetics, Inc. Class A................................         300           2,972
 *Odwalla, Inc.........................................       6,600          66,619
 *Officemax, Inc.......................................      81,100         192,613
 *Offshore Logistics, Inc..............................      33,800         622,131
 *Ogden Corp...........................................      66,300         948,919
 Oglebay Norton Co.....................................       6,400         146,200
 Ohio Casualty Corp....................................      67,900         556,992
 Oil-Dri Corp. of America..............................       5,700          43,997
 *Old Dominion Freight Lines, Inc......................      10,800         107,325
 Olin Corp.............................................      50,200         869,088
 *Olympic Steel, Inc...................................      13,900          33,013
 Omega Financial Corp..................................      11,400         309,581
 *Omega Protein Corp...................................      26,500          41,406
 *Omega Research, Inc..................................      32,100          58,181
 *Omega Worldwide, Inc.................................      19,700          43,709
 *Omni Nutraceuticals, Inc.............................      40,100          52,531
 *Omnova Solutions, Inc................................       1,800           8,888
 *Omtool, Ltd..........................................      19,500          37,781
 *On Assignment, Inc...................................      34,700         855,572
 *On Command Corp......................................      49,600         354,950
 *On Technology Corp...................................      21,100          15,166
 *One Price Clothing Stores, Inc.......................      10,700           9,697
 Oneida, Ltd...........................................      25,200         321,300
 Oneok, Inc............................................       4,300         175,494
 *OneSource Information Services, Inc..................       5,600          56,000
 *On-Point Technology Systems Inc......................       2,633           5,924
 *Ontrack Data International, Inc......................      22,100         131,564
 *Onyx Acceptance Corp.................................       8,700          30,586
 *Onyx Pharmacueticals, Inc............................      24,800         344,100
 *Onyx Software Corp...................................       7,800         110,906
 *Open Market, Inc.....................................      63,200          89,863
 *Opinion Research Corp................................       1,700          10,838
 *Opta Food Ingredients, Inc...........................      13,000          15,844
 *Opti, Inc............................................      18,600          73,819
 *Optical Cable Corp...................................      15,000         165,938
 *Optical Sensors, Inc.................................       9,800           1,531
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          11,813
 *Option Care, Inc.....................................      16,600         104,788
 *OraSure Technologies, Inc............................      22,400         146,300
 *Oratec Interventions, Inc............................      12,500         103,125
 *Orbit International Corp.............................       1,266             554
 *ORBIT/FR, Inc........................................       7,000          14,656
 *Orbital Sciences Corp................................      59,900         336,938
 Oregon Steel Mills, Inc...............................      30,200          47,188

                                                               SHARES        VALUE+
                                                               ------        ------

 Oregon Trail Financial Corp...........................       4,600    $     61,525
 *O'Reilly Automotive, Inc.............................      59,800       1,003,519
 *Organogenesis, Inc...................................      54,500         371,145
 *Oriole Homes Corp. Class A Convertible...............         800           1,225
 *Oriole Homes Corp. Class B...........................       2,000           2,250
 *Orleans Homebuilders, Inc............................       2,000           4,250
 *Oroamerica, Inc......................................       5,800          44,225
 *Orphan Medical, Inc..................................      13,500         178,453
 *OrthAlliance, Inc....................................      15,800          44,931
 *Orthodontic Centers of America, Inc..................      29,250         888,469
 *Orthologic Corp......................................      44,600         118,469
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         404,097
 Oshkosh Truck Corp. Class B...........................      24,300         959,091
 *Oshman's Sporting Goods, Inc.........................       4,100          38,438
 OSI Pharmaceutical, Inc...............................       7,800         437,531
 *OSI Systems, Inc.....................................      13,000          66,219
 *Osicom Technologies, Inc.............................      18,500         276,344
 *Osmonics, Inc........................................      15,700         116,769
 *Osteotech, Inc.......................................      23,900          97,094
 *Ostex International, Inc.............................      15,000          31,641
 *OTR Express, Inc.....................................         200              69
 Ottawa Financial Corp.................................       8,580         247,748
 Otter Tail Power Co...................................      35,800         850,250
 *Outlook Group Corp...................................       2,400          14,250
 *Outsource International, Inc.........................       6,900           4,636
 *Overland Data........................................      14,300          97,866
 Overseas Shipholding Group, Inc.......................      40,200         899,475
 Owens & Minor, Inc....................................      47,600         666,400
 Owens Corning.........................................      53,800          57,163
 *Owens-Illinois, Inc..................................      32,100          92,288
 Owosso Corp...........................................       6,800          11,050
 Oxford Industries, Inc................................       9,900         162,113
 *Oxigene, Inc.........................................      17,900         152,709
 *Oxis International, Inc..............................       7,900           5,678
 *OYO Geospace Corp....................................         100           1,869
 *P&F Industries, Inc. Class A.........................       1,300           7,759
 *P.F. Chang's China Bistro, Inc.......................      16,600         612,125
 *Pacific Aerospace and Electronics, Inc...............      25,700          19,677
 Pacific Capital Bancorp...............................      11,900         301,963
 Pacific Crest Capital, Inc............................       1,060          13,913
 *Pacific Gateway Exchange, Inc........................      28,000           4,375
 Pacific Northwest Bancorp.............................      23,800         299,731
 *Pacific Sunwear of California, Inc...................      28,600         635,456
 *Pacificare Health Systems, Inc.......................      23,100         292,359
 *Packaged Ice, Inc....................................      26,900          53,800
 *Packeteer, Inc.......................................      20,700         273,628
 *Pagasus Systems, Inc.................................      33,900         335,292
 *Palatin Technologies, Inc............................          62             248
 *Palm Harbor Homes, Inc...............................      31,269         495,418
 *PAM Transportation Services, Inc.....................       6,700          53,286
 *Pameco Corp..........................................       3,166           5,837
 Pamrapo Bancorp, Inc..................................       3,400          66,088
 *Panavision, Inc......................................       3,600          21,825
 *Pancho's Mexican Buffet, Inc.........................       1,666           5,310
 *Panera Bread.........................................      16,900         366,519
 *Panja, Inc...........................................      14,400          75,150
 *Pantry, Inc..........................................       4,500          38,813
 *Papa John's International, Inc.......................      20,000         530,625
 *Par Technology Corp..................................      11,200          22,400

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Paracelsus Healthcare Corp...........................       1,363    $         23
 *Paradyne Networks Corp...............................      10,800          21,769
 *Paragon Technologies, Inc............................       4,700          34,663
 *Parallel Petroleum Corp..............................      23,500          75,641
 *Paravant, Inc........................................      22,700          52,494
 *Parexel International Corp...........................      25,300         214,655
 Paris Corp............................................         200             378
 Park Bancorp, Inc.....................................       1,700          21,728
 Park Electrochemical Corp.............................      22,050         781,397
 *Parker Drilling Co...................................     108,500         434,000
 *Parkervision, Inc....................................      15,500         606,438
 *Park-Ohio Holdings Corp..............................      16,400          84,050
 Parkvale Financial Corp...............................       7,500         156,094
 *Parlex Corp..........................................       6,900          82,800
 *Parlux Fragrances, Inc...............................      15,400          29,116
 *Patient Infosy.......................................       8,800           2,596
 Patina Oil & Gas Corp.................................      27,034         484,922
 Patrick Industries, Inc...............................       7,900          40,981
 Patriot Bank Corp.....................................       8,700          53,288
 *Patriot Transportation Holding, Inc..................       2,500          40,156
 *Patterson Energy, Inc................................      37,780         880,746
 Paula Financial, Inc..................................       6,600          11,138
 *Paul-Son Gaming Corp.................................       4,100           5,638
 *Paxar Corp...........................................      65,000         544,375
 *Paxson Communications Corp...........................      76,700         743,031
 *Payless Cashways, Inc................................         160             175
 *PBOC Holdings, Inc...................................      29,500         264,578
 *PC Connection, Inc...................................       7,350         125,869
 *PCD, Inc.............................................      12,000          99,000
 *P-Com, Inc...........................................      93,000         310,969
 *PDS Financial Corp...................................       1,100           1,770
 *Peapod, Inc..........................................      25,100          52,945
 *Pediatric Services of America, Inc...................       4,800          21,150
 *Pediatrix Medical Group, Inc.........................      22,100         386,750
 Peerless Manufacturing Co.............................       1,600          22,250
 *Peerless Systems Corp................................      17,900          17,620
 *Pegasystems, Inc.....................................      42,700         166,797
 *Pemco Aviation Group, Inc............................         950          12,825
 Penford Corp..........................................      10,400         103,350
 Penn Engineering & Manufacturing Corp. Class A........         600          19,875
 Penn Engineering & Manufacturing Corp. Non-Voting.....       7,500         285,469
 *Penn National Gaming, Inc............................      24,000         387,000
 *Penn Traffic Company.................................          93             363
 *Penn Treaty American Corp............................       8,500         142,375
 Penn Virginia Corp....................................      10,500         285,469
 *Pennaco Energy, Inc..................................      31,200         360,750
 Penn-America Group, Inc...............................      10,000          69,375
 Pennfed Financial Services, Inc.......................      11,100         151,931
 *Pentacon, Inc........................................      16,900          19,013
 Penton Media, Inc.....................................      21,400         564,425
 *Penwest Pharmaceuticals Company......................      17,000         153,000
 Peoples Bancorp, Inc..................................         300           4,472
 Peoples Bancshares, Inc. Massachusetts................       4,300          60,469
 Pep Boys - Manny, Moe & Jack..........................      91,900         373,344
 *Perceptron, Inc......................................      12,550          27,649
 *Performance Food Group Co............................      17,500         789,688
 *Performance Technologies, Inc........................      21,200         316,675
 *Pericom Semiconductor Corp...........................      22,300         347,044

                                                               SHARES        VALUE+
                                                               ------        ------

 *Perini Corp..........................................      23,700    $     88,875
 *Perrigo Co...........................................     102,700         720,505
 *Perry Ellis International, Inc.......................       8,700          46,491
 *Per-Se Technologies, Inc.............................      47,800         129,209
 *Persistence Software, Inc............................       1,100           7,459
 *Personnel Group of America, Inc......................      32,600          69,275
 *Pervasive Software, Inc..............................      20,800          34,450
 *Petrocorp, Inc.......................................       6,900          66,413
 *Petroglyph Energy, Inc...............................       4,400          11,894
 *Petroleum Development Corp...........................      25,800         134,644
 *PetSmart, Inc........................................     150,400         408,900
 PFF Bancorp, Inc......................................      18,100         325,234
 *Pfsweb, Inc..........................................      18,242          13,396
 *Pharmaceutical Products Development Service Co.......      34,770       1,270,192
 *Pharmaceutical Resources, Inc........................      39,600         242,550
 *Pharmacopeia, Inc....................................      36,700         794,784
 *Pharmacyclics........................................      16,300         702,428
 *Pharmanetics, Inc....................................      12,100         145,578
 *PharmaPrint, Inc.....................................      13,900           1,251
 *Pharmchem Laboratories, Inc..........................       7,500          26,133
 *Phar-Mor, Inc........................................      14,200          14,200
 *Pharmos Corp.........................................       6,200          13,466
 *Philadelphia Consolidated Holding Corp...............      17,000         461,125
 Phillips-Van Heusen Corp..............................      43,700         562,638
 *Phoenix Gold International, Inc......................       1,000           1,625
 *Phoenix International, Ltd...........................      10,550          11,209
 Phoenix Investment Partners, Ltd......................      57,700         890,744
 *Phoenix Technologies, Ltd............................      41,500         592,672
 *Phonetel Technologies, Inc...........................         112              20
 *Photo Control Corp...................................       1,000           2,406
 *Photoelectron Corp...................................       8,600          34,400
 *Photon Dynamics, Inc.................................      20,200         451,344
 *PhotoWorks, Inc......................................      26,300          36,984
 *Photronics, Inc......................................      36,700         592,934
 *Physiometrix, Inc....................................       7,200         116,775
 Piccadilly Cafeterias, Inc............................      14,700          23,888
 *Pico Holdings, Inc...................................      21,600         259,875
 *Picturetel Corp......................................      65,500         288,609
 *Pierre Foods, Inc....................................       7,600          10,213
 Pilgrim Pride Corp....................................      38,600         299,150
 Pilgrim's Pride Corp..................................      12,900          70,950
 *Pillowtex Corp.......................................      23,817          11,909
 *Pilot Network Services, Inc..........................      21,300          29,288
 *Pinnacle Entertainment, Inc..........................      39,400         829,863
 *Pinnacle Global Group, Inc...........................       1,400           5,819
 *Pinnacle Systems, Inc................................      45,700         406,302
 Pioneer Standard Electronics, Inc.....................      49,300         490,689
 Pitt-Des Moines, Inc..................................       9,600         307,200
 Pittston Brink's Group................................      15,018         227,147
 Pizza Inn, Inc........................................      11,600          29,544
 *PJ America, Inc......................................       8,100          57,713
 *Plains Resources, Inc................................      25,300         458,563
 *Planar Systems, Inc..................................      17,200         390,225
 *PlanetCAD, Inc.......................................      15,350          17,269
 *Plato Learning, Inc..................................      12,200         220,744
 *Play By Play Toys and Novelties, Inc.................       5,900           3,688
 *Playboy Enterprises, Inc. Class A....................       6,600          59,813
 *Playboy Enterprises, Inc. Class B....................      32,300         345,206
 *Playtex Products, Inc................................      23,300         208,244

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Pliant Systems, Inc..................................      10,600    $     30,641
 *PLM International, Inc...............................       5,100          11,156
 *PLX Technology, Inc..................................      14,700         226,013
 *PMCC Financial Corp..................................       2,600           9,750
 PMR Corp..............................................       7,500          12,891
 Pocahontas Bancorp, Inc...............................       7,700          55,344
 *Point West Capital Corp..............................       3,400           3,931
 Polaris Industries, Inc...............................      15,000         552,188
 Polaroid Corp.........................................      36,500         273,750
 *Polymedica Industries, Inc...........................      14,500         333,047
 Polymer Group, Inc....................................      48,400         272,250
 Polyone Corp..........................................     114,000         634,125
 *Polyvision Corp......................................      18,100          24,888
 *Pomeroy Computer Resource, Inc.......................      19,500         264,469
 Pope & Talbot, Inc....................................      20,400         272,850
 *Porta Systems Corp...................................      12,300           7,688
 *Possis Medical, Inc..................................      26,500         145,750
 *Powell Industries, Inc...............................      10,900         114,450
 *Power Intergrations, Inc.............................      37,600         455,900
 *Powercerv Corp.......................................      15,800           7,406
 *PPT Vision, Inc......................................       6,800          27,625
 *Prandium, Inc........................................      21,564           1,801
 Precision Castparts Corp..............................       9,800         346,063
 Premier Financial Bancorp.............................       7,100          43,488
 *Premier Laser Systems, Inc. Class A..................       9,900             149
 Premier National Bancorp..............................      21,751         451,333
 *Pre-Paid Legal Services, Inc.........................      31,550         912,978
 Presidential Life Corp................................      41,900         650,759
 *Presstek, Inc........................................      45,600         585,675
 *Preview Systems, Inc.................................         300             881
 *Previo, Inc..........................................       7,075          27,858
 *PRI Automation, Inc..................................      21,000         372,094
 *Pricesmart, Inc......................................       4,400         129,525
 *Pride International, Inc.............................      11,400         215,888
 *Prima Energy Corp....................................      13,575         513,729
 *Prime Hospitality Corp...............................      69,300         710,325
 *Prime Medical Services, Inc..........................      21,100         124,622
 Primesource Corp......................................       6,281          29,246
 Primex Technologies, Inc..............................      16,700         528,659
 *Primix Solutions, Inc................................      20,500          25,625
 *Primus Knowledge Solutions, Inc......................       3,900          28,580
 *Primus Telecommunications Group, Inc.................      39,800         128,106
 *Princeton Video Image, Inc...........................      13,800          40,106
 *Printronix, Inc......................................       8,900          76,763
 *Printware, Inc.......................................       4,000           9,125
 *Priority Healthcare Corp.............................          76           2,047
 *ProBusiness Services, Inc............................      32,800       1,059,850
 *Procom Technology, Inc...............................      18,300         232,181
 *Procurenet, Inc......................................      19,700               0
 *Prodigy Communications Corp..........................     135,000         341,719
 *Professional Bancorp, Inc............................       2,020          14,898
 *Professional Detailing, Inc..........................      19,000       2,444,469
 *Professionals Group, Inc.............................      11,250         271,406
 *Profit Recovery Group International, Inc.............      24,300         148,458
 *Progenics Pharmaceuticals, Inc.......................      18,500         433,594
 *Programmers Paradise, Inc............................       6,600          18,563
 Progress Financial Corp...............................       7,560          62,843
 *Progress Software Corp...............................      57,000         735,656
 *Project Software & Development, Inc..................      29,300         293,458

                                                               SHARES        VALUE+
                                                               ------        ------

 Promistar Financial Corp..............................      28,088    $    471,352
 *Prophet 21, Inc......................................       5,100          37,134
 *ProsoftTraining.com..................................      11,400          96,009
 *Protection One, Inc..................................      89,500          83,906
 *Provant, Inc.........................................      29,400         199,369
 Providence & Worcester Railroad Co....................       1,600           9,700
 Provident Bancorp, Inc................................       5,200          83,525
 Provident Bankshares Corp.............................      40,931         770,014
 *Provident Financial Holdings, Inc....................       5,100          94,509
 *Province Healthcare Co...............................      28,350       1,046,292
 *Proxymed, Inc........................................      19,800          19,491
 *PRWW, Ltd............................................       9,700          57,594
 *PSC, Inc.............................................      18,900          29,531
 *PSS World Medical, Inc...............................      99,600         308,138
 Psychemedics Corp.....................................      32,600         163,000
 *PTEK Holdings, Inc...................................      66,700         129,231
 Public Service Co. of New Mexico......................      45,300       1,095,694
 Pulaski Financial Corp................................       3,100          30,613
 Pulte Corp............................................      21,200         818,850
 *Puma Technology, Inc.................................      37,700         256,831
 *Pure Resources, Inc..................................      16,563         291,923
 *Pure World, Inc......................................      10,700          17,722
 *PW Eagle, Inc........................................       5,000          37,500
 Pyramid Breweries, Inc................................       5,700          12,291
 *Qad, Inc.............................................      44,600          80,838
 *QC Optics, Inc.......................................       3,200           2,400
 *QEP Co., Inc.........................................       2,025           9,745
 *QRS Corp.............................................      20,500         148,305
 *Quad Systems Corp....................................       4,600           2,731
 *QuadraMed Corp.......................................      33,706          36,866
 Quaker Chemical Corp..................................      11,400         203,775
 *Quaker City Bancorp, Inc.............................       2,187          44,834
 *Quaker Fabric Corp...................................      24,250         100,031
 *Quality Dining, Inc..................................      13,700          35,534
 *Quality Systems, Inc.................................       8,000          63,500
 Quanex Corp...........................................      20,800         392,600
 *Quentra Network Systems, Inc.........................      21,600          11,475
 *Questcor Pharmaceuticals, Inc........................      26,800          23,450
 *Questron Technology, Inc.............................       7,600          26,006
 *Quicklogic Corp......................................      21,000         146,344
 *Quidel Corp..........................................      39,300         195,272
 *Quigley Corp.........................................      12,000          10,313
 *Quiksilver, Inc......................................      33,800         703,463
 *Quipp, Inc...........................................       2,400          59,100
 Quixote Corp..........................................      10,400         172,250
 *Quokka Sports, Inc...................................      56,400          77,550
 *Quorum Health Group, Inc.............................      71,500       1,043,453
 *R & B, Inc...........................................       9,800          18,988
 *R H Donnelley Corp...................................      48,500       1,109,438
 *Racing Champions Corp................................      19,100          22,084
 *Radiance Medical Systems, Inc........................      19,200         111,000
 *Radiant Systems, Inc.................................      44,100         886,134
 *Radio One, Inc.......................................       4,800          50,850
 *Radiologix, Inc......................................      21,200         144,425
 *RadiSys Corp.........................................       6,962         182,535
 *Radyne ComStream, Inc................................       8,000          39,250
 *Rag Shops, Inc.......................................       2,415           5,509
 *Railamerica, Inc.....................................      29,700         179,128
 *RailWorks Corp.......................................      16,300          31,072
 *Rainbow Rentals, Inc.................................       8,300          53,431
 *Rainbow Technologies, Inc............................      31,600         540,163

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ralcorp Holdings, Inc................................      42,100    $    594,663
 *Ramp Networks, Inc...................................      12,800          47,600
 *Ramsay Youth Services, Inc...........................       6,400           7,100
 *Ramtron International Corp...........................       5,760          29,790
 *Range Resources Corp.................................      66,900         275,963
 *Rare Hospitality International, Inc..................      23,821         615,637
 *Rare Medium Corp.....................................      44,300         114,903
 Raven Industries, Inc.................................       5,200          84,013
 *Ravisent Technologies, Inc...........................       4,500           8,367
 *Rawlings Sporting Goods, Inc.........................      12,700          71,834
 *Rayovac Corp.........................................      49,600         703,700
 *Raytech Corp.........................................       2,400           4,950
 *Raytel Med Corp......................................      10,400           9,425
 *RCM Technologies, Inc................................      16,300          73,859
 *RDO Equipment Co. Class A............................       7,400          16,188
 *Reading Entertainment, Inc...........................       8,600          21,231
 *Read-Rite Corp.......................................      77,700         251,311
 *Recoton Corp.........................................      18,800         164,500
 *Redhook Ale Brewery, Inc.............................       7,900          12,467
 Redwood Empire Bancorp................................       4,200          90,038
 *Reebok International, Ltd............................      51,900       1,106,119
 *Reeds Jewelers, Inc..................................         440             605
 Regal Beloit Corp.....................................      30,300         469,650
 *Regeneron Pharmaceuticals, Inc.......................      18,000         437,063
 *Regent Communications, Inc...........................      65,500         311,125
 Regis Corp............................................      65,200       1,024,863
 *Register.Com, Inc....................................      22,000         130,281
 *Rehabcare Group, Inc.................................      23,600       1,020,700
 *Rehabilicare, Inc....................................      11,600          29,363
 *Reliability, Inc.....................................       9,900          28,153
 Reliance Steel and Aluminum Co........................      41,600         998,400
 *Reliv International, Inc.............................       7,750          12,352
 *Relm Wireless Corp...................................       7,600           6,650
 *Remec, Inc...........................................      12,450         168,464
 *Remedy Corp..........................................      51,100         823,988
 *RemedyTemp, Inc......................................       9,900          88,791
 *Remington Oil & Gas Corp.............................      34,400         292,938
 *Renaissance Worldwide, Inc...........................      64,900          56,788
 *Rent-A-Center, Inc...................................      34,000         833,000
 *Rentrak Corp.........................................      13,600          36,125
 *Rent-Way, Inc........................................      30,200         115,138
 *Repligen Corp........................................      36,000         147,375
 *Reptron Electronics, Inc.............................      10,000          74,375
 Republic Bancorp, Inc.................................      67,653         536,998
 Republic Bancorp, Inc. Class A........................      18,900         120,488
 *Republic Bankshares, Inc.............................      15,700         138,356
 *Republic First Bancorp, Inc..........................       7,234          28,823
 Republic Security Financial Corp......................      77,982         510,538
 *Res-Care, Inc........................................      34,750         146,059
 *ResMed, Inc..........................................      16,300         571,519
 *ResortQuest International, Inc.......................      22,100         154,700
 Resource America, Inc.................................      32,700         268,242
 Resource Bancshares Mortgage Group, Inc...............      28,408         165,122
 *Respironics, Inc.....................................      46,400       1,136,800
 *Restoration Hardware, Inc............................      24,500          42,875
 *Revlon, Inc..........................................      27,700         128,113
 *Rex Stores Corp......................................      10,400         155,350
 *Rexhall Industries, Inc..............................       1,771           8,966
 *RF Monolithics, Inc..................................      11,300          50,850
 *Rhythms NetConnections, Inc..........................       8,900           9,595

                                                               SHARES        VALUE+
                                                               ------        ------

 *Ribozyme Pharmaceuticals.............................      25,200    $    363,038
 *Rica Foods, Inc......................................       1,300          18,119
 Richardson Electronics, Ltd...........................      15,200         187,150
 Richmond County Financial Corp........................      39,600         829,125
 *Riddell Sports, Inc..................................       9,255          28,922
 Riggs National Corp...................................      50,400         587,475
 *Right Management Consultants, Inc....................       6,300          75,009
 *Right Start, Inc.....................................       6,900           7,978
 *Rightchoice Managed Care, Inc. Class A...............       2,400          69,750
 *Rimage Corp..........................................      10,200          90,206
 *Riverside Group, Inc.................................       1,000           1,750
 Riverview Bancorp, Inc................................       6,400          52,800
 Rivianna Foods, Inc...................................      18,100         327,497
 *Riviera Holdings Corporation.........................       5,000          35,625
 RLI Corp..............................................      14,100         565,763
 *RMH Teleservices, Inc................................      13,400         195,138
 *Roadhouse Grill, Inc.................................      11,600          25,738
 Roadway Express, Inc..................................      24,700         479,334
 Roanoke Electric Steel Corp...........................      15,300         154,434
 Robbins & Myers, Inc..................................      15,300         363,375
 *Robinson Nugent, Inc.................................       8,100         153,647
 *Robocom Systems, Inc.................................         800             625
 *Robotic Vision Systems, Inc..........................      52,800         188,925
 *Rochester Medical Corp...............................       7,400          43,475
 *Rock of Ages Co......................................       5,000          20,938
 Rock-Tenn Co. Class A.................................      27,300         177,450
 *Rocky Mountain Chocolate Factory.....................       1,900           6,472
 *Rocky Shoes & Boots, Inc.............................       4,900          21,131
 *Rofin-Sinar Technologies, Inc........................      18,500         160,719
 *Rogers Corp..........................................      23,900         869,363
 *Rogue Wave Software, Inc.............................      17,100          74,813
 *Rohn Industries, Inc.................................      84,400         312,544
 Rollins Truck Leasing Corp............................      94,500         602,438
 Rollins, Inc..........................................      41,500         868,906
 *Rottlund, Inc........................................       2,300          10,063
 Rouge Industries, Inc. Class A........................      19,500          36,563
 Rowe Furniture Corp...................................      16,900          47,531
 *Royal Appliance Manufacturing Co.....................      21,700         108,500
 Royal Bancshares of Pennsylvania Class A..............       3,791          57,457
 *Royal Energy, Inc....................................       2,300           9,847
 Royal Gold, Inc.......................................      23,200          59,450
 *Royal Precision, Inc.................................         550           1,323
 RPC, Inc..............................................      37,700         480,675
 *RTI International Metals, Inc........................      25,100         327,869
 *RTW, Inc.............................................      13,600          56,950
 *Rubio's Restaurants, Inc.............................       5,000          25,625
 Ruby Tuesday, Inc.....................................      74,400       1,129,950
 Ruddick Corp..........................................      57,900         702,038
 *Rudolph Technologies, Inc............................       6,000         144,000
 *Rural Cellular Corp. Class A.........................      10,400         372,775
 *Rural/Metro Corp.....................................      14,000          27,125
 *Rush Enterprises, Inc................................       7,200          28,238
 Russ Berrie & Co., Inc................................      26,100         551,363
 Russell Corp..........................................      29,300         488,944
 *RWD Technologies, Inc................................      17,400          63,347
 *Ryans Family Steak Houses, Inc.......................      53,200         470,488
 Ryerson Tull, Inc.....................................      37,100         278,250
 Ryland Group, Inc.....................................      15,700         549,500
 *S&K Famous Brands, Inc...............................       6,500          44,484

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 S&T Bancorp, Inc......................................      36,100    $    708,463
 *S1 Corporation.......................................      22,501         122,349
 *SafeNet, Inc.........................................      10,500         395,391
 *Safety Components International, Inc.................       4,100             123
 *Saga Communications, Inc. Class A....................      20,100         306,525
 *SAGA Systems, Inc....................................      48,819         546,163
 *Sage, Inc............................................       3,818          58,582
 *Salient 3 Communications, Inc.
   Class A.............................................       3,400           7,544
 *Salton/Maxim Housewares, Inc.........................      18,900         341,381
 *Sames Corp...........................................       3,800          51,538
 *Samsonite Corp.......................................      22,318          57,539
 *San Filippo (John B.) & Son, Inc.....................       5,000          18,438
 *Sanchez Computer Associates, Inc.....................      37,200         437,100
 Sanderson Farms, Inc..................................      19,200         137,400
 *Sands Regent Casino Hotel............................       2,000           5,125
 Sandy Spring Bancorp, Inc.............................       1,000          21,906
 *Sangstat Medical Corp................................      29,100         229,163
 *Santa Cruz Operation, Inc............................      50,100          83,761
 *Satcon Technology Corp...............................      21,900         229,266
 *Saucony, Inc. Class A................................       3,500          34,563
 *Saucony, Inc. Class B................................       4,600          43,700
 Sauer, Inc............................................      49,900         361,775
 *SBE, Inc.............................................       4,200          25,200
 *SBS Technologies, Inc................................      19,100         531,219
 *ScanSoft, Inc........................................      54,118          49,044
 *ScanSource, Inc......................................       9,000         435,094
 *SCC Communications Corp..............................      17,700          95,138
 Schawk, Inc. Class A..................................      25,200         218,925
 *Scheid Vineyards, Inc................................       2,300           7,619
 *Schein (Henry), Inc..................................      49,000       1,295,438
 *Schick Technologies, Inc.............................       9,000           8,145
 *Schieb (Earl), Inc...................................       2,200           6,325
 *Schlotzskys, Inc.....................................       9,600          33,450
 *Schmitt Industries, Inc..............................      10,300          23,175
 Schnitzer Steel Industries, Inc.
   Class A.............................................       7,200         101,700
 *Schuff Steel Company.................................       6,000          18,000
 *Schuler Homes, Inc...................................      20,100         185,297
 Schulman (A.), Inc....................................      49,200         595,013
 Schultz Sav-O Stores, Inc.............................       7,700          83,738
 Schweitzer-Maudoit International, Inc.................      20,100         349,238
 *Sciclone Pharmaceuticals, Inc........................      50,600         201,609
 *Scientific Learning Corp.............................       1,400           6,169
 Scientific Technologies, Inc..........................       6,700          49,831
 *Scios-Nova, Inc......................................      59,487       1,165,573
 *SCM Microsystems, Inc................................      12,400         425,863
 *Scott Technologies, Inc..............................      24,300         486,000
 *Scotts Co. Class A...................................       5,100         161,288
 *SCP Pool Corp........................................      27,200         735,250
 SCPIE Holdings, Inc...................................      14,700         305,944
 Seaboard Corp.........................................       1,400         222,600
 *Seachange International, Inc.........................      36,100         841,581
 Seacoast Banking Corp. Class A........................       1,500          36,656
 Seacoast Financial Services Corp......................       5,746          56,742
 *Seacor Smit, Inc.....................................      27,200       1,142,400
 *Secom General Corp...................................         140             317
 Second Bancorp, Inc...................................      13,000         207,594
 *Secure Computing Corp................................      37,300         437,109
 *Security Associates International, Inc...............       5,700           9,975
 *SED International Holdings, Inc......................       9,450          12,108

                                                               SHARES        VALUE+
                                                               ------        ------

 *Sedona Worldwide, Inc................................       2,502    $        231
 *SEEC, Inc............................................       9,800          24,959
 *Segue Software, Inc..................................      23,400          78,244
 *Seitel, Inc..........................................      38,400         537,600
 Selas Corp. of America................................       4,750          15,734
 *Select Comfort Corp..................................      20,000          39,688
 Selective Insurance Group, Inc........................      37,500         753,516
 SEMCO Energy, Inc.....................................      28,500         448,875
 *Semitool, Inc........................................      42,400         455,800
 *SEMX Corp............................................       9,800          44,100
 *Seneca Foods Corp. Class A...........................         200           2,575
 *Seneca Foods Corp. Class B...........................       1,300          16,900
 *Sensory Science Corp.................................      21,800          13,625
 *Sequa Corp. Class A..................................       7,800         350,513
 *Sequa Corp. Class B..................................       2,600         158,925
 *SeraCare, Inc........................................      10,200          35,700
 *SeraNova, Inc........................................      20,900          62,373
 *Serologicals Corp....................................      20,950         200,334
 *Service Corp. International..........................     131,000         245,625
 *Servotronics, Inc....................................       1,100           3,575
 Sevenson Environmental Services, Inc..................       2,288          27,027
 *Shared Technologies Cellular, Inc....................      10,100           3,630
 *Sharper Image Corp...................................      19,300         321,466
 *Shaw Group, Inc......................................      19,800       1,220,175
 *Sheffield Medical Technologies, Inc..................      39,050         136,675
 *Sheldahl, Inc........................................      17,000          51,266
 *Shells Seafood Restaurants, Inc......................       4,400           3,047
 *Shiloh Industries, Inc...............................      10,100          48,291
 *Shoe Carnival, Inc...................................      18,100          80,319
 *Shoe Pavilion, Inc...................................       6,200          11,044
 *Sholodge, Inc........................................       5,800          31,175
 *Shop At Home, Inc....................................      44,100          54,436
 *Shopko Stores, Inc...................................      55,400         335,863
 Shoreline Financial Corp..............................       8,077         102,982
 *ShowCase Corp........................................       7,700          39,222
 *Shuffle Master, Inc..................................      10,100         212,100
 *SICOR, Inc...........................................      54,400         814,300
 Siebert Financial Corp................................      30,000         137,344
 *Sierra Health Services, Inc..........................      35,136         103,212
 *SierraCities.com, Inc................................      26,700          70,088
 Sifco Industries, Inc.................................       5,400          27,000
 *Sigma Designs, Inc...................................      26,100          51,384
 *Sigmatron International, Inc.........................       2,200           3,713
 *Signal Technology Corp...............................      12,700         153,988
 *Signature Eyewear, Inc...............................       3,600           2,531
 *Silgan Holdings, Inc.................................      15,000         113,438
 *Silicon Graphics, Inc................................      92,000         368,000
 *Silicon Valley Group, Inc............................       8,100         208,322
 *Silver Stream Software, Inc..........................       7,400         134,819
 *Silverleaf Resorts, Inc..............................      14,900          41,906
 *Simione Central Holdings, Inc........................       2,035           5,037
 Simmons First National Corp. Class A..................       4,550          87,872
 *Simon Transportation Services, Inc...................       6,100          33,550
 Simpson Industries, Inc...............................      28,550         361,336
 *Simpson Manufacturing Co., Inc.......................      13,100         620,613
 *Simula, Inc..........................................      17,300          44,331
 *Sipex Corp...........................................      30,800         779,625
 *Sitel Corp...........................................     115,100         266,169
 *Sizzler International, Inc...........................      35,500          53,250
 SJNB Financial Corp...................................       1,500          52,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 SJW Corp..............................................       3,600    $    405,000
 Skyline Corp..........................................      11,300         229,531
 *SkyMall, Inc.........................................      16,800          22,838
 Skywest, Inc..........................................      18,800       1,116,838
 SL Industries, Inc....................................       9,200         100,050
 SLI, Inc..............................................      59,600         406,025
 *Smart & Final Food, Inc..............................      32,900         252,919
 *SMC Corp.............................................       5,600          14,000
 Smith (A.O.) Corp.....................................      22,900         380,713
 Smith (A.O.) Corp. Convertible
   Class A.............................................       3,750          63,281
 *Smith Micro Software, Inc............................      23,900          34,730
 *Smith-Gardner & Associates, Inc......................       5,600          14,263
 *Smithway Motor Express Corp.
   Class A.............................................       4,700           8,666
 *Socrates Technolgies Corp............................      18,400           1,104
 *Softnet Systems, Inc.................................      45,000          94,219
 *Software Spectrum, Inc...............................       3,900          30,956
 *Sola International, Inc..............................      31,100         112,738
 *Somnus Medical Technologies, Inc.....................      19,700          18,161
 *Sonic Automotive, Inc................................      42,500         340,000
 *Sonic Corp...........................................      28,100       1,097,656
 *Sonic Foundry, Inc...................................      40,300         114,603
 *Sonic Solutions......................................      15,800          25,675
 *SONICblue, Inc.......................................      27,076         152,726
 *Sonosight, Inc.......................................       3,633          58,696
 *Sonus Pharmaceuticals, Inc...........................      11,800           8,481
 *SOS Staffing Services, Inc...........................      15,300          27,253
 *Sound Advice, Inc....................................       4,800          33,300
 *Source Information Management, Inc...................      15,900          82,481
 *Source Media, Inc....................................      27,400          37,247
 South Financial Group, Inc............................      51,427         499,003
 South Jersey Industries, Inc..........................      16,000         470,000
 Southern Banc Company, Inc............................         200           1,850
 *Southern Energy Homes, Inc...........................      11,925          13,043
 *Southern Union Co....................................      32,925         693,483
 *Southwall Technologies, Inc..........................      11,000          67,375
 Southwest Bancorp, Inc................................       4,000          53,750
 *Southwest Bancorporation of Texas, Inc...............      36,800       1,311,000
 Southwest Gas Corp....................................      31,400         612,300
 Southwest Securities Group, Inc.......................      25,380         509,186
 Southwest Water Co....................................       9,700         130,950
 Southwestern Energy Co................................      29,900         229,856
 *Spacehab, Inc........................................      15,800          51,103
 *Spacelabs Medical, Inc...............................      15,300         206,072
 Span-American Medical System, Inc.....................       2,400           9,375
 *SPAR Group, Inc......................................       1,500             984
 Spartan Motors, Inc...................................      15,200          42,275
 *Spartan Stores, Inc..................................       8,700          51,928
 Spartech Corp.........................................      26,800         326,625
 *Sparton Corp.........................................       7,200          34,200
 *Special Metals Corp..................................      16,100          43,269
 *SpectraLink Corp.....................................      32,700         289,191
 *Spectranetics Corp...................................      34,202          54,509
 *Spectra-Physics Laser, Inc...........................      24,800         635,500
 *Spectrian Corp.......................................      15,000         176,719
 *Spectrum Control, Inc................................      15,400         184,319
 *SpectRx, Inc.........................................       8,900          72,869
 *SpeedFam-IPEC, Inc...................................      46,652         264,604
 *Speedway Motorsports, Inc............................      10,000         193,125

                                                               SHARES        VALUE+
                                                               ------        ------

 *Speizman Industries, Inc.............................       2,900    $      1,677
 *Spherion Corporation.................................      24,300         256,669
 *Spinnaker Industries, Inc............................       4,000          33,250
 *Spire Corp...........................................       4,600          37,375
 *Sport Chalet, Inc....................................       2,700          17,550
 *Sport Supply Group, Inc..............................      11,200          18,200
 *Sport-Haley, Inc.....................................       4,900          21,744
 *Sports Authority, Inc................................      41,400          75,038
 *Sports Club Co., Inc.................................      20,100          66,581
 *SportsLine USA, Inc..................................      31,600         246,875
 *Sportsman's Guide, Inc...............................       5,100           4,303
 Springs Industries, Inc. Class A......................      17,600         479,600
 *SPS Technologies, Inc................................      16,200         796,838
 *SPSS, Inc............................................      16,900         270,928
 *SRS Labs, Inc........................................      16,800          72,450
 *SS&C Technologies, Inc...............................      16,600          88,188
 *SSE Telecom, Inc.....................................       7,700           7,700
 St. Francis Capital Corp..............................      13,200         176,963
 St. Joseph Light & Power Co...........................      49,600       1,007,500
 St. Mary Land & Exploration Co........................      44,600       1,027,194
 *Staar Surgical Co....................................      24,200         335,019
 *Staff Leasing, Inc...................................      34,700         126,872
 *Stage II Apparel Corp................................       1,700             744
 *Stage Stores, Inc....................................      21,400             910
 *Standard Automotive Corp.............................       5,400          19,575
 Standard Commercial Corp..............................      18,129          89,512
 *Standard Management Corp.............................      12,500          42,969
 *Standard Microsystems Corp...........................      25,300         497,303
 Standard Motor Products, Inc.
   Class A.............................................      11,900          82,556
 Standard Pacific Corp.................................      45,900         946,688
 Standard Register Co..................................      29,100         349,200
 Standex International Corp............................      17,300         339,513
 *Stanley Furniture, Inc...............................      11,000         238,219
 *Star Buffet, Inc.....................................       2,800           8,006
 *Star Multi Care Services, Inc........................       1,362             936
 *Star Scientific, Inc.................................       7,500          21,797
 *STAR Telecommunications, Inc.........................      73,300          71,009
 *Starcraft Corp.......................................       2,500           6,563
 *StarMedia Network, Inc...............................      24,100          74,936
 *Starmet Corp.........................................      13,000          13,609
 Starrett (L.S.) Co. Class A...........................       6,700         140,700
 *Startec Global Communications Corp...................      14,700          49,153
 *StarTek, Inc.........................................      22,400         364,000
 State Auto Financial Corp.............................      47,500         641,250
 State Financial Services Corp.
   Class A.............................................      11,100          93,136
 Staten Island Bancorp, Inc............................      14,700         280,219
 *Station Casinos, Inc.................................      45,450         846,506
 *Steel Dynamics, Inc..................................      63,200         635,950
 Steel Technologies, Inc...............................      14,500          77,484
 *SteelCloud Co........................................      12,200          11,247
 *Stein Mart, Inc......................................      57,800         809,200
 *Steinway Musical Instruments, Inc....................      11,200         198,800
 *Stemcells, Inc.......................................      27,300          74,648
 Stepan Co.............................................       8,400         173,250
 Stephan Co............................................       3,500          10,500
 *Stericycle, Inc......................................      22,200         733,294
 *Sterile Recoveries, Inc..............................       6,100          94,169
 *STERIS Corp..........................................      74,600       1,116,669
 Sterling Bancorp......................................      11,880         225,720

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sterling Bancshares...................................      41,900    $    632,428
 *Sterling Financial Corp..............................      13,200         144,375
 Stewart & Stevenson Services, Inc.....................      37,000         785,094
 Stewart Enterprises, Inc..............................     145,000         274,141
 Stewart Information Services Corp.....................      14,900         224,431
 Stifel Financial Corp.................................      11,400         132,525
 *STM Wireless, Inc. Class A...........................      11,400          45,066
 *Stockwalk.com Group, Inc.............................       5,735          16,488
 *Stone & Webster, Inc.................................      14,200          16,508
 *Stone Energy Corp....................................       5,100         256,275
 *Stoneridge, Inc......................................      28,900         243,844
 *Storage Computer Corp................................      19,300         141,855
 *Stratasys, Inc.......................................       4,400          15,813
 *Strategic Diagnostics, Inc...........................      26,500          81,156
 *Strategic Distribution, Inc..........................      40,292          16,369
 *Stratesec, Inc.......................................      11,200          17,500
 *Strattec Security Corp...............................       6,500         215,313
 *Stratus Properties, Inc..............................      17,100          80,423
 *Strawbridge and Clothier Liquidating Trust...........       4,200             593
 Strayer Ed, Inc.......................................      24,500         613,266
 Stride Rite Corp......................................      65,200         387,125
 *Strouds, Inc.........................................       7,200             288
 *Structural Dynamics Research Corp....................      68,100         700,153
 *Student Advantage, Inc...............................      23,900          88,878
 Sturm Ruger & Co., Inc................................      41,000         328,000
 *Styleclick, Inc. Class A.............................      12,700          37,703
 *Suburban Lodges of America, Inc......................      18,500         116,203
 *Success Bancshares, Inc..............................       2,200          26,194
 *Successories, Inc....................................       8,400          15,356
 Suffolk Bancorp.......................................       4,300         125,103
 *Summa Industries, Inc................................       6,000          66,188
 Summit Bancshares, Inc................................       2,000          38,750
 Summit Bank Corp......................................         700          11,419
 *Sun Bancorp, Inc.....................................      16,260         148,373
 Sun Hydraulics, Inc...................................       4,400          29,700
 *Sunair Electronics, Inc..............................       3,000           6,375
 *Sunbeam Corp.........................................     145,994          54,748
 *Sunburst Hospitality Corp............................      20,600         144,200
 *Sundance Homes, Inc..................................       3,000             188
 *Sunglass Hut International, Inc......................      58,500         417,727
 *Sunquest Information Systems, Inc....................      21,000         211,313
 *Sunrise Assisted Living, Inc.........................      30,365         813,213
 *Sunrise Medical, Inc.................................      29,100         285,544
 *Sunrise Technologies International, Inc..............      86,900         328,591
 *SunSource, Inc.......................................       6,700          21,356
 *Superconductor Technologies, Inc.....................      19,400          87,300
 *Supergen, Inc........................................      48,100         831,228
 *Superior Consultant Holdings Corp....................      13,600          45,900
 *Superior Energy Services, Inc........................      72,100         646,647
 Superior Industries International, Inc................      27,700         943,531
 Superior Surgical Manufacturing Co., Inc..............      10,000          77,500
 *Superior Telecom, Inc................................      34,400          96,750
 *Supertex, Inc........................................      26,500         518,406
 *Suprema Specialties, Inc.............................       5,700          46,045
 *Supreme Industries, Inc..............................      13,471          43,781
 *SurModics, Inc.......................................       7,800         341,738
 Susquehanna Bancshares, Inc...........................      56,200         800,850
 *SVI Holdings, Inc....................................      51,600          52,632

                                                               SHARES        VALUE+
                                                               ------        ------

 *Swift Energy Corp....................................      35,500    $  1,087,188
 *Swisher International, Inc...........................         700             298
 *Swiss Army Brands, Inc...............................      10,600          59,294
 *Sykes Enterprises, Inc...............................      37,200         179,606
 *Sylvan Learning Systems, Inc.........................      41,500         574,516
 *Sylvan, Inc..........................................       7,300          65,472
 *Symmetricom, Inc.....................................      37,250         395,781
 *Symphonix Devices, Inc...............................      18,900          57,881
 *Syms Corp............................................      19,800          89,100
 Synalloy Corp.........................................       9,100          44,647
 *Synaptic Pharmaceutical Corp.........................      17,400          99,506
 *Synbiotics Corp......................................      12,100           4,727
 *Syncor International Corp............................      30,600         917,044
 *Syntel, Inc..........................................      49,000         381,281
 *Syntellect, Inc......................................      19,000          73,328
 *Synthetech, Inc......................................      21,800          56,203
 *Syntroleum Corp......................................      46,800         726,863
 *Sypris Solutions, Inc................................       2,250          14,766
 *System Software Associates, Inc......................      10,700             120
 *Systemax, Inc........................................      43,700          65,550
 *Systems & Computer Technology Corp...................      56,500         685,063
 *T/R Systems, Inc.....................................       2,200          12,650
 Tab Products Co.......................................       7,200          18,900
 *Taco Cabana, Inc.....................................      19,100         168,617
 *Tag-It Pacific, Inc..................................       6,700          28,056
 *Taitron Components, Inc..............................       6,800          15,513
 *Take Two Interactive Software........................      43,700         420,613
 *TALK.com, Inc........................................      29,800          58,203
 TALX Corp.............................................       8,690         258,528
 *Tandy Brand Accessories, Inc.........................       7,500          54,141
 *Tandy Crafts, Inc....................................      14,400          20,700
 *Tanning Technology Corp..............................       3,900          19,378
 *Targeted Genetics Corp...............................      55,500         470,016
 *Tarrant Apparel Group................................      19,600         101,675
 Tasty Baking Co.......................................      12,600         159,863
 TB Woods Corp.........................................       4,700          37,894
 *TBA Entertainment Corp...............................      12,800          51,000
 *TBC Corp.............................................      25,650         101,398
 *TCI International, Inc...............................       4,400          33,550
 *TCSI Corp............................................      25,300          24,509
 *TEAM America Corp....................................       2,800          13,781
 *Team Communications Group, Inc.......................       5,300          19,709
 *Team, Inc............................................       7,600          21,613
 Tech/Ops Sevcon, Inc..................................       4,000          39,500
 *Techdyne, Inc........................................       7,100           6,434
 Teche Holding Co......................................         700           9,013
 *Technical Communications Corp........................         400             738
 *Technisource, Inc....................................      12,300          22,870
 Technology Research Corp..............................       7,000          13,563
 *Technology Solutions Corp............................      62,100         119,348
 *Tegal Corp...........................................      20,000          35,625
 *Tejon Ranch Co.......................................      13,900         312,055
 *Telcom Semiconductor, Inc............................      29,400         328,913
 *Telemate.Net Software, Inc...........................       2,500           2,695
 *Telescan, Inc........................................      22,300          26,830
 *Teletouch Communications, Inc........................       4,200           4,200
 *Teligent, Inc........................................      28,200          48,909
 *Telscape International, Inc..........................      22,000          25,438
 *Telular Corp.........................................      16,500          98,742
 *Telxon Corp..........................................      23,000         459,281

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Temtex Industries, Inc...............................       2,000    $      1,875
 Tennant Co............................................      10,800         480,600
 Tenneco Automotive, Inc...............................      51,000         200,813
 *Terex Corp...........................................      38,600         501,800
 *Terra Industries, Inc................................      98,600         178,713
 *Terremark Worldwide, Inc.............................      51,100          63,875
 *Tesoro Petroleum Corp................................      49,300         465,269
 *Tessco Technologies, Inc.............................       7,200         144,000
 *Tetra Tech, Inc......................................      30,281       1,058,889
 *Tetra Technologies, Inc..............................      14,900         201,150
 *Texas Biotechnology Corp.............................      55,200         488,520
 Texas Industries, Inc.................................      31,600         703,100
 Texas Regional Banchshares, Inc. Class A..............      20,300         593,141
 TF Financial Corp.....................................       2,600          38,025
 *TFC Enterprises, Inc.................................      11,400          13,538
 *Thackeray Corp.......................................       3,600           9,000
 *Theglobe.com, Inc....................................      31,900          10,467
 *Theragenics Corp.....................................      37,800         160,650
 *Thermatrix, Inc......................................       5,400           1,772
 *Thermo Cardiosystems, Inc............................      56,100         448,800
 *Thermo Fibergen, Inc.................................       6,800          79,050
 *Thermo Fibertek, Inc.................................      94,100         388,163
 *Thermwood Corp.......................................         200             950
 *TheStreet.com, Inc...................................       3,900           9,506
 Thistle Group Holdings Co.............................       7,100          55,247
 *Thomas Group, Inc....................................       6,600          44,963
 Thomas Industries, Inc................................      17,450         383,900
 *Thomaston Mills, Inc.................................       1,900             891
 Thor Industries, Inc..................................      16,900         346,450
 *Thoratec Laboratories Corp...........................      31,000         327,438
 *Thorn Apple Valley, Inc..............................       4,600             276
 *T-HQ, Inc............................................      30,800         553,438
 Three Rivers Bancorp, Inc.............................       7,300          59,313
 *Three-Five Systems, Inc..............................      20,999         580,097
 *Tidel Technologies, Inc..............................      15,600          61,425
 *Tier Technologies, Inc. Class B......................      12,500          85,156
 *TII Industries, Inc..................................      11,260          13,723
 Timberland Bancorp, Inc...............................       6,600          83,531
 Timberline Software Corp..............................      23,200         109,475
 *Tipperary Corp.......................................      17,900          53,700
 Titan International, Inc..............................      20,100          91,706
 *Titan Pharmaceuticals, Inc...........................       8,700         313,200
 *Titanium Metals Corp.................................      41,900         285,444
 *TiVo, Inc............................................       9,000          82,969
 *TMBR/Sharp Drilling, Inc.............................       6,200          65,488
 *T-Netix, Inc.........................................      17,300          48,116
 *Todd Shipyards Corp..................................      13,600          95,200
 *Toddhunter International, Inc........................       4,600          28,175
 *Tofutti Brands, Inc..................................       6,900          16,388
 *Toll Brothers, Inc...................................      38,700       1,543,163
 Tompkins County Trustco, Inc..........................         330           8,993
 *Topps, Inc...........................................      63,500         625,078
 Toreador Resources Corp...............................       4,900          30,013
 Toro Co...............................................      17,900         598,531
 *Total Entertainment Restaurant Corp..................      12,800          27,200
 *Tower Air, Inc.......................................      13,300           1,131
 *Tower Automotive, Inc................................      66,400         605,900
 *Towne Services, Inc..................................       5,200           1,625
 *Toymax International, Inc............................      11,100          20,119
 *Track Data Corp......................................      65,500          64,477

                                                               SHARES        VALUE+
                                                               ------        ------

 *Track 'n Trail, Inc..................................       4,900    $      2,404
 *Tractor Supply Co....................................      12,500          92,969
 *Traffix, Inc.........................................      22,200          46,134
 *Trailer Bridge, Inc..................................       9,800          17,916
 *Trammell Crow Co.....................................      45,300         540,769
 *Trans World Airlines, Inc............................      65,900         100,168
 *Trans World Entertainment Corp.......................      72,700         594,095
 *Transact Technologies, Inc...........................       8,900          49,506
 *Transaction Systems Architects, Inc..................      29,500         405,625
 *Transcrypt International, Inc........................       7,800           2,613
 *Transkaryotic Therapies, Inc.........................       7,000         265,344
 *Transmation, Inc.....................................       6,700           8,061
 *Transmedia Network, Inc..............................      20,400          61,200
 *Transmontaigne Oil Co................................      41,200         123,600
 *Transport Corp. of America...........................       3,500          16,898
 *Transport Industries, Inc............................       1,400           2,888
 *Transportation Components, Inc.......................      21,000          13,125
 Transpro, Inc.........................................       6,700          17,588
 Transtechnology Corp..................................       6,300          18,113
 *TransTexas Gas Corp. Class A.........................         236           2,891
 *Transworld Healthcare, Inc...........................      19,300          21,713
 *Travelocity.com, Inc.................................      29,100         347,381
 *Travis Boats & Motors, Inc...........................       3,300          10,313
 *TRC Companies, Inc...................................       8,800         161,150
 Tredegar Industries, Inc..............................       4,200          71,400
 *TREEV, Inc...........................................       9,000          30,938
 *Trega Biosciences, Inc...............................      25,400          32,544
 Tremont Corp..........................................       5,100         156,825
 *Trend-Lines, Inc. Class A............................       2,100              50
 *Trendwest Resorts, Inc...............................      24,400         569,588
 Trenwick Group, Ltd...................................      22,775         486,816
 *Trex Co., Inc........................................         400           8,750
 *Triad Guaranty, Inc..................................      17,000         491,938
 *Triad Hospitals, Inc.................................       1,000          29,969
 *Triangle Pharmaceuticals, Inc........................      57,100         309,589
 *Triarc Companies, Inc. Class A.......................      30,600         768,825
 Trico Bancshares......................................       4,950          75,488
 *Trico Marine Services, Inc...........................      54,700         748,706
 *Trident Microsystems, Inc............................      22,100         121,895
 *Trimble Navigation, Ltd..............................      21,400         459,431
 *Trimedyne, Inc.......................................       5,400           8,944
 *Trimeris, Inc........................................         300          20,456
 *TriPath Imaging, Inc.................................      43,152         348,587
 *Triple S Plastics, Inc...............................       3,800          93,456
 *Tripos, Inc..........................................       4,400         108,625
 *Tristar Corp.........................................       1,000           5,344
 *Triumph Group........................................      10,800         388,125
 *TriZetto Group, Inc..................................      35,000         614,688
 *TRM Copy Centers Corp................................       8,100          17,972
 *Tropical Sportswear International Corp...............       9,300         121,772
 *Troy Group, Inc......................................       7,900          36,291
 *Trump Hotels & Casino Resorts, Inc...................      31,000          81,375
 Trust Co. of New Jersey...............................      31,400         365,025
 Trustco Bank Corp.....................................      72,680         747,241
 *TSR, Inc.............................................       6,400          30,700
 Tucker Anthony Sutro Corp.............................      36,000         616,500
 *Tuesday Morning Corp.................................      44,100         221,878
 *Tufco Technologies, Inc..............................       4,500          37,406
 *Tumbleweed Communications Corp.......................      15,195         226,500
 *TurboChef Technologies, Inc..........................      20,500          57,656

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Tuscarora, Inc........................................      12,100    $    167,888
 *Tut Systems, Inc.....................................      14,100         100,242
 Twin Disc, Inc........................................       3,600          56,475
 *Twinlab Corp.........................................      39,700          67,614
 Tyco International, Ltd...............................       4,278         225,686
 *Tyler Technologies, Inc..............................      59,200         118,400
 U.S. Aggregates, Inc..................................       3,100          27,319
 U.S. Bancorp, Inc.....................................      23,200          97,150
 U.S. Freightways Corp.................................       5,800         151,163
 *U.S. Home & Garden, Inc..............................      23,700          24,811
 U.S. Industries, Inc..................................      32,500         217,344
 *U.S. Interactive, Inc................................      38,700          15,117
 *U.S. Physical Therapy, Inc...........................       3,000          56,813
 *U.S. Plastic Lumber Corp.............................      46,100          69,150
 *U.S. Vision, Inc.....................................       7,700          20,092
 *Ubics, Inc...........................................       8,400          13,913
 *Ucar International, Inc..............................      49,700         481,469
 UCBH Holdings, Inc....................................      10,300         386,572
 *UFP Technologies, Inc................................       3,800           7,066
 UGI Corp..............................................      36,300         805,406
 *Ugly Duckling Corp...................................      19,500          86,531
 *UICI.................................................      51,500         354,063
 UIL Holdings Corp.....................................      14,600         673,425
 *Ultimate Electronics, Inc............................      15,900         430,294
 *Ultimate Software Group, Inc.........................      22,500          78,750
 *Ultradata Systems, Inc...............................       2,000           3,000
 *Ultrak, Inc..........................................      18,700          65,450
 *Ultralife Batteries, Inc.............................      17,700         114,497
 *Ultratech Stepper, Inc...............................      33,800         592,556
 Umpqua Holdings Corp..................................       7,100          54,138
 *Unapix Entertainment, Inc............................       6,100             953
 Unico American Corp...................................       7,200          47,700
 *Unidigital, Inc......................................       6,100              92
 *Unifab International, Inc............................       9,500          77,188
 *Unifi, Inc...........................................      88,900         761,206
 Unifirst Corp.........................................      13,150         126,569
 *Unify Corp...........................................      25,700           8,031
 *Unigraphics Solutions, Inc...........................       1,500          23,625
 *Unimark Group, Inc...................................      10,100           3,945
 *Uni-Marts, Inc.......................................       6,500          11,375
 *Union Acceptance Corp. Class A.......................       5,200          29,575
 Union Community Bancorp...............................       2,300          27,384
 *Unique Mobility, Inc.................................      24,200         163,350
 *Uniroyal Technology Corp.............................      44,200         308,709
 Unisource Energy Corp.................................      50,580         742,894
 *Unit Corp............................................      57,100         724,456
 *United Auto Group, Inc...............................      27,800         211,975
 United Community Financial Corp.......................      40,900         272,241
 United Financial Corp.................................         400           6,425
 United Fire Casualty Co...............................       6,200         114,506
 United Guardian, Inc..................................       1,900           7,838
 United Industrial Corp................................      19,800         215,325
 United National Bancorp...............................      17,600         269,500
 *United Natural Foods, Inc............................      29,200         426,138
 *United Retail Group, Inc.............................      18,600          98,813
 *United Road Services, Inc............................         720             563
 *United Security Bancorporation.......................       1,600          17,700
 *United States Energy Corp............................      11,500          32,344
 United Wisconsin Services, Inc........................      18,500          83,250
 Unitil Corp...........................................       6,100         158,600
 *Unity Bancorp, Inc...................................       2,600           7,475

                                                               SHARES        VALUE+
                                                               ------        ------

 *Universal American Financial Corp....................       8,400    $     34,913
 Universal Corp........................................      37,500       1,185,938
 *Universal Electronics, Inc...........................      24,100         342,672
 Universal Forest Products, Inc........................      22,500         288,984
 *Universal Stainless & Alloy Products, Inc............       6,500          49,156
 *Uno Restaurant Corp..................................      17,700         147,131
 *Unova, Inc...........................................     103,500         414,000
 *Urban Outfitters, Inc................................      34,200         268,256
 *Urocor, Inc..........................................      14,400          90,900
 *Urologix, Inc........................................      16,700         163,869
 *Uromed Corp. New.....................................       4,720           2,803
 *URS Corp.............................................      21,200         294,150
 *Ursus Telecom Corp...................................       8,500           6,906
 *US LEC Corp..........................................      14,800          52,725
 *US Liquids, Inc......................................      25,300          83,806
 *US Oncology, Inc.....................................     103,582         495,251
 *US Unwired, Inc......................................      10,000          71,250
 *US Xpress Enterprises, Inc. Class A..................      20,523         138,530
 *USA Detergents, Inc..................................      19,400          53,956
 *USA Truck, Inc.......................................      10,200          61,519
 *USABancShares.com, Inc...............................       5,300           8,778
 *USANA, Inc...........................................      14,000          27,563
 USB Holding Co., Inc..................................      14,805         169,332
 *USData Corp..........................................      17,100           9,084
 Usec, Inc.............................................      72,400         330,325
 USG Corp..............................................      33,900         620,794
 *Utah Medical, Inc....................................       6,300          38,194
 *UTI Energy Corp......................................      42,800         957,650
 *V.I. Technologies, Inc...............................      18,500          80,938
 *Vail Resorts, Inc....................................      20,800         473,200
 *Valence Technology, Inc..............................      39,500         398,703
 *Valentis, Inc........................................      43,566         334,914
 *Valley National Gases, Inc...........................       4,200          16,275
 Valmont Industries, Inc...............................      31,600         585,588
 *Value City Department Stores, Inc....................      49,000         330,750
 Value Line, Inc.......................................      10,900         397,850
 *Valuevision International, Inc. Class A..............      13,400         207,700
 *Vans, Inc............................................      19,200         289,800
 *Varco International, Inc.............................      43,456         687,148
 *Vari L Co., Inc......................................       7,500          24,375
 *Variflex, Inc........................................       5,100          26,775
 *Vari-Lite International, Inc.........................       4,800           5,250
 *Vaxgen, Inc..........................................      11,000         232,031
 *VDI Media............................................      12,200          41,938
 Vector Group, Ltd.....................................      29,762         459,451
 Vectren Corp..........................................      27,066         620,826
 *Ventana Medical Systems, Inc.........................      22,400         647,500
 *Ventro Corp..........................................         900           1,758
 *Venture Catalyst, Inc................................       8,000          11,375
 Venturian Corp........................................         330             825
 *Veramark Technologies, Inc...........................      10,400          11,213
 *Verdant Brands, Inc..................................       4,517             994
 *Verilink Corp........................................      22,000          55,688
 *Veritas DGC, Inc.....................................      24,300         596,869
 *Verity, Inc..........................................      25,200         370,913
 *Vermont Pure Holdings, Ltd...........................      12,300          34,594
 *Versant Object Technology Corp.......................       6,500          23,156
 *Versar, Inc..........................................       3,000           5,063
 *Verso Technologies, Inc..............................       5,546          13,692
 *Vertel Corp..........................................      41,800         121,481

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Vertex Interactive, Inc..............................      20,300    $    225,203
 *Verticalbuyer Inc....................................         920               0
 Vesta Insurance Group, Inc............................      26,000         130,000
 *Vestcom International, Inc...........................      11,700          24,131
 *viaLink Co...........................................      19,200          39,300
 *Viant Corp...........................................      15,600          68,738
 *Viasat, Inc..........................................      27,000         329,063
 *Viatel, Inc..........................................      39,500         220,953
 *VIB Corp.............................................         103             647
 *Vical, Inc...........................................      31,700         464,603
 *Vicon Industries, Inc................................       6,400          12,400
 *Vicorp Restaurants, Inc..............................       8,700         156,056
 *Vidamed, Inc.........................................      10,800          27,000
 *Video Display Corp...................................       3,000          24,469
 *Video Services Corp..................................       2,000           8,000
 *Videonics, Inc.......................................       3,600           2,025
 *Viisage Technology, Inc..............................      15,900          20,869
 Vintage Petroleum, Inc................................      14,700         282,056
 *Vion Pharmaceuticals, Inc............................      23,500         175,883
 *Virbac Corp..........................................      25,400          84,931
 Virco Manufacturing Corp..............................      14,330         154,048
 *Virginia Gas Co......................................       5,500          20,883
 *ViroPharma, Inc......................................      22,800         352,688
 *Virtualfund.Com, Inc.................................      22,400          14,700
 *Vision Sciences, Inc.................................       5,100           4,303
 *VISTA Information Solutions, Inc.....................      25,100          23,531
 *Vista Medical Technologies, Inc......................      30,000          26,250
 *Visual Data Corp.....................................      13,600          27,413
 *Visual Networks, Inc.................................      27,900          64,955
 Vital Signs, Inc......................................      19,500         649,594
 *Vitalcom, Inc........................................       6,000          12,656
 *Vitech America, Inc..................................      26,150          80,084
 *Vivus, Inc...........................................      50,200         105,106
 *Vlasic Foods International, Inc......................      50,100          53,231
 *Vodavi Technology, Inc...............................       4,300           5,980
 *Volt Information Sciences, Inc.......................      22,800         421,800
 *V-ONE Corp...........................................      19,400          23,341
 *Voxware, Inc.........................................      20,000          24,063
 VRB Bancorp...........................................       7,600          45,600
 *VTEL Corp............................................      38,600          54,884
 Vulcan International Corp.............................         700          23,756
 *Vysis, Inc...........................................      15,200          98,325
 *W.P. Carey & Co. LLC.................................       2,100          34,913
 Wabash National Corp..................................      36,800         278,300
 Wabtec Corp...........................................       9,900          89,100
 *Wackenhut Corp. Class A..............................       5,000          62,813
 *Wackenhut Corp. Class B Non-Voting...................      11,950          96,347
 *Wackenhut Corrections Corp...........................      30,100         199,413
 *Walker Interactive Systems, Inc......................      21,900          45,169
 *Wall Street Deli, Inc................................       1,500             984
 Wallace Computer Services, Inc........................      60,500         941,531
 Walter Industries, Inc................................      69,600         426,300
 Warnaco Group, Inc....................................      78,100         185,488
 Warren Bancorp, Inc...................................       9,500          68,875
 Warwick Community Bancorp, Inc........................       5,300          72,709
 Washington Banking Co.................................       3,700          29,138
 *Washington Group Intl., Inc..........................      73,300         609,306
 *Washington Homes, Inc................................       7,900          77,025
 Washington Savings Bank FSB...........................       1,600           5,800
 Washington Trust Bancorp, Inc.........................      10,700         145,119
 *Waste Connections, Inc...............................      46,600       1,162,088

                                                               SHARES        VALUE+
                                                               ------        ------

 *Waste Industries, Inc................................      17,100    $     96,188
 *Waterlink, Inc.......................................      24,300          13,669
 Waters Instruments, Inc...............................         200             875
 Watsco, Inc. Class A..................................      49,100         530,280
 Watsco, Inc. Class B..................................       1,350          14,555
 Watts Industries, Inc. Class A........................      23,900         240,494
 Wausau-Mosinee Paper Corp.............................      85,600         743,650
 *Waypoint Financial Corp..............................      45,982         421,023
 WD-40 Co..............................................      21,600         436,050
 *Webb (Del) Corp......................................      25,700         623,225
 *Webb Interactive Services, Inc.......................       8,800          17,738
 *Webco Industries, Inc................................       6,000           9,000
 *Webhire, Inc.........................................      25,400          25,003
 *WebLink Wireless, Inc................................      54,300         164,597
 Weider Nutrition International, Inc...................      12,600          33,075
 *Weirton Steel Corp...................................      55,000          82,500
 Wellco Enterprises, Inc...............................       1,000          10,000
 Wellman, Inc..........................................      47,600         618,800
 *Wells-Gardner Electronics Corp.......................       6,200          14,725
 Werner Enterprises, Inc...............................      59,200         834,350
 Wesbanco, Inc.........................................      25,750         573,742
 West Coast Bancorp....................................      23,709         206,713
 *West Marine, Inc.....................................      23,500         151,281
 West Pharmaceutical Services, Inc.....................      20,900         475,475
 Westaff, Inc..........................................      17,400          35,344
 Westbank Corp.........................................       4,300          31,578
 *Westcoast Hospitality Corp...........................      15,000          76,875
 Westcorp, Inc.........................................      36,840         531,878
 *Westell Technologies, Inc............................      68,260         275,173
 Westerfed Financial Corp..............................       5,300         113,122
 *Western Digital Corp.................................     115,600         375,700
 Western Gas Resources, Inc............................      35,400         860,663
 Western Ohio Financial Corp...........................         900          14,794
 *Western Power & Equipment Corp.......................       2,600           3,697
 *Weston (Roy F.), Inc. Class A........................      11,300          48,025
 Westpoint Stevens, Inc................................      41,600         265,200
 *Wet Seal, Inc. Class A...............................      14,200         335,919
 *WFS Financial, Inc...................................      33,600         604,800
 *White Electronics Designs Corp.......................      25,500         186,469
 *Whitehall Jewellers, Inc.............................      25,650         174,741
 *Whitman Education Group, Inc.........................      13,100          19,650
 *WHX Corp.............................................      19,500          30,469
 *Wickes Lumber Co.....................................      10,600          38,756
 *Wild Oats Markets, Inc...............................      37,850         163,820
 *William Lyon Homes...................................      29,100         210,975
 *Williams Clayton Energy, Inc.........................      15,300         338,513
 *Williams Controls, Inc...............................      14,700           9,188
 *Williams Industries, Inc.............................       1,200           3,056
 *Willis Lease Finance Corp............................       7,900          67,891
 *Wilshire Financial Sevices Group, Inc................         137             152
 *Wilshire Oil Co. of Texas............................       7,107          23,542
 *Wilsons The Leather Experts, Inc.....................      25,100         415,719
 *Wink Communications, Inc.............................      23,300         234,456
 Winnebago Industries, Inc.............................      31,900         386,788
 *Wire One Technologies, Inc...........................      15,150          61,073
 *Wireless Telecom Group, Inc..........................      24,100          63,263
 *Wireless Xcessories Group............................       6,600           3,403
 *Wisconsin Central Transportation Corp................      50,300         705,772
 *Wiser Oil Co.........................................      12,500          53,125
 *WJ Communications, Inc...............................       7,400          96,894

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *WLR Foods, Inc.......................................      19,192    $    268,088
 *WMS Industries, Inc..................................      47,100         827,194
 Wolohan Lumber Co.....................................       6,400          75,800
 *Wolverine Tube, Inc..................................      15,900         206,700
 Wolverine World Wide, Inc.............................      59,900         722,544
 Woodhead Industries, Inc..............................      17,100         375,666
 Woodward Governor Co..................................      16,900         639,559
 *Workflow Management, Inc.............................      20,600         131,325
 *Workgroup Technology Corp............................       8,000           3,375
 *World Acceptance Corp................................      24,700         124,272
 *World Access, Inc....................................      55,572         171,058
 World Fuel Services Corp..............................      13,300          83,956
 *WorldGate Communications, Inc........................      22,500         159,609
 *Worldpages.com, Inc..................................      50,300         116,319
 *Worldwide Xceed Group, Inc...........................      34,500          18,867
 WPS Resources Corp....................................      19,000         603,250
 *WR Grace & Co........................................     137,700         318,431
 *WSI Industries, Inc..................................       2,000           5,625
 *Wyndham International, Inc...........................       9,000          13,500
 *Xeta Corp............................................      12,600         105,919
 *Xetel Corp...........................................      14,300          49,603
 *Xicor, Inc...........................................      29,600         125,338
 *Xircom, Inc..........................................      23,900         344,309
 X-Rite, Inc...........................................      27,900         165,656
 *Xtra Corp............................................      15,600         718,575
 *Xybernaut Corp.......................................      23,900          59,377
 Yardville National Bancorp............................       8,700         102,225
 *Yellow Corp..........................................      35,300         637,606
 Yonkers Financial Corp................................         400           5,675
 York Group, Inc.......................................       9,200          17,681
 *Young Broadcasting, Inc. Class A.....................      23,400         637,650
 *Youthstream Media Networks, Inc......................      35,700          45,741
 *Zamba Corporation....................................      47,400         129,609
 *Zany Brainy, Inc.....................................      11,960          17,940
 *Zap.com Corp.........................................         334             164
 *Zapata Corp..........................................      33,400          75,150
 *Zaring National Corp.................................       1,900             475
 Zenith National Insurance Corp........................      22,100         546,975
 *Zevex International, Inc.............................       4,800          21,000
 *Zila, Inc............................................      30,257          80,843
 *ZixIt Corp...........................................      25,800         292,669
 *Zoll Medical Corp....................................      13,200         480,150
 *Zoltek Companies, Inc................................      25,000          95,313
 *Zomax, Inc...........................................      25,400         121,047
 *Zonagen, Inc.........................................      11,400          28,856

                                                               SHARES        VALUE+
                                                               ------        ------

 *Zoran Corp...........................................      11,800    $    308,644
 *Zygo Corp............................................      15,100         422,800
 *Zymetx, Inc..........................................       8,600          14,378
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $864,894,812)..................................                 758,199,651
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Elan Corp. P.L.C. Contingent Payment Rights..........      47,000          32,312
 *Intercontinental Telecom Corp. Warrants 04/30/02.....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Nutramax Products Rights 12/18/00....................       3,300               0
 *Tokheim Corp. Series C Warrants 10/20/06.............       4,000               0
 *TransTexas Gas Corp. Warrants 06/30/02...............         492               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $29,240).......................................                      32,312
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $8,116,658) to be
  repurchased at $7,996,330.
  (Cost $7,995,000)....................................    $  7,995       7,995,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $872,919,052)++....                $766,226,963
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $875,344,141.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $   766,227
Collateral for Securities Loaned............................       40,039
Receivables:
  Dividends and Interest....................................          678
  Investment Securities Sold................................        2,848
  Fund Shares Sold..........................................          145
Prepaid Expenses and Other Assets...........................            1
                                                              -----------
    Total Assets............................................      809,938
                                                              -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       40,039
  Investment Securities Purchased...........................          323
  Fund Shares Redeemed......................................        1,335
Accrued Expenses and Other Liabilities......................           90
                                                              -----------
    Total Liabilities.......................................       41,787
                                                              -----------
NET ASSETS..................................................  $   768,151
                                                              ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   65,835,877
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.67
                                                              ===========
Investments at Cost.........................................  $   872,919
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   756,953
Undistributed Net Investment Income.........................          820
Undistributed Net Realized Gain.............................      117,070
Unrealized Depreciation of Investment Securities............     (106,692)
                                                              -----------
    Total Net Assets........................................  $   768,151
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $   5,682
  Interest..................................................               889
  Income from Securities Lending............................             1,249
                                                                     ---------
        Total Investment Income.............................             7,820
                                                                     ---------

EXPENSES
  Investment Advisory Services..............................               219
  Accounting & Transfer Agent Fees..........................               273
  Custodian Fees............................................                74
  Legal Fees................................................                 8
  Audit Fees................................................                 8
  Shareholders' Reports.....................................                 3
  Trustees' Fees and Expenses...............................                 8
  Other.....................................................                26
                                                                     ---------
        Total Expenses......................................               619
                                                                     ---------
    NET INVESTMENT INCOME...................................             7,201
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Net Realized Gain on Investment Securities Sold.............           120,566
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (120,728)
                                                                     ---------

    NET LOSS ON INVESTMENT SECURITIES.......................              (162)
                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $   7,039
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        2000             1999
                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $   7,201        $   4,945
    Net Realized Gain on Investment Securities Sold.........           120,566           56,608
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................          (120,728)          31,371
                                                                     ---------        ---------
        Net Increase in Net Assets Resulting from
          Operations........................................             7,039           92,924
                                                                     ---------        ---------

Distributions From:
    Net Investment Income...................................            (6,602)          (4,995)
    Net Realized Gains......................................           (58,823)         (49,223)
                                                                     ---------        ---------
        Total Distributions.................................           (65,425)         (54,218)
                                                                     ---------        ---------
Capital Share Transactions (1):
    Shares Issued...........................................           408,007           98,295
    Shares Issued in Lieu of Cash Distributions.............            64,585           53,051
    Shares Redeemed.........................................          (232,141)        (150,769)
                                                                     ---------        ---------
        Net Increase from Capital Share Transactions........           240,451              577
                                                                     ---------        ---------
        Total Increase......................................           182,065           39,283
NET ASSETS
    Beginning of Period.....................................           586,086          546,803
                                                                     ---------        ---------
    End of Period...........................................         $ 768,151        $ 586,086
                                                                     =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            31,035            8,767
    Shares Issued in Lieu of Cash Distributions.............             5,630            5,082
    Shares Redeemed.........................................           (18,695)         (13,717)
                                                                     ---------        ---------
                                                                        17,970              132
                                                                     =========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2000         1999         1998         1997         1996
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  12.24     $  11.46     $  13.82     $  12.56     $  11.26
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.11         0.10         0.10         0.11         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.65         1.83        (1.28)        2.81         1.92
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      0.76         1.93        (1.18)        2.92         2.05
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.11)       (0.11)       (0.10)       (0.10)       (0.13)
  Net Realized Gains...............     (1.22)       (1.04)       (1.08)       (1.56)       (0.62)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (1.33)       (1.15)       (1.18)       (1.66)       (0.75)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  11.67     $  12.24     $  11.46     $  13.82     $  12.56
                                     ========     ========     ========     ========     ========
Total Return.......................      6.48%       18.62%       (8.98)%      26.47%       19.17%

Net Assets, End of Period
  (thousands)......................  $768,151     $586,086     $546,803     $432,833     $268,401
Ratio of Expenses to Average Net
  Assets...........................      0.08%        0.09%        0.09%        0.11%        0.13%
Ratio of Net Investment Income to
  Average Net Assets...............      0.99%        0.89%        0.88%        0.96%        1.05%
Portfolio Turnover Rate............        38%          29%          29%          30%          32%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $450,454
Sales.......................................................   269,725

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 141,737
Gross Unrealized Depreciation...............................       (250,854)
                                                                  ---------
  Net.......................................................      $(109,117)
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line were as follows:

    WEIGHTED       WEIGHTED        NUMBER      INTEREST   MAXIMUM AMOUNT
     AVERAGE     AVERAGE LOAN      OF DAYS      EXPENSE   BORROWED DURING
  INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
  -------------  -------------  -------------  ---------  ---------------
      6.73%      $  5,084,000        21        $ 19,966     $10,221,000

    There were no outstanding borrowings under the domestic line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $31,310,397, the related collateral cash received was $40,038,876 and the value of collateral on overnight repurchase agreements was $41,115,685.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. 6-10 Small Company
Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida

January 12, 2001